                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2009
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2009

SUNAMERICA
Income Funds

[LOGO]

        September 30, 2009                                    SEMI-ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 16
        NOTES TO FINANCIAL STATEMENTS............................... 66
        APPROVAL OF ADVISORY AGREEMENTS............................. 82
        RESULTS OF SPECIAL SHAREHOLDER MEETING...................... 88

        Shareholder Letter

Dear Shareholder:

Enclosed is the semi-annual report for the SunAmerica Income Funds for the six-month period ended September 30, 2009.

The six-month period was marked by renewed optimism that the economy, while still in a fragile state, was showing hopeful signs. This was illustrated by a stabilization of the credit markets and an increased appetite for riskier assets.

The positive response in the financial markets was a function of continued government support and optimism over an economic recovery, as illustrated by the revised 2009 Second Quarter (Q2) Gross Domestic Product (GDP). U.S. GDP fell just 0.70% in Q2, a smaller decline than the previous 1.00% estimate. Moreover, core consumer prices increased at a 2% annual rate in Q2. Core consumer prices have now risen just 1.6% in the past 12 months, well within the Federal Reserve's 'comfort zone' for inflation. Other economic reports such as consumer sentiment and new home sales also showed signs of improvement. However, the September jobs report dampened expectations of a strong economic recovery. The economy lost another 263,000 jobs in September and the unemployment rate rose to 9.8%, its highest rate in over 25 years. This set off concerns that a weak labor market would undermine consumer spending and damage prospects for a strong, sustainable economic recovery.

These mixed economic signals raise questions about whether we are heading for a tepid economic recovery or, perhaps, a return to a more recessionary environment. While the Federal Reserve acknowledged that a recovery appears underway, they maintained the current Federal Funds Rate target between 0.00-0.25%, and will continue purchases of mortgage-backed securities albeit at a slower pace to support the housing market. While the Federal Reserve has sent signals to the market about withdrawing its stimulus policies, the fragility of the recovery now apparently underway has kept current monetary and fiscal policy in place.

Credit markets reacted positively to the renewed economic optimism and financial flows into fixed income improved dramatically. Risky assets, such as high-yield bonds, led the way. During the six-month period, The Citigroup High Yield Market Index returned 40.29%. Both the Barclays Capital U.S. Aggregate Bond Index and Citigroup Mortgage GNMA Index delivered solid returns of 5.59% and 2.82%, respectively. Expectations of economic growth and, among some investors, future inflation led to a decline of 2.32% in the Barclays Capital U.S. Government Index*. As always, we recommend that you consult your financial adviser to make sure that your portfolio is appropriate given your risk tolerance, time horizon and financial objectives.

Thank you for your investment in the SunAmerica Income Funds. We continue to work diligently to preserve and grow your capital consistent with each Fund's individual objectives. We also encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

    Michael Cheah  Robert Vanden Assem  Rajeev Mittal    Christopher Jones
    Andrew Doulos  Geoffrey Cornell     Peter Stevenson
                   Anthony King

--------
Past performance is no guarantee of future results.

* The Citigroup High Yield Market Index is a broad-based, unmanaged index of high-yield securities. The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The Citigroup Mortgage GNMA Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). The Barclays Capital U.S. Government Index is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2009 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2009 and held until September 30, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2009" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2009 -- (unaudited) (continued)

                                              Actual                                  Hypothetical
                            ------------------------------------------ ------------------------------------------
                                                                                     Ending Account
                                          Ending Account Expenses Paid                Value Using   Expenses Paid
                                           Value Using    During the                 a Hypothetical  During the      Expense
                              Beginning       Actual      Six Months     Beginning     5% Assumed    Six Months       Ratio
                            Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                             at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
Fund                            2009           2009          2009*         2009           2009          2009*         2009*
----                        ------------- -------------- ------------- ------------- -------------- ------------- -------------
U.S. Government Securities
  Class A#.................   $1,000.00     $  999.06       $ 4.96       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $  996.83       $ 8.21       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $  996.82       $ 8.21       $1,000.00     $1,016.85       $ 8.29         1.64%
GNMA
  Class A#.................   $1,000.00     $1,016.72       $ 5.01       $1,000.00     $1,020.10       $ 5.01         0.99%
  Class B#.................   $1,000.00     $1,013.41       $ 8.28       $1,000.00     $1,016.85       $ 8.29         1.64%
  Class C#.................   $1,000.00     $1,014.26       $ 8.28       $1,000.00     $1,016.85       $ 8.29         1.64%
Strategic Bond
  Class A..................   $1,000.00     $1,231.20       $ 7.16       $1,000.00     $1,018.65       $ 6.48         1.28%
  Class B..................   $1,000.00     $1,226.94       $11.11       $1,000.00     $1,015.09       $10.05         1.99%
  Class C..................   $1,000.00     $1,226.59       $10.77       $1,000.00     $1,015.39       $ 9.75         1.93%
High Yield Bond
  Class A#.................   $1,000.00     $1,334.84       $ 7.96       $1,000.00     $1,018.25       $ 6.88         1.36%
  Class B#.................   $1,000.00     $1,325.36       $11.72       $1,000.00     $1,014.99       $10.15         2.01%
  Class C#.................   $1,000.00     $1,328.37       $11.73       $1,000.00     $1,014.99       $10.15         2.01%
Tax Exempt Insured
  Class A#.................   $1,000.00     $1,072.23       $ 4.73       $1,000.00     $1,020.51       $ 4.61         0.91%
  Class B#.................   $1,000.00     $1,066.88       $10.62       $1,000.00     $1,014.79       $10.35         2.05%
  Class C#.................   $1,000.00     $1,068.30       $ 8.50       $1,000.00     $1,016.85       $ 8.29         1.64%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2009" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009 -- (unaudited)

                                                        U.S. Government                 Strategic      High Yield    Tax Exempt
                                                          Securities        GNMA          Bond            Bond        Insured
                                                             Fund           Fund          Fund            Fund          Fund
                                                        --------------- ------------  -------------  -------------  -----------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*.......................................  $174,886,894   $415,630,591  $ 556,295,352  $ 144,986,798  $75,363,868
Short-term investment securities, at market value
 (unaffiliated)........................................    10,000,000    105,000,000     22,842,000             --    2,995,320
Repurchase agreements (cost approximates market value).    11,058,000     49,686,000      2,657,000      1,685,000           --
                                                         ------------   ------------  -------------  -------------  -----------
 Total investments.....................................   195,944,894    570,316,591    581,794,352    146,671,798   78,359,188
                                                         ------------   ------------  -------------  -------------  -----------
Cash...................................................           635            586        390,118        333,249           --
Foreign cash*..........................................            --             --        872,464             --           --
Receivable for:
 Shares of beneficial interest sold....................        91,218      1,065,686      1,544,188        262,396      298,206
 Dividends and interest................................       937,412      1,665,189      9,885,817      3,549,901      947,204
 Investments sold......................................            --             --      5,959,686      4,406,292           --
Prepaid expenses and other assets......................         2,340          2,340          2,430          2,340        2,340
Due from investment adviser for expense
 reimbursements/fee waivers............................        63,323         56,173             --         23,978       21,965
                                                         ------------   ------------  -------------  -------------  -----------
Total assets...........................................   197,039,822    573,106,565    600,449,055    155,249,954   79,628,903
                                                         ------------   ------------  -------------  -------------  -----------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed................       584,731      1,427,396      1,682,080        370,334       87,890
 Investments purchased.................................    23,210,234    122,906,597     11,111,189      6,780,478           --
 Investment advisory and management fees...............        92,442        168,499        297,095         89,252       31,378
 Distribution and service maintenance fees.............        65,433        191,117        321,849         76,513       31,670
 Transfer agent fees and expenses......................        45,829         94,341        118,821         40,399       16,434
 Trustees' fees and expenses...........................        19,676          4,535          6,431          7,099        4,641
 Other accrued expenses................................       110,757        103,901        254,310         89,807       67,791
Dividends payable......................................        55,514        163,633      1,079,424        440,121       84,721
                                                         ------------   ------------  -------------  -------------  -----------
Total liabilities......................................    24,184,616    125,060,019     14,871,199      7,894,003      324,525
                                                         ------------   ------------  -------------  -------------  -----------
Net Assets.............................................  $172,855,206   $448,046,546  $ 585,577,856  $ 147,355,951  $79,304,378
                                                         ============   ============  =============  =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.........  $    174,709   $    378,058  $   1,799,053  $     459,666  $    61,268
Paid-in capital........................................   164,007,550    428,853,581    691,056,100    298,783,116   73,719,954
                                                         ------------   ------------  -------------  -------------  -----------
                                                          164,182,259    429,231,639    692,855,153    299,242,782   73,781,222
Accumulated undistributed net investment income (loss).       123,248       (500,810)    (1,794,599)     1,250,857       21,667
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short
 and foreign exchange transactions.....................     3,432,065      6,056,797   (114,979,115)  (137,099,984)     (33,266)
Unrealized appreciation (depreciation) on investments..     5,117,634     13,258,920      9,418,793    (16,037,752)   5,534,755
Unrealized appreciation (depreciation) on foreign
 exchange transactions.................................            --             --         77,624             48           --
                                                         ------------   ------------  -------------  -------------  -----------
Net Assets.............................................  $172,855,206   $448,046,546  $ 585,577,856  $ 147,355,951  $79,304,378
                                                         ============   ============  =============  =============  ===========
* Cost
 Long-term investment securities (unaffiliated)........  $169,769,260   $402,371,671  $ 546,876,559  $ 161,024,550  $69,829,113
                                                         ============   ============  =============  =============  ===========
 Short-term investment securities (unaffiliated).......  $ 10,000,000   $105,000,000  $  22,842,000  $          --  $ 2,995,320
                                                         ============   ============  =============  =============  ===========
 Foreign cash..........................................  $         --   $         --  $     852,923  $          --  $        --
                                                         ============   ============  =============  =============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2009 -- (unaudited) (continued)

                                                        U.S. Government               Strategic   High Yield  Tax Exempt
                                                          Securities        GNMA        Bond         Bond      Insured
                                                             Fund           Fund        Fund         Fund        Fund
                                                        --------------- ------------ ------------ ----------- -----------
Class A (unlimited shares authorized):
Net assets.............................................  $143,784,393   $330,347,262 $286,360,532 $81,236,292 $60,488,532
Shares of beneficial interest issued and outstanding...    14,531,907     27,899,187   88,123,265  25,392,389   4,674,144
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)...............................................  $       9.89   $      11.84 $       3.25 $      3.20 $     12.94
Maximum sales charge (4.75% of offering price).........  $       0.49   $       0.59 $       0.16 $      0.16 $      0.65
                                                         ------------   ------------ ------------ ----------- -----------
Maximum offering price to public.......................  $      10.38   $      12.43 $       3.41 $      3.36 $     13.59
                                                         ============   ============ ============ =========== ===========
Class B (unlimited shares authorized):
Net assets.............................................  $ 10,911,018   $ 37,721,235 $ 45,164,872 $20,073,703 $ 2,330,756
Shares of beneficial interest issued and outstanding...     1,102,362      3,177,609   13,903,194   6,263,888     179,851
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge).........................................  $       9.90   $      11.87 $       3.25 $      3.20 $     12.96
                                                         ============   ============ ============ =========== ===========
Class C (unlimited shares authorized):
Net assets.............................................  $ 18,159,795   $ 79,978,049 $254,052,452 $46,045,956 $16,485,090
Shares of beneficial interest issued and outstanding...     1,836,656      6,729,012   77,878,800  14,310,313   1,272,810
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge).........................................  $       9.89   $      11.89 $       3.26 $      3.22 $     12.95
                                                         ============   ============ ============ =========== ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2009 -- (unaudited)

                                                         U.S. Government                Strategic    High Yield   Tax Exempt
                                                           Securities        GNMA         Bond          Bond       Insured
                                                              Fund           Fund         Fund          Fund         Fund
                                                         --------------- -----------  ------------  ------------  ----------
INVESTMENT INCOME:
 Dividends (unaffiliated)...............................   $        --   $        --  $     78,580  $     13,867  $       --
 Interest (unaffiliated)................................     3,285,505     7,367,589    20,988,211     7,871,133   1,620,833
                                                           -----------   -----------  ------------  ------------  ----------
   Total investment income*.............................     3,285,505     7,367,589    21,066,791     7,885,000   1,620,833
                                                           -----------   -----------  ------------  ------------  ----------
EXPENSES:
 Investment advisory and management fees................       605,913     1,042,836     1,674,894       499,891     186,760
 Distribution and service maintenance fees:
   Class A..............................................       271,750       588,056       451,763       127,234      98,708
   Class B..............................................        63,835       204,659       209,130        94,642      12,524
   Class C..............................................        92,579       390,813     1,145,374       208,354      78,975
 Transfer agent fees and expenses:
   Class A..............................................       195,939       392,058       306,030        95,918      68,172
   Class B..............................................        18,847        54,125        53,083        26,323       3,875
   Class C..............................................        23,556        92,090       264,499        51,772      18,581
 Registration fees:
   Class A..............................................        19,167        13,971           192         2,559       8,851
   Class B..............................................         8,624         6,879         8,382         7,749       5,707
   Class C..............................................        11,558        16,149         2,577         6,456      11,516
 Custodian and accounting fees..........................        41,694        70,251        25,336        23,823      16,947
 Reports to shareholders................................        16,201        28,323        46,151         7,922       2,529
 Audit and tax fees.....................................        19,773        19,698        21,113        23,190      20,391
 Legal fees.............................................         1,582         8,393        22,116        11,483       1,590
 Trustees' fees and expenses............................        16,834        26,125        32,143         7,584       4,498
 Interest expense.......................................           452            --           304           125          --
 Interest expense on securities sold short..............            --            --            --        11,837          --
 Other expenses.........................................         8,031        10,521        15,782         7,167       5,020
                                                           -----------   -----------  ------------  ------------  ----------
   Total expenses before fee waivers, expense
    reimbursements, expense recoupments and custody
    credits.............................................     1,416,335     2,964,947     4,278,869     1,214,029     544,644
   Net (fees waived and expenses reimbursed)/recouped
    by investment adviser (Note 3)......................      (391,151)     (325,012)           --      (110,602)   (132,903)
   Custody credits earned on cash balances..............            --            --           (27)          (10)         --
                                                           -----------   -----------  ------------  ------------  ----------
   Net expenses.........................................     1,025,184     2,639,935     4,278,842     1,103,417     411,741
                                                           -----------   -----------  ------------  ------------  ----------
Net investment income (loss)............................     2,260,321     4,727,654    16,787,949     6,781,583   1,209,092
                                                           -----------   -----------  ------------  ------------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..     5,509,764     4,390,997   (13,390,731)  (16,775,863)    707,432
Net realized foreign exchange gain (loss) on other
 assets and liabilities.................................            --            --     2,162,839            --          --
Net realized gain (loss) on securities sold short.......            --            --            --      (163,313)         --
Net realized gain (loss) on disposal of investments in
 violation of investment restrictions (Note 3)..........          (647)           --            --            --          --
Net increase from payment by affiliates (Note 3)........           647            --            --            --          --
                                                           -----------   -----------  ------------  ------------  ----------
Net realized gain (loss) on investments and foreign
 currencies.............................................     5,509,764     4,390,997   (11,227,892)  (16,939,176)    707,432
                                                           -----------   -----------  ------------  ------------  ----------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated).............................    (9,232,523)   (2,089,731)  102,004,070    46,919,714   3,224,140
Change in unrealized foreign exchange gain (loss) on
 other assets and liabilities...........................            --            --       114,160            48          --
Change in unrealized appreciation (depreciation) on
 securities sold short..................................            --            --            --         9,750          --
                                                           -----------   -----------  ------------  ------------  ----------
Net unrealized gain (loss) on investments and foreign
 currencies.............................................    (9,232,523)   (2,089,731)  102,118,230    46,929,512   3,224,140
                                                           -----------   -----------  ------------  ------------  ----------
Net realized and unrealized gain (loss) on investments
 and foreign currencies.................................    (3,722,759)    2,301,266    90,890,338    29,990,336   3,931,572
                                                           -----------   -----------  ------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................   $(1,462,438)  $ 7,028,920  $107,678,287  $ 36,771,919  $5,140,664
                                                           ===========   ===========  ============  ============  ==========
*  Net of foreign withholding taxes on interest and
   dividends of.........................................   $        --   $        --  $     53,629  $         --  $       --
                                                           ===========   ===========  ============  ============  ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                U.S. Government
                                                                                                Securities Fund
                                                                                          --------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended     For the year
                                                                                          September 30,    ended
                                                                                              2009       March 31,
                                                                                           (unaudited)      2009
                                                                                          ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $  2,260,321  $  5,856,989
  Net realized gain (loss) on investments and foreign currencies.........................    5,509,764     2,492,555
  Net unrealized gain (loss) on investments and foreign currencies.......................   (9,232,523)    7,055,161
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   (1,462,438)   15,404,705
                                                                                          ------------  ------------

Distribution to shareholders from:
  Net investment income (Class A)........................................................   (1,886,711)   (5,369,678)
  Net investment income (Class B)........................................................     (113,784)     (345,850)
  Net investment income (Class C)........................................................     (164,186)     (381,222)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (2,164,681)   (6,096,750)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).  (38,376,554)  (17,856,605)
                                                                                          ------------  ------------
Total increase (decrease) in net assets..................................................  (42,003,673)   (8,548,650)
                                                                                          ------------  ------------

NET ASSETS:
Beginning of period......................................................................  214,858,879   223,407,529
                                                                                          ------------  ------------
End of period+........................................................................... $172,855,206  $214,858,879
                                                                                          ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)........................ $    123,248  $     27,608
                                                                                          ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                      GNMA Fund              Strategic Bond Fund
                                                             --------------------------  ---------------------------
                                                                For the                     For the
                                                              six months                  six months
                                                                 ended     For the year      ended      For the year
                                                             September 30,    ended      September 30,     ended
                                                                 2009       March 31,        2009        March 31,
                                                              (unaudited)      2009       (unaudited        2009
                                                             ------------- ------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)............................... $  4,727,654  $ 12,369,438  $ 16,787,949  $  41,117,669
 Net realized gain (loss) on investments and foreign
   currencies...............................................    4,390,997     4,332,582   (11,227,892)   (78,183,148)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (2,089,731)    7,314,226   102,118,230    (76,650,431)
                                                             ------------  ------------  ------------  -------------
Net increase (decrease) in net assets resulting from
 operations.................................................    7,028,920    24,016,246   107,678,287   (113,715,910)
                                                             ------------  ------------  ------------  -------------

Distribution to shareholders from:
 Net investment income (Class A)............................   (3,866,210)  (10,909,235)   (8,805,644)   (30,006,872)
 Net investment income (Class B)............................     (337,900)   (1,314,574)   (1,279,566)    (3,566,240)
 Net investment income (Class C)............................     (645,471)   (1,383,879)   (7,069,921)   (18,381,363)
 Net realized gain on securities (Class A)..................           --    (2,340,430)           --             --
 Net realized gain on securities (Class B)..................           --      (411,116)           --             --
 Net realized gain on securities (Class C)..................           --      (540,648)           --             --
                                                             ------------  ------------  ------------  -------------
Total distributions to shareholders.........................   (4,849,581)  (16,899,882)  (17,155,131)   (51,954,475)
                                                             ------------  ------------  ------------  -------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)........................  (20,633,912)   47,194,149    28,992,595   (170,519,517)
                                                             ------------  ------------  ------------  -------------
Total increase (decrease) in net assets.....................  (18,454,573)   54,310,513   119,515,751   (336,189,902)
                                                             ------------  ------------  ------------  -------------

NET ASSETS:
Beginning of period.........................................  466,501,119   412,190,606   466,062,105    802,252,007
                                                             ------------  ------------  ------------  -------------
End of period+.............................................. $448,046,546  $466,501,119  $585,577,856  $ 466,062,105
                                                             ============  ============  ============  =============
--------
+ Includes accumulated undistributed net investment income
 (loss)..................................................... $   (500,810) $   (378,883) $ (1,794,599) $  (1,427,417)
                                                             ============  ============  ============  =============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                           High Yield Bond Fund      Tax Exempt Insured Fund
                                                        --------------------------  -------------------------
                                                           For the                     For the
                                                         six months                  six months
                                                            ended     For the year      ended     For the year
                                                        September 30,    ended      September 30,    ended
                                                            2009       March 31,        2009       March 31,
                                                         (unaudited)      2009       (unaudited)      2009
                                                        ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).......................... $  6,781,583  $ 17,867,997   $ 1,209,092  $ 1,968,886
 Net realized gain (loss) on investments and foreign
   currencies..........................................  (16,939,176)  (34,155,084)      707,432     (632,662)
 Net unrealized gain (loss) on investments and foreign
   currencies..........................................   46,929,512   (43,371,099)    3,224,140    1,114,958
                                                        ------------  ------------   -----------  -----------
Net increase (decrease) in net assets resulting from
 operations............................................   36,771,919   (59,658,186)    5,140,664    2,451,182
                                                        ------------  ------------   -----------  -----------
Distribution to shareholders from:
 Net investment income (Class A).......................   (3,701,364)   (8,583,504)     (937,874)  (1,633,906)
 Net investment income (Class B).......................     (903,350)   (2,374,059)      (27,299)     (82,242)
 Net investment income (Class C).......................   (1,985,933)   (4,308,886)     (205,015)    (212,850)
 Net realized gain on securities (Class A).............           --            --            --           --
 Net realized gain on securities (Class B).............           --            --            --           --
 Net realized gain on securities (Class C).............           --            --            --           --
                                                        ------------  ------------   -----------  -----------
Total distributions to shareholders....................   (6,590,647)  (15,266,449)   (1,170,188)  (1,928,998)
                                                        ------------  ------------   -----------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................    7,553,368   (20,708,775)    4,927,107   15,549,201
                                                        ------------  ------------   -----------  -----------
Total increase (decrease) in net assets................   37,734,640   (95,633,410)    8,897,583   16,071,385
                                                        ------------  ------------   -----------  -----------
NET ASSETS:
Beginning of period....................................  109,621,311   205,254,721    70,406,795   54,335,410
                                                        ------------  ------------   -----------  -----------
End of period+......................................... $147,355,951  $109,621,311   $79,304,378  $70,406,795
                                                        ============  ============   ===========  ===========
--------
+ Includes accumulated undistributed net investment
 income (loss)......................................... $  1,250,857  $  1,059,921   $    21,667  $   (17,237)
                                                        ============  ============   ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net                 Net
               Asset                 (both               Dividends    from net            Asset              Assets,
              Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
             beginning investment     and     investment investment   gains on    Distri- end of   Total     period
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2)   (000's)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          Class A
-
 03/31/05     $ 9.64     $0.31      $(0.26)     $ 0.05     $(0.32)       $--      $(0.32) $ 9.37    0.61%    $174,905
 03/31/06       9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)   9.16    1.68      151,284
 03/31/07       9.16      0.37        0.10        0.47      (0.39)        --       (0.39)   9.24    5.25      152,239
 03/31/08       9.24      0.35        0.46        0.81      (0.37)        --       (0.37)   9.68    9.03      191,057
 03/31/09       9.68      0.26        0.36        0.62      (0.28)        --       (0.28)  10.02    6.52      178,963
 09/30/09+     10.02      0.13       (0.14)      (0.01)     (0.12)        --       (0.12)   9.89   (0.09)(5)  143,784
                                                                          Class B
-
 03/31/05     $ 9.65     $0.25      $(0.27)     $(0.02)    $(0.26)       $--      $(0.26) $ 9.37   (0.14)%   $ 27,013
 03/31/06       9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)   9.16    1.02       19,276
 03/31/07       9.16      0.32        0.09        0.41      (0.33)        --       (0.33)   9.24    4.57       14,716
 03/31/08       9.24      0.30        0.45        0.75      (0.31)        --       (0.31)   9.68    8.33       15,354
 03/31/09       9.68      0.20        0.35        0.55      (0.21)        --       (0.21)  10.02    5.83       15,803
 09/30/09+     10.02      0.10       (0.13)      (0.03)     (0.09)        --       (0.09)   9.90   (0.32)(5)   10,911
                                                                          Class C
-
 03/31/05     $ 9.64     $0.25      $(0.27)     $(0.02)    $(0.26)       $--      $(0.26) $ 9.36   (0.14)%   $  9,945
 03/31/06       9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)   9.15    1.02        8,281
 03/31/07       9.15      0.31        0.10        0.41      (0.33)        --       (0.33)   9.23    4.57        9,881
 03/31/08       9.23      0.29        0.46        0.75      (0.31)        --       (0.31)   9.67    8.34       16,997
 03/31/09       9.67      0.20        0.35        0.55      (0.21)        --       (0.21)  10.01    5.83       20,094
 09/30/09+     10.01      0.09       (0.12)      (0.03)     (0.09)        --       (0.09)   9.89   (0.32)(5)   18,160

                                       -

                  Ratio
                 of net
  Ratio of     investment
  expenses      income to
 to average      average    Portfolio
net assets(3) net assets(3) Turnover
------------- ------------- ---------  -

                                       -
    0.99%         3.26%        253%(4)
    0.99          3.80         357
    0.99          4.05         243
    0.99          3.83         343
    0.99          2.73          84
    0.99(6)       2.53(6)      353

                                       -
    1.64%         2.61%        253%(4)
    1.64          3.14         357
    1.64          3.40         243
    1.64          3.20         343
    1.64          2.08          84
    1.64(6)       1.89(6)      353

                                       -
    1.64%         2.61%        253%(4)
    1.64          3.14         357
    1.64          3.40         243
    1.64          3.14         343
    1.64          2.05          84
    1.64(6)       1.87(6)      353

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09 09/30/09+(6)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.39%    0.36%    0.38%    0.39%    0.35%      0.40%
U.S. Government Securities Fund Class B.   0.43     0.43     0.43     0.48     0.40       0.55
U.S. Government Securities Fund Class C.   0.48     0.57     0.43     0.50     0.40       0.50

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                          2005
                                                          ----
                 U.S. Government Securities Fund......... 246%

(5)The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized from a violation of an investment restriction (Note 3).
(6)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       GNMA FUND
                                                                       ---------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net               Net
            Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                        Class A
-
03/31/05   $11.38     $0.31      $(0.16)     $0.15      $(0.33)     $   --     $(0.33) $11.20   1.41%   $338,031     0.99%
03/31/06    11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00   2.18     303,343     0.99
03/31/07    11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08   5.23     310,508     0.99
03/31/08    11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
03/31/09    11.53      0.37        0.41       0.78       (0.42)      (0.11)     (0.53)  11.78   6.98     346,091     0.99
09/30/09+   11.78      0.13        0.07       0.20       (0.14)         --      (0.14)  11.84   1.67     330,347     0.99(5)
                                                                        Class B
-
03/31/05   $11.41     $0.24      $(0.16)     $0.08      $(0.26)     $   --     $(0.26) $11.23   0.75%   $102,497     1.64%
03/31/06    11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02   1.43      76,304     1.64
03/31/07    11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11   4.64      57,224     1.64
03/31/08    11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
03/31/09    11.56      0.31        0.40       0.71       (0.35)      (0.11)     (0.46)  11.81   6.28      44,467     1.64
09/30/09+   11.81      0.10        0.06       0.16       (0.10)         --      (0.10)  11.87   1.34      37,721     1.64(5)
                                                                        Class C
-
03/31/05   $11.42     $0.24      $(0.16)     $0.08      $(0.26)     $   --     $(0.26) $11.24   0.75%   $ 54,936     1.64%
03/31/06    11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04   1.53      40,188     1.64
03/31/07    11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13   4.64      30,606     1.64
03/31/08    11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64
03/31/09    11.57      0.28        0.43       0.71       (0.35)      (0.11)     (0.46)  11.82   6.27      75,943     1.64
09/30/09+   11.82      0.09        0.08       0.17       (0.10)         --      (0.10)  11.89   1.43      79,978     1.64(5)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    2.73%        204%(4)
    3.17         138
    4.19         142
    4.15         354
    3.32          73
    2.25(5)       59


    2.10%        204%(4)
    2.50         138
    3.53         142
    3.52         354
    2.67          73
    1.60(5)       59


    2.11%        204%(4)
    2.49         138
    3.53         142
    3.49         354
    2.55          73
    1.60(5)       59

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                               03/31/05 03/31/06 03/31/07 03/31/08 03/31/09 09/30/09+(5)
                               -------- -------- -------- -------- -------- ------------
GNMA Fund Class A.............   0.17%    0.13%    0.15%    0.15%    0.13%      0.13%
GNMA Fund Class B.............   0.18     0.17     0.18     0.19     0.15       0.19
GNMA Fund Class C.............   0.18     0.19     0.17     0.22     0.15       0.17

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                          2005
                                                          ----
                 GNMA Fund............................... 204%

(5)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    STRATEGIC BOND FUND
                                                                    -------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net               Net
            Asset                 (both               Dividends    from net            Asset            Assets,   Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,           end of    expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total   period   to average
 Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- ----------
                                                                          Class A
-
03/31/05    $3.41     $0.20      $ 0.11      $ 0.31     $(0.23)       $--      $(0.23) $3.49     9.36%  $ 59,279    1.40%(3)(4)
03/31/06     3.49      0.17        0.05        0.22      (0.18)        --       (0.18)  3.53     6.54    167,072    1.34(4)
03/31/07     3.53      0.16        0.12        0.28      (0.18)        --       (0.18)  3.63     8.07    453,893    1.31(6)
03/31/08     3.63      0.19       (0.11)       0.08      (0.21)        --       (0.21)  3.50     2.29    483,820    1.28(6)
03/31/09     3.50      0.21       (0.71)      (0.50)     (0.27)        --       (0.27)  2.73   (14.67)   227,601    1.31
09/30/09+    2.73      0.10        0.52        0.62      (0.10)        --       (0.10)  3.25    23.12    286,361    1.28(8)
                                                                          Class B
-
03/31/05    $3.41     $0.18      $ 0.10      $ 0.28     $(0.21)       $--      $(0.21) $3.48     8.35%  $ 37,250    2.05%(3)(4)
03/31/06     3.48      0.16        0.05        0.21      (0.16)        --       (0.16)  3.53     6.14     46,294    2.00(3)(4)
03/31/07     3.53      0.15        0.10        0.25      (0.15)        --       (0.15)  3.63     7.36     55,728    1.99(6)
03/31/08     3.63      0.16       (0.10)       0.06      (0.19)        --       (0.19)  3.50     1.61     52,528    1.96(6)
03/31/09     3.50      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)  2.73   (15.25)    38,281    1.99
09/30/09+    2.73      0.09        0.52        0.61      (0.09)        --       (0.09)  3.25    22.69     45,165    1.99(8)
                                                                          Class C
-
03/31/05    $3.42     $0.18      $ 0.11      $ 0.29     $(0.21)       $--      $(0.21) $3.50     8.65%  $ 36,867    2.05%(3)(4)
03/31/06     3.50      0.15        0.05        0.20      (0.16)        --       (0.16)  3.54     5.84     97,651    1.99(3)(4)
03/31/07     3.54      0.14        0.12        0.26      (0.16)        --       (0.16)  3.64     7.36    217,755    1.98(6)
03/31/08     3.64      0.17       (0.11)       0.06      (0.19)        --       (0.19)  3.51     1.64    265,904    1.94(6)
03/31/09     3.51      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)  2.74   (15.16)   200,180    1.96
09/30/09+    2.74      0.09        0.52        0.61      (0.09)        --       (0.09)  3.26    22.66    254,052    1.93(8)



  Ratio
  of net
investment
income to
 average       Portfolio
net assets     Turnover
----------     ---------


   5.94%(3)(4)    196%(5)(7)
   5.19(4)        118(7)
   4.79(6)        134(7)
   5.30(6)        162(7)
   6.54           112
   6.68(8)         74


   5.32%(3)(4)    196%(5)(7)
   4.51(3)(4)     118(7)
   4.12(6)        134(7)
   4.63(6)        162(7)
   6.00           112
   5.98(8)         74


   5.29%(3)(4)    196%(5)(7)
   4.54(3)(4)     118(7)
   4.12(6)        134(7)
   4.65(6)        162(7)
   6.03           112
   6.03(8)         74

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                    03/31/05 03/31/06
                                                    -------- --------
           Strategic Bond Fund Class A.............   0.03%     -- %
           Strategic Bond Fund Class B.............   0.02     0.00
           Strategic Bond Fund Class C.............   0.03     0.00

(4)Net of custody credits of:

                                                    03/31/05 03/31/06
                                                    -------- --------
           Strategic Bond Fund.....................   0.01%    0.07%

(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                2005
                                    -           ----
                           Strategic Bond Fund. 188%

(6)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

(7)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                                   2005 2006 2007 2008
                             -                     ---- ---- ---- ----
          Strategic Bond Fund..................... 190% 119% 131% 151%

(8)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                                Net gain
                                (loss) on
             Net               investments                       Distributions          Net
            Asset                 (both               Dividends    from net            Asset            Net Assets,   Ratio of
           Value,      Net      realized   Total from  from net    realized     Total  Value,             end of       expense
 Period   beginning investment     and     investment investment   gains on    Distri- end of   Total     period     to average
 Ended    of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)   net assets(3)
--------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- -------------
                                                                         Class A
-
03/31/05    $4.23     $0.33      $ 0.21      $ 0.54     $(0.34)       $--      $(0.34) $4.43    13.26%   $101,661       1.38%
03/31/06     4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041       1.36(5)
03/31/07     4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554       1.36
03/31/08     4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219       1.36
03/31/09     4.16      0.38       (1.69)      (1.31)     (0.33)        --       (0.33)  2.52   (32.66)     59,210       1.36
09/30/09+    2.52      0.15        0.68        0.83      (0.15)        --       (0.15)  3.20    33.48      81,236       1.36(6)
                                                                         Class B
-
03/31/05    $4.24     $0.31      $ 0.20      $ 0.51     $(0.31)       $--      $(0.31) $4.44    12.57%   $ 61,961       2.03%
03/31/06     4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346       2.01(5)
03/31/07     4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479       2.01
03/31/08     4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911       2.01
03/31/09     4.17      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.53   (33.00)     17,018       2.01
09/30/09+    2.53      0.15        0.66        0.81      (0.14)        --       (0.14)  3.20    32.54      20,074       2.01(6)
                                                                         Class C
-
03/31/05    $4.25     $0.30      $ 0.22      $ 0.52     $(0.31)       $--      $(0.31) $4.46    12.77%   $ 65,385       2.03%
03/31/06     4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140       2.01(5)
03/31/07     4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777       2.01
03/31/08     4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125       2.01
03/31/09     4.18      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.54   (32.90)     33,394       2.01
09/30/09+    2.54      0.14        0.68        0.82      (0.14)        --       (0.14)  3.22    32.84      46,046       2.01(6)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


     7.59%       85%(4)
     7.20(5)     91
     6.44        86
     7.49        72
    10.74        77
    10.46(6)     78


     7.04%       85%(4)
     6.71(5)     91
     5.82        86
     6.80        72
    10.18        77
     9.88(6)     78


     6.97%       85%(4)
     6.67(5)     91
     5.80        86
     6.75        72
    10.16        77
     9.80(6)     78

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09 09/30/09+(6)
                                         -------- -------- -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.08%    0.11%    0.09%    0.17%    0.14%      0.15%
High Yield Bond Fund Class B............   0.07     0.14     0.11     0.20     0.16       0.24
High Yield Bond Fund Class C............   0.09     0.12     0.10     0.18     0.15       0.16

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                                 2005
                                                 ----
                           High Yield Bond Fund. 85%

(5)Net of custody credits of 0.01%.
(6)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                TAX EXEMPT INSURED FUND
                                                                -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                        Class A
-
 03/31/05     $13.16     $0.41      $(0.18)     $ 0.23     $(0.41)     $(0.17)    $(0.58) $12.81   1.83%   $62,032    1.25%
 03/31/06      12.81      0.41       (0.10)       0.31      (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
 03/31/07      12.59      0.42        0.15        0.57      (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
 03/31/08      12.65      0.42       (0.31)       0.11      (0.42)      (0.10)     (0.52)  12.24   0.91     46,843    1.32
 03/31/09      12.24      0.42        0.03        0.45      (0.42)         --      (0.42)  12.27   3.74     53,570    1.09(3)
 09/30/09+     12.27      0.21        0.67        0.88      (0.21)         --      (0.21)  12.94   7.22     60,489    0.91(3)(4)
                                                                        Class B
-
 03/31/05     $13.16     $0.33      $(0.18)     $ 0.15     $(0.32)     $(0.17)    $(0.49) $12.82   1.21%   $ 9,000    1.94%
 03/31/06      12.82      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
 03/31/07      12.60      0.31        0.15        0.46      (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
 03/31/08      12.65      0.31       (0.31)      (0.00)     (0.29)      (0.10)     (0.39)  12.26   0.06      3,351    2.21
 03/31/09      12.26      0.32        0.01        0.33      (0.31)         --      (0.31)  12.28   2.75      2,926    2.02(3)
 09/30/09+     12.28      0.15        0.67        0.82      (0.14)         --      (0.14)  12.96   6.69      2,331    2.05(3)(4)
                                                                        Class C
-
 03/31/05     $13.16     $0.32      $(0.18)     $ 0.14     $(0.32)     $(0.17)    $(0.49) $12.81   1.12%   $ 5,701    1.95%(3)
 03/31/06      12.81      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(3)
 03/31/07      12.59      0.33        0.17        0.50      (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)
 03/31/08      12.66      0.34       (0.31)       0.03      (0.34)      (0.10)     (0.44)  12.25   0.29      4,141    1.95(3)
 03/31/09      12.25      0.33        0.04        0.37      (0.34)         --      (0.34)  12.28   3.12     13,911    1.64(3)
 09/30/09+     12.28      0.17        0.66        0.83      (0.16)         --      (0.16)  12.95   6.83     16,485    1.64(3)(4)



  Ratio
  of net
investment
income to
 average      Portfolio
net assets    Turnover
----------    ---------


   3.14%         153%
   3.14           81
   3.28           84
   3.35           57
   3.49(3)        92
   3.43(3)(4)     33


   2.44%         153%
   2.48           81
   2.44           84
   2.46           57
   2.58(3)        92
   2.29(3)(4)     33


   2.44%(3)      153%
   2.48(3)        81
   2.60(3)        84
   2.71(3)        57
   2.92(3)        92
   2.70(3)(4)     33

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09 09/30/09+(4)
                                         -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class A.........    -- %     -- %     -- %     -- %    0.24%      0.35%
Tax Exempt Insured Fund Class B.........     --       --       --       --     0.23       0.35
Tax Exempt Insured Fund Class C.........   0.09     0.20     0.09     0.31     0.42       0.38

(4)Annualized

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)

Industry Allocation*

                    Government National Mtg. Assoc..  53.4%
                    United States Treasury Notes....  42.9
                    Repurchase Agreements...........   6.4
                    U.S. Government Agencies........   5.8
                    United States Treasury Bonds....   3.6
                    Federal Farm Credit Bank........   0.8
                    Small Business Administration...   0.5
                                                     -----
                                                     113.4%
                                                     =====

Credit Quality+#

                         Government - Treasury.  46.0%
                         Government - Agency...  54.0
                                                -----
                                                100.0%
                                                =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------
       U.S. GOVERNMENT AGENCIES -- 54.7%
       Federal Farm Credit Bank -- 0.8%
          5.64% due 04/04/11.................... $   500,000 $   535,927
          6.00% due 03/07/11....................     200,000     214,708
          6.30% due 12/03/13....................     500,000     576,097
                                                             -----------
                                                               1,326,732
                                                             -----------
       Federal National Mtg. Assoc. -- 0.0%
          8.00% due 01/01/23....................      30,083      33,951
          11.00% due 02/01/15...................          25          29
          11.50% due 09/01/19...................       6,773       7,530
                                                             -----------
                                                                  41,510
                                                             -----------
       Government National Mtg. Assoc. -- 53.4%
          4.50% due 05/15/18....................     625,104     660,723
          4.50% due 08/15/18....................     969,721   1,024,978
          4.50% due 09/15/18....................   2,669,041   2,821,130
          4.50% due 10/15/18....................   2,815,443   2,975,874
          4.50% due 09/15/33....................   3,654,040   3,735,114
          4.50% due October TBA.................  23,000,000  23,337,824
          5.00% due 04/15/18....................   2,708,031   2,874,533
          5.00% due 04/15/33....................      26,380      27,499
          5.00% due 08/15/33....................   1,387,461   1,446,505
          5.00% due 09/15/33....................     648,489     675,989
          5.00% due 10/15/33....................     422,985     440,922
          5.00% due 04/15/34....................      21,381      22,261
          5.00% due 11/15/34....................     149,774     155,939
          5.00% due 02/15/35....................      18,927      19,685
          5.00% due 03/15/35....................     482,643     501,979
          5.00% due 04/15/35....................      47,767      49,681
          5.00% due 05/15/35....................   1,317,898   1,370,697
          5.00% due 09/15/35....................     749,791     779,829
          5.00% due 10/15/35....................     118,158     122,891
          5.00% due 12/15/35....................      72,203      75,096
          5.00% due 03/15/36....................     712,788     739,896
          5.00% due 05/15/36....................   1,047,012   1,086,830
          5.00% due 06/15/36....................     702,245     728,953
          5.00% due 09/15/36....................   1,694,517   1,758,925
          5.00% due 10/15/36....................     344,426     357,525
          5.00% due 11/15/36....................      39,529      41,032
          5.00% due 12/15/36....................     285,699     296,565
          5.00% due 01/15/37....................   3,277,220   3,399,297
          5.00% due 02/15/37....................   1,597,919   1,657,441
          5.00% due 03/15/37....................   1,251,242   1,297,851
          5.00% due 04/15/37....................   1,377,189   1,428,490
          5.00% due 08/15/38....................   9,634,749   9,992,138
          5.50% due 11/15/32....................      10,184      10,763
          5.50% due 03/15/33....................     336,204     355,272
          5.50% due 04/15/33....................     398,071     420,650
          5.50% due 05/15/33....................     908,166     959,760
          5.50% due 06/15/33....................   4,147,395   4,382,630
          5.50% due 07/15/33....................   1,210,283   1,278,929
          5.50% due 10/15/33....................   1,175,736   1,242,422
          5.50% due 12/15/33....................     234,377     247,670
          5.50% due 01/15/34....................   2,703,344   2,853,295
          5.50% due 02/15/34....................   1,545,491   1,631,218
          6.00% due 01/15/28....................       2,263       2,416
          6.00% due 04/15/28....................     869,898     927,467
          6.00% due 05/15/28....................       1,295       1,382

                                                                 Market
                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       ------------------------------------------------------------------
       Government National Mtg. Assoc. (continued)
          6.00% due 10/15/28....................... $    3,398 $    3,626
          6.00% due 04/15/29.......................     29,818     31,821
          6.00% due 05/15/29.......................     59,203     63,180
          6.00% due 06/15/29.......................     21,396     22,834
          6.00% due 04/15/31.......................     20,257     21,618
          6.00% due 05/15/31.......................     31,790     33,925
          6.00% due 11/15/31.......................    146,931    156,803
          6.00% due 12/15/31.......................    172,721    184,326
          6.00% due 01/15/32.......................    100,756    107,525
          6.00% due 02/15/32.......................     26,529     28,312
          6.00% due 03/15/32.......................      5,666      6,047
          6.00% due 08/15/32.......................    188,346    201,000
          6.00% due 11/15/32.......................     27,653     29,511
          6.00% due 12/15/32.......................      5,506      5,876
          6.00% due 01/15/33.......................     14,132     15,073
          6.00% due 02/15/33.......................     30,844     32,898
          6.00% due 03/15/33.......................     57,314     61,129
          6.00% due 04/15/33.......................    248,672    265,225
          6.00% due 07/15/33.......................    164,315    175,252
          6.00% due 08/15/33.......................  1,636,837  1,746,972
          6.00% due 09/15/33.......................    257,193    274,313
          6.00% due 10/15/33.......................    726,911    775,302
          6.00% due 11/15/33.......................    102,986    109,842
          6.00% due 12/15/33.......................    463,976    494,859
          6.00% due 02/15/34.......................    156,096    165,974
          6.00% due 05/15/34.......................     18,291     19,448
          6.00% due 06/15/34.......................     28,080     29,857
          6.00% due 07/15/34.......................  1,031,443  1,096,714
          6.00% due 08/15/34.......................    121,321    128,998
          6.00% due 09/15/34.......................    775,249    824,307
          6.00% due 10/15/34.......................  2,423,393  2,576,748
          6.00% due 12/15/34.......................    234,298    249,124
          6.00% due 06/15/35.......................    167,592    177,804
          6.00% due 08/15/35.......................    111,750    118,560
          6.50% due 02/15/29.......................      8,529      9,219
          6.50% due 05/15/31.......................     10,443     11,271
          6.50% due 06/15/31.......................     46,176     49,836
          6.50% due 07/15/31.......................     21,440     23,139
          6.50% due 08/15/31.......................     46,629     50,323
          6.50% due 09/15/31.......................    116,476    125,707
          6.50% due 10/15/31.......................    181,292    195,659
          6.50% due 11/15/31.......................      9,625     10,387
          6.50% due 12/15/31.......................     11,294     12,189
          6.50% due 01/15/32.......................     29,103     31,327
          6.50% due 02/15/32.......................    369,396    397,633
          6.50% due 06/15/32.......................     44,454     47,852
          7.00% due 07/15/23.......................     15,564     17,124
          7.00% due 10/15/23.......................     30,710     33,788
          7.00% due 09/15/25.......................    163,732    180,356
          7.00% due 03/20/29.......................     13,020     14,265
          7.00% due 06/20/29.......................      2,032      2,226
          7.00% due 11/20/30.......................     45,246     49,596
          7.50% due 04/15/17.......................      8,433      9,189
          7.50% due 08/15/23.......................    142,440    158,974
          7.50% due 09/15/23.......................    392,032    437,539
          9.00% due 12/15/16.......................     31,619     34,549
          11.00% due 08/20/15......................         78         86

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                 Market
                                                   Principal     Value
                Security Description                Amount      (Note 2)
     ---------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES (continued)
     Government National Mtg. Assoc. (continued)
        11.00% due 09/20/15...................... $       275 $        304
        11.50% due 05/20/15......................       1,066        1,187
        12.50% due 09/15/14......................       3,825        4,384
        13.00% due 02/15/11......................         965          991
        13.00% due 04/15/11......................         117          122
        13.00% due 10/20/14......................         801          918
        13.00% due 11/15/14......................         392          430
        13.00% due 02/20/15......................         439          493
        13.50% due 02/15/13......................       5,634        6,537
        15.00% due 01/15/12......................         166          192
        15.00% due 02/15/12......................         549          635
        15.00% due 06/15/12......................       3,217        3,721
        15.00% due 09/15/12......................         358          415
        15.50% due 09/15/11......................      17,338       19,286
                                                              ------------
                                                                92,394,618
                                                              ------------
     Small Business Administration -- 0.5%
        6.30% due 06/01/18.......................     767,479      828,586
                                                              ------------
     Total U.S. Government Agencies
        (cost $90,738,790).......................               94,591,446
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 46.5%
     United States Treasury Bonds -- 3.6%
        4.25% due 05/15/39.......................   6,000,000    6,207,186
                                                              ------------
     United States Treasury Notes -- 42.9%
        2.00% due 02/28/10.......................   4,000,000    4,029,844
        3.13% due 05/15/19.......................  18,000,000   17,711,712
        3.63% due 08/15/19.......................  51,000,000   52,346,706
                                                              ------------
                                                                74,088,262
                                                              ------------
     Total U.S. Government Treasuries
        (cost $79,030,470).......................               80,295,448
                                                              ------------
     Total Long-Term Investment Securities
        (cost $169,769,260)......................              174,886,894
                                                              ------------

                                                              Market
                                                Principal     Value
               Security Description              Amount      (Note 2)
       ----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 5.8%
       U.S. Government Agencies -- 5.8%
         Federal Home Loan Bank
          Disc. Notes
          zero coupon due 10/01/09
          (cost $10,000,000).................. 10,000,000    10,000,000
                                                           ------------
       REPURCHASE AGREEMENT -- 6.4%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)
          (cost $11,058,000).................. 11,058,000    11,058,000
                                                           ------------
       TOTAL INVESTMENTS
          (cost $190,827,260)(2)..............      113.4%  195,944,894
       Liabilities in excess of other assets..      (13.4)  (23,089,688)
                                               ----------  ------------
       NET ASSETS                                   100.0% $172,855,206
                                               ==========  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA -- Securitiespurchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 2):

                                     Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                        Quoted Prices    Observable Inputs Unobservable Inputs     Total
-                                    ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Federal Farm Credit Bank.........     $        --       $  1,326,732        $        --      $  1,326,732
   Federal National Mtg. Assoc......              --             41,510                 --            41,510
   Government National Mtg. Assoc...              --         92,394,618                 --        92,394,618
   Small Business Administration....              --            828,586                              828,586
  U.S. Government Treasuries........      80,295,448                 --                 --        80,295,448
Short Term Investment Securities:
  U.S. Government Agencies..........              --         10,000,000                 --        10,000,000
Repurchase Agreements...............              --         11,058,000                 --        11,058,000
                                         -----------       ------------        -----------      ------------
Total...............................     $80,295,448       $115,649,446        $        --      $195,944,894
                                         ===========       ============        ===========      ============

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)

Industry Allocation*

                    Government National Mtg. Assoc..  88.7%
                    U.S. Government Agencies........  23.4
                    Repurchase Agreements...........  11.1
                    United States Treasury Notes....   4.0
                    Small Business Administration...   0.1
                                                     -----
                                                     127.3%
                                                     =====

Credit Quality+#

                         Government - Treasury.   4.3%
                         Government - Agency...  95.7
                                                -----
                                                100.0%
                                                =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 88.8%
       Government National Mtg. Assoc. -- 88.7%
          4.50% due 05/15/18.................... $ 1,250,207 $ 1,321,447
          4.50% due 08/15/18....................     626,490     662,189
          4.50% due 09/15/18....................   2,162,158   2,285,362
          4.50% due 10/15/18....................   3,230,573   3,414,658
          4.50% due 08/15/33....................   2,136,064   2,183,458
          4.50% due 09/15/33....................   2,880,771   2,944,688
          4.50% due 05/15/39....................  29,838,180  30,341,700
          4.50% due October TBA.................  40,000,000  40,587,520
          5.00% due 03/15/18....................     372,166     395,048
          5.00% due 04/15/18....................   4,442,714   4,715,870
          5.00% due 05/15/18....................   6,176,466   6,556,222
          5.00% due 01/15/33....................      16,354      17,047
          5.00% due 05/15/33....................       9,365       9,772
          5.00% due 08/15/33....................   2,107,516   2,196,889
          5.00% due 09/15/33....................   1,929,086   2,010,891
          5.00% due 10/15/33....................   4,412,448   4,599,562
          5.00% due 04/15/34....................      37,699      39,250
          5.00% due 05/15/34....................     118,172     123,035
          5.00% due 11/15/34....................     512,445     533,535
          5.00% due 12/15/34....................     483,147     503,032
          5.00% due 09/15/35....................      15,014      15,616
          5.00% due 10/15/35....................      94,591      98,380
          5.00% due 11/15/35....................      95,837      99,676
          5.00% due 12/15/35....................      50,809      52,844
          5.00% due 02/15/36....................     138,126     143,380
          5.00% due 04/15/36....................     399,247     414,430
          5.00% due 06/15/36....................   1,325,681   1,376,098
          5.00% due 07/15/36....................     352,896     366,317
          5.00% due 08/15/36....................      25,617      26,592
          5.00% due 09/15/36....................     699,019     725,580
          5.00% due 10/15/36....................      25,559      26,531
          5.00% due 11/15/36....................     302,981     314,504
          5.00% due 12/15/36....................     916,138     950,979
          5.00% due 01/15/37....................     557,186     577,941
          5.00% due 02/15/37....................     645,076     669,105
          5.00% due 04/15/37....................   7,576,125   7,858,336
          5.00% due October TBA.................  80,000,000  82,775,040
          5.50% due 06/15/29....................       4,050       4,283
          5.50% due 01/15/32....................      35,375      37,387
          5.50% due 12/15/32....................     492,595     520,611
          5.50% due 01/15/33....................     360,180     380,609
          5.50% due 02/15/33....................   1,251,447   1,322,427
          5.50% due 03/15/33....................     788,283     832,992
          5.50% due 04/15/33....................   3,881,113   4,101,244
          5.50% due 05/15/33....................   4,984,337   5,268,296
          5.50% due 06/15/33....................   5,089,530   5,378,556
          5.50% due 07/15/33....................     281,232     297,183
          5.50% due 08/15/33....................   1,647,411   1,740,851
          5.50% due 09/15/33....................     299,117     316,083
          5.50% due 10/15/33....................   4,580,701   4,840,513
          5.50% due 12/15/33....................   4,781,416   5,052,612
          5.50% due 01/15/34....................   6,518,586   6,880,164
          5.50% due 02/15/34....................     952,405   1,005,235
          5.50% due 04/15/35....................   1,435,997   1,513,855
          5.50% due 07/15/35....................   1,744,085   1,838,647
          5.50% due 09/15/35....................  19,039,801  20,072,115
          5.50% due 10/15/35....................  11,850,486  12,493,004

                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
         5.50% due 11/15/35....................... $19,763,001 $20,834,526
         5.50% due 12/15/35.......................  13,923,435  14,678,346
         5.50% due 02/15/36.......................   1,802,643   1,897,845
         5.50% due 03/15/36.......................   7,863,811   8,279,118
         5.50% due 04/15/36.......................     288,196     303,417
         5.50% due 05/15/36.......................   2,495,793   2,627,603
         6.00% due 11/15/23.......................       3,480       3,711
         6.00% due 01/15/24.......................       5,085       5,419
         6.00% due 07/15/28.......................       2,683       2,864
         6.00% due 11/15/28.......................     238,112     254,110
         6.00% due 12/15/28.......................     200,273     213,729
         6.00% due 01/15/29.......................     447,885     477,977
         6.00% due 02/15/29.......................     489,760     522,667
         6.00% due 03/15/29.......................     405,728     432,990
         6.00% due 04/15/29.......................   1,037,884   1,107,692
         6.00% due 05/15/29.......................      35,282      37,653
         6.00% due 06/15/29.......................     382,145     407,833
         6.00% due 07/15/29.......................     125,602     134,041
         6.00% due 08/15/29.......................      13,467      14,371
         6.00% due 10/15/29.......................     100,007     106,727
         6.00% due 04/15/31.......................      11,593      12,372
         6.00% due 07/15/31.......................      14,614      15,595
         6.00% due 10/15/31.......................      66,976      71,476
         6.00% due 11/15/31.......................     730,011     779,058
         6.00% due 12/15/31.......................     368,644     393,411
         6.00% due 01/15/32.......................     444,673     474,548
         6.00% due 02/15/32.......................      24,407      26,047
         6.00% due 03/15/32.......................     313,865     334,953
         6.00% due 07/15/32.......................      72,393      77,257
         6.00% due 08/15/32.......................   1,061,110   1,132,939
         6.00% due 09/15/32.......................     707,863     755,422
         6.00% due 10/15/32.......................     120,478     128,572
         6.00% due 11/15/32.......................         843         899
         6.00% due 12/15/32.......................      50,059      53,423
         6.00% due 01/15/33.......................     982,265   1,047,648
         6.00% due 02/15/33.......................   1,019,213   1,087,054
         6.00% due 03/15/33.......................   1,026,136   1,094,438
         6.00% due 04/15/33.......................     901,655     961,672
         6.00% due 05/15/33.......................     987,526   1,053,256
         6.00% due 06/15/33.......................     682,961     728,422
         6.00% due 08/15/33.......................   1,011,734   1,079,225
         6.00% due 10/15/33.......................     374,942     399,899
         6.00% due 11/15/33.......................   1,134,720   1,210,259
         6.00% due 12/15/33.......................   1,982,664   2,114,635
         6.00% due 01/15/34.......................   1,198,161   1,273,982
         6.00% due 02/15/34.......................   7,355,027   7,820,461
         6.00% due 03/15/34.......................     132,088     140,447
         6.00% due 04/15/34.......................   2,292,507   2,437,580
         6.00% due 05/15/34.......................     197,994     210,523
         6.00% due 06/15/34.......................     234,118     248,934
         6.00% due 07/15/34.......................   2,154,808   2,291,167
         6.00% due 08/15/34.......................   3,334,344   3,545,387
         6.00% due 09/15/34.......................     170,383     181,156
         6.00% due 10/15/34.......................     463,402     492,727
         6.00% due 11/15/34.......................     666,177     708,334
         6.00% due 12/15/34.......................      56,572      60,152
         6.00% due 01/15/35.......................      69,026      73,232

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Government National Mtg. Assoc. (continued)
         6.00% due 02/15/35....................... $   561,141 $   595,336
         6.00% due 04/15/35.......................      46,713      49,559
         6.00% due 05/15/35.......................      12,214      12,958
         6.00% due 06/15/35.......................     286,471     303,928
         6.00% due 11/15/35.......................      11,893      12,618
         6.00% due 12/15/35.......................   1,210,123   1,288,071
         6.00% due 01/15/36.......................     715,430     757,461
         6.00% due 02/15/36.......................   1,264,383   1,338,666
         6.00% due 03/15/36.......................     508,454     538,326
         6.00% due 04/15/36.......................   2,789,288   2,953,161
         6.00% due 05/15/36.......................   4,520,908   4,786,510
         6.00% due 06/15/36.......................   1,788,541   1,893,616
         6.00% due 07/15/36.......................   1,129,700   1,196,070
         6.00% due 08/15/36.......................      14,247      15,091
         6.00% due 09/15/36.......................     110,937     117,455
         6.00% due 10/15/36.......................   1,032,803   1,093,665
         6.00% due 11/15/36.......................   1,644,388   1,740,997
         6.00% due 09/15/38.......................  12,866,062  13,609,881
         6.50% due 03/15/28.......................      17,089      18,474
         6.50% due 08/15/28.......................      32,169      34,789
         6.50% due 01/15/29.......................       3,165       3,421
         6.50% due 02/15/29.......................       1,003       1,084
         6.50% due 03/15/29.......................      93,649     101,216
         6.50% due 04/15/29.......................       1,112       1,202
         6.50% due 05/15/29.......................       8,599       9,296
         6.50% due 06/15/29.......................      29,114      31,467
         6.50% due 07/15/29.......................       1,730       1,870
         6.50% due 10/15/29.......................       3,217       3,477
         6.50% due 08/15/31.......................     157,904     170,418
         6.50% due 09/15/31.......................      10,480      11,311
         6.50% due 10/15/31.......................     181,292     195,659
         6.50% due 11/15/31.......................      99,814     107,724
         6.50% due 12/15/31.......................     118,791     128,205
         6.50% due 02/15/32.......................     159,478     171,668
         6.50% due 05/15/32.......................     776,257     835,593
         6.50% due 06/15/32.......................      86,840      93,478
         7.00% due 03/15/23.......................      19,070      20,981
         7.00% due 01/20/24.......................         440         481
         7.00% due 03/20/24.......................         441         482
         7.00% due 07/20/25.......................       1,955       2,136
         7.00% due 09/15/25.......................      71,105      78,325
         7.00% due 01/20/29.......................      28,416      31,133
         7.00% due 02/20/29.......................       5,136       5,628
         7.00% due 06/20/29.......................      10,075      11,038
         7.00% due 07/20/29.......................      36,306      39,778
         7.00% due 09/20/29.......................       3,510       3,846
         7.00% due 10/20/29.......................       6,933       7,595
         7.00% due 11/20/29.......................       2,359       2,585
         7.00% due 03/20/30.......................       3,639       3,989
         7.00% due 06/20/30.......................       3,731       4,089
         7.00% due 08/20/30.......................      13,116      14,377
         7.00% due 09/20/30.......................      16,980      18,613
         7.00% due 10/20/30.......................      20,067      21,997
         8.00% due 11/15/26.......................      98,839     112,147
         8.00% due 12/15/29.......................       9,334      10,612
         8.00% due 04/15/30.......................      28,722      32,669
         8.00% due 05/15/30.......................       2,305       2,622

                                                                Market
                                                Principal       Value
              Security Description               Amount        (Note 2)
      -------------------------------------------------------------------
      Government National Mtg. Assoc. (continued)
         8.00% due 08/15/30.................. $     28,538  $      32,460
         8.50% due 03/15/17..................       11,894         13,170
         8.50% due 05/15/21..................       28,018         31,967
         8.50% due 12/15/22..................       41,554         47,450
         8.50% due 01/15/23..................      100,552        115,037
         8.50% due 09/15/24..................       17,493         20,044
         9.00% due 07/15/16..................       36,970         40,397
         9.00% due 10/15/16..................        4,505          4,923
                                                            -------------
                                                              397,642,684
                                                            -------------
      Small Business Administration -- 0.1%
         6.30% due 06/01/18..................      255,826        276,195
                                                            -------------
      Total U.S. Government Agencies
         (cost $384,989,640).................                 397,918,879
                                                            -------------
      U.S. GOVERNMENT TREASURIES -- 4.0%
      United States Treasury Notes -- 4.0%
        3.13% due 05/15/19
         (cost $17,382,031)..................   18,000,000     17,711,712
                                                            -------------
      Total Long-Term Investment Securities
         (cost $402,371,671).................                 415,630,591
                                                            -------------
      SHORT-TERM INVESTMENT SECURITIES -- 23.4%
      U.S. Government Agencies -- 23.4%
        Federal Home Loan Bank
         Disc. Notes
         zero coupon due 10/01/09
         (cost $105,000,000).................  105,000,000    105,000,000
                                                            -------------
      REPURCHASE AGREEMENT -- 11.1%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement(1)
         (cost $49,686,000)..................   49,686,000     49,686,000
                                                            -------------
      TOTAL INVESTMENTS
         (cost $557,057,671)(2)..............       127.3 %   570,316,591
      Liabilities in excess of other assets..        (27.3)  (122,270,045)
                                              ------------  -------------
      NET ASSETS                                    100.0 % $ 448,046,546
                                              ============  =============

--------
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
TBA -- Securitiespurchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 2):

                                     Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                        Quoted Prices    Observable Inputs Unobservable Inputs     Total
-                                    ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  U.S. Government Agencies:
   Government National Mtg. Assoc...     $        --       $397,642,684        $         --     $397,642,684
   Small Business Administration....              --            276,195                  --          276,195
  U.S. Government Treasuries........      17,711,712                 --                  --       17,711,712
Short Term Investment Securities:
  U.S. Government Agencies..........              --        105,000,000                  --      105,000,000
Repurchase Agreements...............              --         49,686,000                  --       49,686,000
                                         -----------       ------------        ------------     ------------
Total...............................     $17,711,712       $552,604,879        $         --     $570,316,591
                                         ===========       ============        ============     ============

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)


Industry Allocation*

                 Foreign Government Agencies............ 24.8%
                 Federal Home Loan Mtg. Corp............  7.6
                 Federal National Mtg. Assoc............  4.8
                 Time Deposits..........................  3.9
                 Oil Companies-Exploration & Production.  3.5
                 Diversified Banking Institutions.......  3.2
                 Telephone-Integrated...................  2.8
                 Cable/Satellite TV.....................  2.5
                 Electric-Integrated....................  2.4
                 Diversified Financial Services.........  2.2
                 Medical-Hospitals......................  2.0
                 Telecom Services.......................  1.7
                 Pipelines..............................  1.4
                 Banks-Commercial.......................  1.3
                 Special Purpose Entities...............  1.2
                 Finance-Auto Loans.....................  1.2
                 Paper & Related Products...............  1.1
                 Airlines...............................  1.1
                 Electric-Generation....................  1.0
                 Cellular Telecom.......................  1.0
                 United States Treasury Bonds...........  0.9
                 Medical-Drugs..........................  0.8
                 Casino Hotels..........................  0.8
                 Medical Products.......................  0.7
                 Steel-Producers........................  0.7
                 Banks-Super Regional...................  0.6
                 Satellite Telecom......................  0.6
                 Medical-HMO............................  0.6
                 Chemicals-Specialty....................  0.5
                 Oil-Field Services.....................  0.5
                 Oil Companies-Integrated...............  0.5
                 United States Treasury Notes...........  0.5
                 Gambling (Non-Hotel)...................  0.5
                 Diversified Manufacturing Operations...  0.5
                 Transport-Air Freight..................  0.5
                 Food-Meat Products.....................  0.5
                 Repurchase Agreements..................  0.5
                 Transport-Rail.........................  0.4
                 Containers-Metal/Glass.................  0.4
                 Electronic Components-Semiconductors...  0.4
                 Insurance-Multi-line...................  0.4
                 Computer Services......................  0.4
                 Finance-Investment Banker/Broker.......  0.4
                 Non-Hazardous Waste Disposal...........  0.4
                 Finance-Commercial.....................  0.4
                 Insurance-Life/Health..................  0.4
                 Independent Power Producers............  0.3
                 Retail-Regional Department Stores......  0.3
                 Insurance Brokers......................  0.3
                 Diversified Minerals...................  0.3
                 Decision Support Software..............  0.3
                 Auto/Truck Parts & Equipment-Original..  0.3
                 Agricultural Chemicals.................  0.3
                 Rubber-Tires...........................  0.3
                 Chemicals-Diversified..................  0.3
                 Retail-Apparel/Shoe....................  0.3
                 Advertising Services...................  0.3
                 Government National Mtg. Assoc.........  0.3
                 Transactional Software.................  0.3
                 Auto-Cars/Light Trucks.................  0.3
                 Food-Misc..............................  0.3


                 Multimedia............................... 0.3%
                 Building Products-Cement................. 0.3
                 Music.................................... 0.2
                 Storage/Warehousing...................... 0.2
                 Building-Residential/Commercial.......... 0.2
                 Theaters................................. 0.2
                 Television............................... 0.2
                 Consumer Products-Misc................... 0.2
                 Funeral Services & Related Items......... 0.2
                 Retail-Petroleum Products................ 0.2
                 Office Automation & Equipment............ 0.2
                 Casino Services.......................... 0.2
                 Rental Auto/Equipment.................... 0.2
                 Retail-Drug Store........................ 0.2
                 Auto/Truck Parts & Equipment-Replacement. 0.2
                 Real Estate Investment Trusts............ 0.2
                 Electronics-Military..................... 0.2
                 Food-Retail.............................. 0.2
                 Finance-Other Services................... 0.2
                 Broadcast Services/Program............... 0.2
                 Direct Marketing......................... 0.2
                 Physicians Practice Management........... 0.2
                 Transport-Services....................... 0.2
                 Auction Houses/Art Dealers............... 0.2
                 Mining................................... 0.2
                 Banks-Money Center....................... 0.2
                 Building & Construction Products-Misc.... 0.2
                 Regional Authority....................... 0.2
                 Beverages-Wine/Spirits................... 0.2
                 Printing-Commercial...................... 0.1
                 Medical-Biomedical/Gene.................. 0.1
                 Metal-Aluminum........................... 0.1
                 Metal-Copper............................. 0.1
                 Containers-Paper/Plastic................. 0.1
                 Insurance-Mutual......................... 0.1
                 Hotels/Motels............................ 0.1
                 Publishing-Newspapers.................... 0.1
                 Applications Software.................... 0.1
                 Research & Development................... 0.1
                 Hazardous Waste Disposal................. 0.1
                 Medical Information Systems.............. 0.1
                 Publishing-Periodicals................... 0.1
                 Real Estate Management/Services.......... 0.1
                 Seismic Data Collection.................. 0.1
                 Oil Refining & Marketing................. 0.1
                 Retail-Restaurants....................... 0.1
                 Human Resources.......................... 0.1
                 Office Supplies & Forms.................. 0.1
                 Aerospace/Defense........................ 0.1
                 Beverages-Non-alcoholic.................. 0.1
                 Real Estate Operations & Development..... 0.1
                 Steel-Specialty.......................... 0.1
                 Finance-Mortgage Loan/Banker............. 0.1
                 Property Trust........................... 0.1
                 Gas-Distribution......................... 0.1
                 Coal..................................... 0.1
                 Brewery.................................. 0.1
                 Medical-Generic Drugs.................... 0.1
                 SupraNational............................ 0.1
                 Investment Management/Advisor Services... 0.1
                 Publishing-Books......................... 0.1

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

              Pharmacy Services............................  0.1%
              Retail-Sporting Goods........................  0.1
              Machinery-Farming............................  0.1
              Chemicals-Plastics...........................  0.1
              Schools......................................  0.1
              Banks-Fiduciary..............................  0.1
              Warehousing & Harbor Transportation Services.  0.1
              Retail-Major Department Stores...............  0.1
              Wireless Equipment...........................  0.1
              Transport-Equipment & Leasing................  0.1
              Finance-Credit Card..........................  0.1
              Insurance-Property/Casualty..................  0.1
                                                            ----
                                                            99.4%
                                                            ====

Country Allocation*

                          United States........ 67.3%
                          Canada...............  3.2
                          Brazil...............  2.6
                          Australia............  2.6
                          Japan................  2.2
                          Russia...............  2.1
                          Sweden...............  2.0
                          Mexico...............  1.9
                          Turkey...............  1.5
                          Norway...............  1.5
                          United Kingdom.......  1.5
                          Luxembourg...........  1.3
                          Philippines..........  1.1
                          Venezuela............  1.0
                          Bermuda..............  0.7
                          Colombia.............  0.6
                          Greece...............  0.5
                          Germany..............  0.5
                          Spain................  0.5
                          Indonesia............  0.4
                          Netherlands..........  0.5
                          Peru.................  0.4
                          South Korea..........  0.4
                          Italy................  0.3
                          Cayman Islands.......  0.4
                          Uruguay..............  0.4
                          France...............  0.3
                          Argentina............  0.3
                          United Arab Emirates.  0.3
                          Poland...............  0.2
                          South Africa.........  0.2
                          Panama...............  0.2
                          Trinidad and Tobago..  0.1
                          Austria..............  0.1
                          Ireland..............  0.2
                          SupraNational........  0.1
                                                ----
                                                99.4%
                                                ====

Credit Quality+#

                         Government -- Treasury.   1.6%
                         Government -- Agency...  13.4
                         AAA....................  10.1
                         AA.....................   4.9
                         A......................   7.6
                         BBB....................  15.1
                         BB.....................  17.6
                         B......................  16.3
                         CCC....................   8.2
                         CC.....................   1.0
                         C......................   0.4
                         Below C................   1.8
                         Not Rated@.............   2.0
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)

                                                                   Market
                                                      Principal    Value
                 Security Description                 Amount**    (Note 2)
    ----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 1.6%
    Diversified Financial Services -- 1.6%
      Banc of America Commercial Mtg., Inc.,
       Series 2006-6, Class AM
       5.39% due 10/10/45(11)........................ $  145,000 $  108,796
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(11)........................    825,000    812,902
      Chase Mtg. Finance Corp.,
       Series 2007-A2, Class 1A1
       4.05% due 07/25/37(1)(2)......................  1,416,787  1,198,934
      Citigroup Commercial Mtg. Trust,
       Series 2008-C7, Class AM
       6.30% due 12/10/49(2)(11).....................    285,000    197,551
      Commercial Mtg. Asset Trust,
       Series 1999-C1, Class D
       7.35% due 01/17/32(11)........................    360,000    385,430
      Commercial Mtg. Pass Through Certs.
       Series 2006-CN2A, Class A2FL
       0.47% due 02/05/19*(3)(11)....................  1,575,000  1,187,698
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(11)........................     73,573     74,329
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB4A, Class A3,
       4.41% due 10/15/37(11)........................  1,500,000  1,456,562
      Deutsche ALT-A Securities, Inc.,
       Series 2006-AB2, Class A5A,
       6.09% due 06/25/36(1).........................    588,727    289,708
      JP Morgan Chase Commercial Mtg.
       Securities Corp.,
       Series 2006-LDP9, Class AM
       5.37% due 05/15/47(11)........................    413,000    307,043
      LB Commercial Conduit Mtg. Trust,
       Series 1998-C1, Class E
       7.00% due 02/18/30(11)........................    205,000    225,762
      Swift Master Auto Receivables Trust,
       Series 2007-2, Class A
       0.89% due 10/15/12(3).........................  2,957,126  2,910,813
      Wells Fargo Mtg. Backed Securities Trust,
       Series 2006-AR12, Class 2A1
       6.10% due 09/25/36(1)(3)......................    517,575    408,617
                                                                 ----------
    Total Asset Backed Securities
       (cost $10,759,768)............................             9,564,145
                                                                 ----------
    CONVERTIBLE BONDS & NOTES -- 0.0%
    Telecom Services -- 0.0%
      ICO North America, Inc.
       Notes
       7.50% due 08/15/09+(5)(6)(9)(12)(14)(22)......
    Total Convertible Bonds & Notes
       (cost $312,925)...............................    297,000    103,950
                                                                 ----------
    U.S. CORPORATE BONDS & NOTES -- 45.7%
    Advertising Services -- 0.3%
      Visant Holding Corp.
       Company Guar. Notes
       7.63% due 10/01/12............................  1,065,000  1,066,331

                                                           Market
                                              Principal    Value
                  Security Description        Amount**    (Note 2)
            -------------------------------------------------------
            Advertising Services (continued)
              Visant Holding Corp.
               Senior Notes
               10.25% due 12/01/13(4)........ $  458,000 $  474,030
                                                         ----------
                                                          1,540,361
                                                         ----------
            Aerospace/Defense -- 0.1%
              Meccanica Holdings USA
               Company Guar. Notes
               7.38% due 07/15/39*...........    192,000    226,326
              Spirit Aerosystems, Inc.
               Company Guar. Notes
               7.50% due 10/01/17*...........    300,000    298,500
                                                         ----------
                                                            524,826
                                                         ----------
            Agricultural Chemicals -- 0.3%
              Terra Capital, Inc.
               Company Guar. Notes
               7.00% due 02/01/17............  1,695,000  1,767,037
                                                         ----------
            Airlines -- 1.1%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11............  1,243,000  1,143,560
              American Airlines, Inc.
               Pass Through Certs.
               Series 1999-1, Class B
               7.32% due 10/15/09............     25,000     24,937
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-2, Class A-2
               7.86% due 04/01/13............    719,000    718,101
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.50% due 06/15/11............    400,000    382,000
              Continental Airlines, Inc.
               Pass Through Certs.
               Series 1991, Class A
               6.55% due 02/02/19............    508,441    480,477
              Delta Air Lines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A2
               7.11% due 09/18/11............    800,000    780,000
              Delta Air Lines, Inc.
               Pass Through Certs.
               Series 2000-1, Class A-2
               7.57% due 11/18/10............    275,000    272,250
              Delta Air Lines, Inc.
               Senior Sec. Notes
               9.50% due 09/15/14*...........    700,000    700,000
              Delta Air Lines, Inc.
               Senior Sec. Notes
               11.75% due 03/15/15*..........    700,000    652,750
              United AirLines, Inc.
               Pass Through Certs.
               Series 2001-1 Class B
               6.93% due 09/01/11............    752,820    749,055

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      --------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Airlines (continued)
        United AirLines, Inc.
         Pass Through Certs.
         Series 2000-2, Class A-2
         7.19% due 04/01/11......................... $  303,771 $  303,012
                                                                ----------
                                                                 6,206,142
                                                                ----------
      Applications Software -- 0.1%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13........................    730,000    767,413
                                                                ----------
      Auction Houses/Art Dealers -- 0.2%
        KAR Holdings, Inc.
         Company Guar. Notes
         4.48% due 05/01/14(3)......................    715,000    643,500
        KAR Holdings, Inc.
         Company Guar. Notes
         8.75% due 05/01/14.........................    355,000    351,450
                                                                ----------
                                                                   994,950
                                                                ----------
      Auto-Cars/Light Trucks -- 0.3%
        Ford Motor Co.
         Notes
         7.45% due 07/16/31.........................  1,825,000  1,478,250
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 0.3%
        ArvinMeritor, Inc.
         Senior Notes
         8.13% due 09/15/15.........................  2,118,000  1,842,660
                                                                ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.2%
        Allison Transmission
         Senior Notes
         11.00% due 11/01/15*.......................  1,150,000  1,127,000
        Exide Corp.
         Notes
         10.00% due 03/15/25+(5)(6).................    225,000          0
                                                                ----------
                                                                 1,127,000
                                                                ----------
      Banks-Commercial -- 0.6%
        BB&T Corp.
         Sub. Notes
         0.71% due 05/23/17(3)......................    280,000    237,817
        BB&T Corp.
         Senior Notes
         3.38% due 09/25/13.........................    200,000    200,800
        BB&T Corp.
         Sub. Notes
         5.25% due 11/01/19.........................    400,000    398,023
        CoBank ACB
         Sub. Notes
         7.88% due 04/16/18*........................    122,000    118,782
        Credit Suisse New York
         Sub. Notes
         6.00% due 02/15/18.........................    199,000    208,344
        KeyBank NA
         Sub. Notes
         5.45% due 03/03/16.........................    372,000    329,238

                                                            Market
                                               Principal    Value
                  Security Description         Amount**    (Note 2)
            -------------------------------------------------------
            Banks-Commercial (continued)
              KeyBank NA
               Sub. Notes
               7.41% due 10/15/27............. $  128,000 $  128,240
              Union Bank of California NA
               Sub. Notes
               5.95% due 05/11/16.............    330,000    328,137
              Wachovia Bank NA
               Sub. Notes
               5.00% due 08/15/15.............    948,000    913,948
              Wachovia Bank NA
               Sub. Notes
               5.60% due 03/15/16.............    167,000    168,918
              Zions Bancorporation
               Senior Notes
               7.75% due 09/23/14.............    308,000    275,660
                                                          ----------
                                                           3,307,907
                                                          ----------
            Banks-Fiduciary -- 0.1%
              State Street Capital Trust IV
               Company Guar. Notes
               1.30% due 06/15/37(3)..........    590,000    380,504
                                                          ----------
            Banks-Super Regional -- 0.6%
              BAC Capital Trust VI
               Bank Guar. Bonds
               5.63% due 03/08/35.............    350,000    271,387
              BAC Capital Trust XI
               Bank Guar. Bonds
               6.63% due 05/23/36.............    325,000    283,563
              BAC Capital Trust XIII
               Bank Guar. Notes
               0.70% due 03/15/12(3)(7).......  1,070,000    580,747
              Banc One Corp.
               Sub. Debentures
               8.00% due 04/29/27.............    135,000    160,937
              National City Corp.
               Senior Notes
               4.90% due 01/15/15.............    165,000    166,991
              National City Corp.
               Sub. Notes
               6.88% due 05/15/19.............    400,000    434,273
              PNC Funding Corp.
               Bank Guar. Notes
               4.25% due 09/21/15.............    200,000    200,786
              PNC Preferred Funding Trust II
               Jr. Sub. Notes
               6.11% due 03/15/12*(3)(7)......    390,000    230,754
              USB Capital IX
               Company Guar. Notes
               6.19% due 04/15/11(3)(7).......    685,000    525,737
              Wachovia Corp.
               Senior Notes
               0.57% due 06/15/17(3)..........    160,000    137,716
              Wachovia Corp.
               Sub. Notes
               5.63% due 10/15/16.............    200,000    208,807

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (continued)
     Banks-Super Regional (continued)
       Wells Fargo Bank NA
        Sub. Notes
        5.75% due 05/16/16.......................... $  421,000 $  432,868
                                                                ----------
                                                                 3,634,566
                                                                ----------
     Beverages-Non-alcoholic -- 0.1%
       Bottling Group LLC
        Company Guar. Notes
        6.95% due 03/15/14..........................    446,000    519,792
                                                                ----------
     Beverages-Wine/Spirits -- 0.2%
       Constellation Brands, Inc.
        Company Guar. Notes
        7.25% due 05/15/17..........................    950,000    945,250
                                                                ----------
     Brewery -- 0.1%
       Anheuser-Busch InBev Worldwide, Inc.
        Company Guar. Notes
        7.75% due 01/15/19*.........................    386,000    456,738
                                                                ----------
     Broadcast Services/Program -- 0.2%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14..........................    865,000    800,125
       Nexstar Broadcasting, Inc.
        Company Guar. Notes
        0.50% due 01/15/14*(23).....................    400,984    180,443
       Nexstar Broadcasting, Inc.
        Company Guar. Notes
        7.00% due 01/15/14..........................    133,000     66,500
                                                                ----------
                                                                 1,047,068
                                                                ----------
     Building & Construction Products-Misc. -- 0.2%
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14..........................    752,000    736,960
       USG Corp.
        Company Guar. Notes
        9.75% due 08/01/14*.........................    225,000    235,125
                                                                ----------
                                                                   972,085
                                                                ----------
     Building Products-Cement -- 0.2%
       Texas Industries, Inc.
        Company Guar. Notes
        7.25% due 07/15/13..........................    925,000    888,000
                                                                ----------
     Building-Residential/Commercial -- 0.1%
       D.R. Horton, Inc.
        Senior Notes
        6.50% due 04/15/16..........................    800,000    787,000
                                                                ----------
     Cable/Satellite TV -- 2.5%
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10+(8)(12).................    696,000    779,520
       CCH II LLC/CCH II Capital Corp.
        Senior Notes
        10.25% due 09/15/10+(8)(12).................  1,197,000  1,346,625

                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    Cable/Satellite TV (continued)
      CCH II LLC/CCH II Capital Corp.
       Company Guar. Notes
       10.25% due 10/01/13*+(8)(12)................. $   91,000 $    95,778
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Senior Notes
       8.75% due 11/15/13+(8)(12)...................  2,101,000   2,132,515
      Charter Communications Operating LLC
       Senior Notes
       12.88% due 09/15/14*+(8)(12).................  1,044,000   1,130,130
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Notes
       8.38% due 04/30/14*+(8)(12)..................  1,881,000   1,918,620
      Comcast Corp.
       Company Guar. Notes
       5.85% due 11/15/15...........................    393,000     430,493
      Comcast Corp.
       Company Guar. Notes
       5.90% due 03/15/16...........................  2,030,000   2,181,645
      COX Communications, Inc.
       Senior Notes
       6.95% due 06/01/38*..........................    212,000     228,667
      COX Communications, Inc.
       Notes
       7.13% due 10/01/12...........................    211,000     235,375
      COX Communications, Inc.
       Senior Notes
       9.38% due 01/15/19*..........................    579,000     731,550
      CSC Holdings, Inc.
       Senior Notes
       8.50% due 06/15/15*..........................  1,075,000   1,128,750
      DirecTV Holdings LLC/DirecTV Financing Co.
       Company Guar. Notes
       7.63% due 05/15/16...........................    994,000   1,063,580
      DISH DBS Corp.
       Company Guar. Notes
       7.75% due 05/31/15...........................  1,100,000   1,122,000
      Time Warner Cable, Inc.
       Company Guar. Notes
       5.85% due 05/01/17...........................    185,000     195,054
                                                                -----------
                                                                 14,720,302
                                                                -----------
    Casino Hotels -- 0.8%
      Eldorado Casino Corp. (Shreveport)
       Sec. Bonds
       10.00% due 08/01/12(6)(23)...................    946,489     802,149
      Eldorado Resorts LLC
       Senior Notes
       9.00% due 04/15/14(5)(6).....................    425,000     375,339
      Harrahs Entertainment, Inc.
       Senior Sec. Notes
       11.25% due 06/01/17*.........................  1,450,000   1,489,875
      MGM Mirage, Inc.
       Senior Sec. Notes
       11.13% due 11/15/17*.........................  1,125,000   1,240,313

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Casino Hotels (continued)
          Turning Stone Resort Casino Enterprise
           Senior Notes
           9.13% due 09/15/14*.................... $  618,000 $  590,190
                                                              ----------
                                                               4,497,866
                                                              ----------
        Casino Services -- 0.1%
          Snoqualmie Entertainment Authority
           Senior Sec. Notes
           9.13% due 02/01/15*....................  1,300,000    689,000
                                                              ----------
        Cellular Telecom -- 0.8%
          Cingular Wireless Services, Inc.
           Senior Notes
           7.88% due 03/01/11.....................  1,406,000  1,525,839
          Cricket Communications, Inc.
           Company Guar. Notes
           9.38% due 11/01/14.....................    500,000    507,500
          Cricket Communications, Inc.
           Company Guar. Notes
           10.00% due 07/15/15....................  1,225,000  1,258,687
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           9.25% due 11/01/14.....................    925,000    945,813
          Nextel Communications, Inc.
           Company Guar. Notes
           5.95% due 03/15/14.....................    315,000    278,775
                                                              ----------
                                                               4,516,614
                                                              ----------
        Chemicals-Diversified -- 0.3%
          E.I. du Pont de Nemours & Co.
           Senior Notes
           4.75% due 03/15/15.....................    230,000    246,526
          Olin Corp.
           Senior Notes
           8.88% due 08/15/19.....................    858,000    896,610
          The Dow Chemical Co.
           Senior Notes
           5.90% due 02/15/15.....................    200,000    205,277
          The Dow Chemical Co.
           Senior Notes
           8.55% due 05/15/19.....................    257,000    288,905
                                                              ----------
                                                               1,637,318
                                                              ----------
        Chemicals-Plastics -- 0.1%
          Hexion US Finance Corp.
           Senior Sec. Notes
           9.75% due 11/15/14.....................    475,000    408,500
                                                              ----------
        Chemicals-Specialty -- 0.5%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15.....................  1,260,000  1,143,450
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14.....................     35,000     32,638
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12.....................    625,000    634,375

                                                               Market
                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
        --------------------------------------------------------------
        Chemicals-Specialty (continued)
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           9.75% due 12/01/14.................... $  683,000 $  529,325
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           12.50% due 06/15/14*..................    495,000    516,037
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12+(8)(12)............    795,000    306,075
                                                             ----------
                                                              3,161,900
                                                             ----------
        Coal -- 0.1%
          Arch Coal, Inc.
           Senior Notes
           8.75% due 08/01/16*...................    450,000    463,500
                                                             ----------
        Computer Services -- 0.4%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,495,000  1,394,087
          Sungard Data Systems, Inc.
           Company Guar. Notes
           9.13% due 08/15/13....................  1,045,000  1,055,450
                                                             ----------
                                                              2,449,537
                                                             ----------
        Consumer Products-Misc. -- 0.2%
          American Achievement Corp.
           Company Guar. Notes
           8.25% due 04/01/12*...................    971,000    966,145
          Prestige Brands, Inc.
           Senior Sub. Notes
           9.25% due 04/15/12....................    325,000    331,500
                                                             ----------
                                                              1,297,645
                                                             ----------
        Containers-Metal/Glass -- 0.3%
          Ball Corp.
           Company Guar. Notes
           7.13% due 09/01/16....................    228,000    232,560
          Ball Corp.
           Company Guar. Notes
           7.38% due 09/01/19....................    675,000    685,125
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23....................    735,000    698,250
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           8.25% due 05/15/13....................    418,000    427,405
                                                             ----------
                                                              2,043,340
                                                             ----------
        Containers-Paper/Plastic -- 0.1%
          Graphic Packaging International, Inc.
           Company Guar. Notes
           9.50% due 06/15/17*...................    750,000    796,875
                                                             ----------
        Decision Support Software -- 0.3%
          Vangent, Inc.
           Company Guar. Notes
           9.63% due 02/15/15....................  2,050,000  1,909,062
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Direct Marketing -- 0.2%
          Affinity Group, Inc.
           Company Guar. Notes
           9.00% due 02/15/12.................... $1,494,000 $1,030,860
                                                             ----------
        Diversified Banking Institutions -- 3.1%
          Bank of America Corp.
           Senior Notes
           4.90% due 05/01/13....................    352,000    360,859
          Bank of America Corp.
           Sub. Notes
           5.75% due 08/15/16....................    635,000    625,121
          Bank of America Corp.
           Senior Notes
           5.75% due 12/01/17....................    424,000    423,227
          Bank of America Corp.
           Notes
           6.50% due 08/01/16....................    413,000    434,125
          Bank of America Corp.
           Sub. Notes
           7.25% due 10/15/25....................    117,000    118,436
          Bank of America Corp.
           Junior Sub. Notes
           8.00% due 01/30/18(3)(7)..............    900,000    800,190
          Citigroup, Inc.
           Sub. Notes
           5.00% due 09/15/14....................  1,067,000  1,015,341
          Citigroup, Inc.
           Senior Notes
           5.50% due 04/11/13....................    414,000    423,657
          Citigroup, Inc.
           Senior Notes
           5.85% due 07/02/13....................    622,000    633,202
          Citigroup, Inc.
           Global Sub. Notes
           6.00% due 10/31/33....................    240,000    200,839
          Citigroup, Inc.
           Senior Notes
           6.13% due 05/15/18....................    515,000    507,091
          Citigroup, Inc.
           Senior Notes
           6.38% due 08/12/14....................    200,000    206,778
          Citigroup, Inc.
           Senior Notes
           6.88% due 03/05/38....................    262,000    262,794
          GMAC LLC
           Company Guar. Notes
           6.00% due 04/01/11*...................  2,655,000  2,489,063
          GMAC LLC
           Company Guar. Notes
           6.88% due 09/15/11*...................  2,376,000  2,245,320
          GMAC LLC
           Sub. Notes
           8.00% due 12/31/18*...................  2,875,000  2,170,625
          JP Morgan Chase & Co.
           Sub. Notes
           4.89% due 09/01/15(3).................    451,000    421,685

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      Diversified Banking Institutions (continued)
        JPMorgan Chase & Co.
         Senior Notes
         3.70% due 01/20/15........................ $  446,000 $   442,067
        Morgan Stanley
         Sub. Notes
         4.75% due 04/01/14........................    208,000     206,465
        Morgan Stanley
         Senior Notes
         5.63% due 09/23/19........................    200,000     196,660
        Morgan Stanley
         Senior Notes
         6.00% due 04/28/15........................  1,986,000   2,103,114
        The Goldman Sachs Group, Inc.
         Senior Notes
         5.13% due 01/15/15........................    608,000     635,377
        The Goldman Sachs Group, Inc.
         Senior Notes
         5.95% due 01/18/18........................    400,000     414,989
        The Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/37........................    584,000     602,706
                                                               -----------
                                                                17,939,731
                                                               -----------
      Diversified Financial Services -- 0.5%
        Citigroup Capital XXI
         Company Guar. Bonds
         8.30% due 12/21/57(3).....................  1,400,000   1,244,250
        General Electric Capital Corp.
         Senior Notes
         5.88% due 01/14/38........................    504,000     462,208
        General Electric Capital Corp.
         Senior Notes
         6.15% due 08/07/37........................    881,000     836,048
        General Electric Capital Corp.
         Senior Notes
         6.75% due 03/15/32........................    279,000     284,838
        USAA Capital Corp.
         Notes
         3.50% due 07/17/14*.......................    172,000     171,861
                                                               -----------
                                                                 2,999,205
                                                               -----------
      Diversified Manufacturing Operations -- 0.4%
        General Electric Co.
         Senior Notes
         5.25% due 12/06/17........................    190,000     194,988
        Harland Clarke Holdings Corp.
         Notes
         6.00% due 05/15/15(3).....................    425,000     326,187
        Harland Clarke Holdings Corp.
         Notes
         9.50% due 05/15/15........................  1,150,000   1,029,250
        SPX Corp.
         Senior Notes
         7.63% due 12/15/14........................    525,000     528,937
        Textron, Inc.
         Senior Notes
         6.20% due 03/15/15........................     80,000      80,317
                                                               -----------
                                                                 2,159,679
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                    Market
                                                       Principal    Value
                  Security Description                 Amount**    (Note 2)
    -----------------------------------------------------------------------
    U.S. CORPORATE BONDS & NOTES (continued)
    Electric-Generation -- 1.0%
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27............................. $  950,000 $  679,250
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    471,960    455,441
      Midwest Generation LLC
       Pass Thru Certs., Series B
       8.56% due 01/02/16.............................    480,010    487,210
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series B
       9.24% due 07/02/17.............................    783,242    787,159
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs., Series C
       9.68% due 07/02/26.............................    675,000    702,000
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    677,709    684,045
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................  1,320,000  1,328,250
      The AES Corp.
       Senior Notes
       8.00% due 06/01/20.............................    625,000    620,313
                                                                  ----------
                                                                   5,743,668
                                                                  ----------
    Electric-Integrated -- 1.8%
      Ameren Corp.
       Senior Notes
       8.88% due 05/15/14.............................    329,000    369,811
      CenterPoint Energy Houston Electric LLC
       General Refunding Mtg.
       7.00% due 03/01/14.............................    415,000    471,630
      Commonwealth Edison Co.
       1st Mtg. Notes
       6.15% due 09/15/17.............................    237,000    261,888
      Dominion Resources, Inc.
       Jr. Sub Notes
       6.30% due 09/30/66(3)..........................    374,000    299,200
      Energy East Corp.
       Notes
       6.75% due 07/15/36.............................    246,000    279,415
      FirstEnergy Corp.
       Senior Notes
       7.38% due 11/15/31.............................    326,000    365,422
      FirstEnergy Solutions Corp.
       Company Guar. Notes
       6.80% due 08/15/39*............................    241,000    255,446
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................  1,380,000  1,200,600
      Mirant Mid-Atlantic LLC
       Pass Through Certs., Series B
       9.13% due 06/30/17.............................    463,365    472,633
      Nevada Power Co.
       General Refunding Mtg.
       7.13% due 03/15/19.............................    613,000    697,263

                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    Electric-Integrated (continued)
      Ohio Power Co.
       Senior Notes
       5.38% due 10/01/21........................... $  380,000 $   385,570
      Pennsylvania Electric Co
       Senior Notes
       5.20% due 04/01/20...........................    415,000     413,703
      Pennsylvania Electric Co.
       Senior Notes
       6.15% due 10/01/38...........................    470,000     470,058
      Pepco Holdings, Inc.
       Senior Notes
       6.13% due 06/01/17...........................    120,000     123,800
      Pepco Holdings, Inc.
       Senior Notes
       6.45% due 08/15/12...........................    940,000   1,008,591
      PSEG Power LLC
       Company Guar. Notes
       7.75% due 04/15/11...........................     50,000      54,020
      Puget Sound Energy, Inc.
       Senior Sec. Notes
       5.76% due 10/01/39...........................    240,000     244,774
      Southern California Edison Co.
       1st Mtg. Bonds Series 04-G
       5.75% due 04/01/35...........................     80,000      87,990
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes, Series A
       10.25% due 11/01/15..........................  2,690,000   1,936,800
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes
       10.50% due 11/01/16(9).......................  1,526,281   1,022,608
      Toledo Edison Co.
       1st Mtg. Notes
       7.25% due 05/01/20...........................    193,000     227,287
                                                                -----------
                                                                 10,648,509
                                                                -----------
    Electronic Components-Misc. -- 0.0%
      Sanmina-SCI Corp.
       Company Guar. Notes
       6.75% due 03/01/13...........................    175,000     166,250
                                                                -----------
    Electronic Components-Semiconductors -- 0.4%
      Amkor Technology, Inc.
       Senior Notes
       7.75% due 05/15/13...........................    875,000     876,094
      National Semiconductor Corp.
       Senior Notes
       6.60% due 06/15/17...........................    333,000     329,090
      Spansion LLC
       Senior Sec. Notes
       5.33% due 06/01/13*+(8)(12)..................  1,230,000   1,245,375
                                                                -----------
                                                                  2,450,559
                                                                -----------
    Electronics-Military -- 0.2%
      L-3 Communications Corp.
       Senior Notes
       5.20% due 10/15/19*..........................    160,000     160,400

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Electronics-Military (continued)
        L-3 Communications Corp.
         Company Guar. Notes
         7.63% due 06/15/12......................... $  925,000 $  937,719
                                                                ----------
                                                                 1,098,119
                                                                ----------
      Finance-Auto Loans -- 1.2%
        Ford Motor Credit Co. LLC
         Senior Notes
         7.38% due 02/01/11.........................  4,050,000  4,028,871
        Ford Motor Credit Co. LLC
         Senior Notes
         7.50% due 08/01/12.........................  1,225,000  1,176,205
        Ford Motor Credit Co. LLC
         Senior Notes
         9.75% due 09/15/10.........................  1,700,000  1,737,211
                                                                ----------
                                                                 6,942,287
                                                                ----------
      Finance-Commercial -- 0.4%
        CIT Group, Inc.
         Senior Notes
         5.65% due 02/13/17(24)(25).................  2,401,000  1,501,364
        Textron Financial Corp.
         Senior Notes
         5.40% due 04/28/13.........................    640,000    628,415
                                                                ----------
                                                                 2,129,779
                                                                ----------
      Finance-Consumer Loans -- 0.0%
        SLM Corp.
         Senior Notes
         5.13% due 08/27/12.........................    236,000    201,939
                                                                ----------
      Finance-Credit Card -- 0.1%
        FIA Card Services NA
         Sub. Notes
         7.13% due 11/15/12.........................    298,000    321,999
                                                                ----------
      Finance-Investment Banker/Broker -- 0.3%
        Jefferies Group, Inc.
         Senior Notes
         8.50% due 07/15/19.........................     80,000     84,669
        Lehman Brothers Holdings Capital Trust VII
         Company Guar. Notes
         5.86% due 05/31/12+(7)(8)(12)..............    222,000         22
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         6.75% due 12/28/17+(8)(12).................    280,000         28
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         7.50% due 05/11/38+(8)(12).................    361,000         36
        Merrill Lynch & Co., Inc.
         Sub. Notes
         5.70% due 05/02/17.........................    301,000    294,722
        Merrill Lynch & Co., Inc.
         Sub. Notes
         6.22% due 09/15/26.........................    350,000    331,762
        Merrill Lynch & Co., Inc.
         Senior Notes
         6.40% due 08/28/17.........................    293,000    296,740

                                                                      Market
                                                         Principal    Value
                  Security Description                   Amount**    (Note 2)
  ---------------------------------------------------------------------------
  Finance-Investment Banker/Broker (continued)
    The Bear Stearns Cos., Inc.
     Senior Notes
     5.30% due 10/30/15................................. $  507,000 $  535,325
    The Bear Stearns Cos., Inc.
     Senior Notes
     6.40% due 10/02/17.................................    444,000    483,014
                                                                    ----------
                                                                     2,026,318
                                                                    ----------
  Finance-Mortgage Loan/Banker -- 0.1%
    Countrywide Financial Corp.
     Sub. Notes
     6.25% due 05/15/16.................................    200,000    200,316
    Countrywide Home Loans, Inc.
     Company Guar. Notes
     4.00% due 03/22/11.................................    270,000    274,410
                                                                    ----------
                                                                       474,726
                                                                    ----------
  Finance-Other Services -- 0.0%
    National Rural Utilities Cooperative Finance Corp.
     Senior Sec. Notes
     3.88% due 09/16/15.................................    200,000    202,170
                                                                    ----------
  Food-Meat Products -- 0.3%
    Smithfield Foods, Inc.
     Senior Sec. Notes
     10.00% due 07/15/14*...............................  1,225,000  1,286,250
    Tyson Foods, Inc.
     Senior Notes
     10.50% due 03/01/14................................    225,000    254,812
                                                                    ----------
                                                                     1,541,062
                                                                    ----------
  Food-Misc. -- 0.2%
    Del Monte Foods Co.
     Senior Sub. Notes
     7.50% due 10/15/19*................................    450,000    454,500
    HJ Heinz Finance Co.
     Company Guar. Notes
     7.13% due 08/01/39*................................    192,000    227,248
    Kraft Foods, Inc.
     Senior Notes
     6.75% due 02/19/14.................................    416,000    464,097
                                                                    ----------
                                                                     1,145,845
                                                                    ----------
  Food-Retail -- 0.2%
    Ingles Markets, Inc.
     Senior Notes
     8.88% due 05/15/17.................................    700,000    717,500
    SUPERVALU, Inc.
     Senior Notes
     8.00% due 05/01/16.................................    350,000    362,250
                                                                    ----------
                                                                     1,079,750
                                                                    ----------
  Funeral Services & Related Items -- 0.2%
    Carriage Services, Inc.
     Senior Notes
     7.88% due 01/15/15.................................  1,375,000  1,289,062
                                                                    ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Gambling (Non-Hotel) -- 0.3%
          Downstream Development Authority
           Senior Sec. Notes
           12.00% due 10/15/15*.................. $1,275,000 $  988,125
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/14*...................  1,139,000    740,350
                                                             ----------
                                                              1,728,475
                                                             ----------
        Gas-Distribution -- 0.1%
          Sempra Energy
           Senior Notes
           6.50% due 06/01/16....................    420,000    464,286
                                                             ----------
        Hazardous Waste Disposal -- 0.1%
          Clean Harbors, Inc.
           Senior Sec. Notes
           7.63% due 08/15/16*...................    725,000    742,219
                                                             ----------
        Home Furnishings -- 0.0%
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14(4)(24)............    152,000     38,000
                                                             ----------
        Hotel/Motels -- 0.1%
          Gaylord Entertainment Co.
           Company Guar. Notes
           6.75% due 11/15/14....................    852,000    788,100
                                                             ----------
        Human Resources -- 0.1%
          Team Health, Inc.
           Company Guar. Notes
           11.25% due 12/01/13...................    543,000    571,508
                                                             ----------
        Independent Power Producers -- 0.3%
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16....................    910,000    880,425
          Orion Power Holdings, Inc.
           Senior Notes
           12.00% due 05/01/10...................    650,000    672,750
          RRI Energy, Inc.
           Senior Notes
           7.88% due 12/31/17....................    495,000    483,244
                                                             ----------
                                                              2,036,419
                                                             ----------
        Industrial Gases -- 0.0%
          Airgas, Inc.
           Company Guar. Notes
           4.50% due 09/15/14....................    160,000    162,833
                                                             ----------
        Insurance Brokers -- 0.3%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10....................    200,000    204,103
          USI Holdings Corp.
           Senior Sub. Notes
           9.75% due 05/15/15*...................  2,015,000  1,785,794
                                                             ----------
                                                              1,989,897
                                                             ----------

                                                                Market
                                                    Principal   Value
                  Security Description              Amount**   (Note 2)
        ---------------------------------------------------------------
        Insurance-Life/Health -- 0.4%
          Americo Life, Inc.
           Notes
           7.88% due 05/01/13*..................... $ 38,000  $   30,400
          Genworth Financial, Inc.
           Notes
           5.75% due 06/15/14......................  200,000     179,322
          Monumental Global Funding II
           Senior Sec. Notes
           5.65% due 07/14/11*.....................  174,000     177,924
          National Life Insurance Co.
           Sub. Notes
           10.50% due 09/15/39*....................  248,000     252,568
          Pacific Life Insurance Co.
           Notes
           9.25% due 06/15/39*.....................  218,000     249,969
          Prudential Financial, Inc.
           Notes
           4.75% due 09/17/15......................  360,000     357,474
          Prudential Financial, Inc.
           Senior Notes
           6.20% due 01/15/15......................  390,000     412,606
          Torchmark Corp.
           Senior Notes
           9.25% due 06/15/19......................  200,000     224,852
          Unum Group
           Senior Notes
           7.13% due 09/30/16......................  220,000     222,595
                                                              ----------
                                                               2,107,710
                                                              ----------
        Insurance-Multi-line -- 0.3%
          Hartford Financial Services Group, Inc.
           Senior Notes
           5.95% due 10/15/36......................  453,000     369,939
          MetLife, Inc.
           Senior Notes
           6.75% due 06/01/16......................  230,000     256,682
          Metropolitan Life Global Funding I
           Notes
           2.88% due 09/17/12*.....................  460,000     461,137
          Metropolitan Life Global Funding I
           Notes
           5.13% due 06/10/14*.....................  494,000     516,077
          Nationwide Mutual Insurance Co.
           Notes
           9.38% due 08/15/39*.....................  302,000     321,827
                                                              ----------
                                                               1,925,662
                                                              ----------
        Insurance-Mutual -- 0.1%
          Liberty Mutual Group, Inc.
           Notes
           6.50% due 03/15/35*.....................  240,000     193,869
          Liberty Mutual Group, Inc.
           Company Guar. Bonds
           10.75% due 06/15/58*(3).................  633,000     601,350
                                                              ----------
                                                                 795,219
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Insurance-Property/Casualty -- 0.1%
          Markel Corp.
           Senior Notes
           7.13% due 09/30/19.................... $  200,000 $  207,455
          W.R. Berkley Corp.
           Senior Notes
           6.25% due 02/15/37....................    115,000    103,960
                                                             ----------
                                                                311,415
                                                             ----------
        Investment Management/Advisor Services -- 0.1%
          Ameriprise Financial, Inc.
           Senior Notes
           5.35% due 11/15/10....................     15,000     15,275
          Janus Capital Group, Inc.
           Notes
           6.95% due 06/15/17....................    434,000    412,988
                                                             ----------
                                                                428,263
                                                             ----------
        Machinery-Farming -- 0.1%
          Case New Holland, Inc.
           Company Guar. Notes
           7.75% due 09/01/13*...................    425,000    422,875
                                                             ----------
        Medical Information Systems -- 0.1%
          Spheris, Inc.
           Senior Sub. Notes
           11.00% due 12/15/12...................  1,800,000    738,000
                                                             ----------
        Medical Products -- 0.5%
          Baxter International, Inc.
           Senior Notes
           5.90% due 09/01/16....................  1,001,000  1,124,792
          CareFusion Corp.
           Senior Notes
           4.13% due 08/01/12*...................    240,000    246,359
          DJO Finance LLC/DJO Finance Corp.
           Company Guar. Notes
           10.88% due 11/15/14...................    475,000    485,687
          LVB Acquisition Holding LLC
           Company Guar. Notes
           10.00% due 10/15/17...................  1,000,000  1,065,000
                                                             ----------
                                                              2,921,838
                                                             ----------
        Medical-Biomedical/Gene -- 0.1%
          Amgen, Inc.
           Senior Notes
           5.85% due 06/01/17....................    450,000    494,938
          Bio-Rad Laboratories, Inc.
           Senior Sub. Notes
           8.00% due 09/15/16*...................    350,000    363,125
                                                             ----------
                                                                858,063
                                                             ----------
        Medical-Drugs -- 0.6%
          Axcan Intermediate Holdings, Inc.
           Senior Notes
           9.25% due 03/01/15....................  1,150,000  1,213,250
          Merck & Co., Inc.
           Senior Notes
           4.00% due 06/30/15....................    168,000    176,524

                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
      ------------------------------------------------------------------
      Medical-Drugs (continued)
        Valeant Pharmaceuticals International
         Senior Notes
         8.38% due 06/15/16*...................... $1,150,000 $ 1,167,250
        Wyeth
         Bonds
         5.50% due 02/01/14.......................  1,074,000   1,172,923
                                                              -----------
                                                                3,729,947
                                                              -----------
      Medical-Generic Drugs -- 0.1%
        Watson Pharmaceuticals, Inc.
         Senior Notes
         6.13% due 08/15/19.......................    433,000     455,384
                                                              -----------
      Medical-HMO -- 0.6%
        CIGNA Corp.
         Senior Notes
         8.50% due 05/01/19.......................    825,000     946,837
        Multiplan, Inc.
         Senior Sub. Notes
         10.38% due 04/15/16*.....................  1,850,000   1,785,250
        UnitedHealth Group, Inc.
         Senior Notes
         5.25% due 03/15/11.......................    325,000     337,781
        WellPoint, Inc.
         Senior Notes
         5.00% due 01/15/11.......................    195,000     200,975
                                                              -----------
                                                                3,270,843
                                                              -----------
      Medical-Hospitals -- 1.8%
        Community Health Systems, Inc.
         Company Guar. Notes
         8.88% due 07/15/15.......................  1,525,000   1,563,125
        HCA, Inc.
         Senior Notes
         7.50% due 11/15/95.......................  1,925,000   1,361,911
        HCA, Inc.
         Senior Notes
         7.88% due 02/01/11.......................    900,000     907,875
        HCA, Inc.
         Senior Notes
         8.50% due 04/15/19*......................  2,225,000   2,325,125
        HCA, Inc.
         Senior Notes
         8.75% due 09/01/10.......................    525,000     532,875
        HCA, Inc.
         Senior Sec. Notes
         9.25% due 11/15/16.......................  2,975,000   3,075,406
        IASIS Healthcare LLC/IASIS Capital Corp.
         Company Guar. Notes
         8.75% due 06/15/14.......................    872,000     872,000
                                                              -----------
                                                               10,638,317
                                                              -----------
      Metal-Aluminum -- 0.1%
        Alcoa, Inc.
         Senior Notes
         6.50% due 06/15/18.......................    577,000     558,732

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Metal-Aluminum (continued)
          Noranda Aluminum Holding Corp.
           Senior Notes
           7.16% due 11/15/14(3)(9).............. $  522,737 $  256,141
                                                             ----------
                                                                814,873
                                                             ----------
        Metal-Copper -- 0.1%
          Freeport-McMoRan Copper & Gold, Inc.
           Senior Notes
           8.25% due 04/01/15....................    550,000    585,062
          Freeport-McMoRan Copper & Gold, Inc.
           Senior Notes
           8.38% due 04/01/17....................    213,000    226,579
                                                             ----------
                                                                811,641
                                                             ----------
        Mining -- 0.2%
          Noranda Aluminum Acquisition Corp.
           Company Guar. Notes
           5.41% due 11/15/14(3)(9)..............  1,409,946    994,012
                                                             ----------
        Multimedia -- 0.2%
          Haights Cross Operating Co.
           Senior Notes
           11.75% due 08/15/11(8)................    125,000     54,062
          News America, Inc.
           Company Guar. Notes
           6.15% due 03/01/37....................    268,000    262,224
          News America, Inc.
           Company Guar. Notes
           6.90% due 08/15/39*...................    240,000    255,500
          Time Warner Entertainment Co. LP
           Senior Notes
           8.38% due 07/15/33....................    250,000    300,470
                                                             ----------
                                                                872,256
                                                             ----------
        Music -- 0.2%
          WMG Acquisition Corp.
           Senior Notes
           9.50% due 06/15/16*...................  1,300,000  1,371,500
                                                             ----------
        Non-Ferrous Metals -- 0.0%
          Renco Metals, Inc.
           Bonds
           11.50% due 07/01/03+(5)(6)(13)(14)....    500,000          0
                                                             ----------
        Non-Hazardous Waste Disposal -- 0.4%
          Allied Waste North America, Inc.
           Company Guar. Notes
           7.38% due 04/15/14....................    175,000    182,097
          Casella Waste Systems, Inc.
           Senior Sec. Notes
           11.00% due 07/15/14*..................    325,000    341,250
          Waste Management, Inc.
           Company Guar. Notes
           6.38% due 11/15/12....................    270,000    295,491
          Waste Management, Inc.
           Company Guar. Notes
           7.75% due 05/15/32....................    255,000    309,811
          Waste Services, Inc.
           Senior Sub. Notes
           9.50% due 04/15/14*...................  1,125,000  1,119,375

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     Non-Hazardous Waste Disposal (continued)
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14.......................... $  165,000 $  164,175
                                                                ----------
                                                                 2,412,199
                                                                ----------
     Office Automation & Equipment -- 0.2%
       Pitney Bowes, Inc.
        Senior Notes
        5.25% due 01/15/37..........................    920,000    949,999
       Xerox Corp.
        Senior Notes
        6.35% due 05/15/18..........................    280,000    291,090
                                                                ----------
                                                                 1,241,089
                                                                ----------
     Office Supplies & Forms -- 0.1%
       ACCO Brands Corp.
        Senior Sec. Notes
        10.63% due 03/15/15*........................    525,000    548,625
                                                                ----------
     Oil Companies-Exploration & Production -- 2.4%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................  1,150,000  1,196,000
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12..........................    150,000    139,500
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14..........................  1,020,000    902,700
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15..........................    895,000    720,475
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16..........................  1,150,000  1,086,750
       Chesapeake Energy Corp.
        Senior Notes
        7.25% due 12/15/18..........................    900,000    850,500
       Chesapeake Energy Corp.
        Senior Notes
        9.50% due 02/15/15..........................    550,000    578,875
       Concho Resources, Inc.
        Company Guar. Notes
        8.63% due 10/01/17..........................    200,000    205,000
       Costilla Energy, Inc.
        Senior Notes
        10.25% due 10/01/06+(5)(6)..................    500,000          0
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15..........................    675,000    610,875
       Encore Acquisition Co.
        Senior Sub. Notes
        6.25% due 04/15/14..........................    325,000    302,250
       Encore Acquisition Co.
        Senior Notes
        9.50% due 05/01/16..........................    550,000    580,250
       Hilcorp Energy I LP
        Senior Notes
        7.75% due 11/01/15*.........................    430,000    406,350

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Oil Companies-Exploration & Production (continued)
          Hilcorp Energy I LP
           Senior Notes
           9.00% due 06/01/16*................... $  150,000 $   148,875
          Kerr-McGee Corp.
           Company Guar. Notes
           6.95% due 07/01/24....................    524,000     561,020
          MXEnergy Holdings, Inc.
           Senior Sec. Notes
           13.25% due 08/01/14*(5)(6)............    277,000     221,600
          Plains Exploration & Production Co.
           Company Guar. Notes
           7.75% due 06/15/15....................    575,000     570,687
          Plains Exploration & Production Co.
           Company Guar. Notes
           10.00% due 03/01/16...................    600,000     646,500
          Quicksilver Resources, Inc.
           Company Guar. Notes
           7.13% due 04/01/16....................    275,000     238,563
          Quicksilver Resources, Inc.
           Senior Notes
           8.25% due 08/01/15....................  1,125,000   1,096,875
          Quicksilver Resources, Inc.
           Senior Notes
           9.13% due 08/15/19....................    625,000     621,875
          Quicksilver Resources, Inc.
           Senior Notes
           11.75% due 01/01/16...................    150,000     165,375
          Sabine Pass LNG LP
           Senior Sec. Notes
           7.50% due 11/30/16....................  2,690,000   2,296,587
                                                             -----------
                                                              14,147,482
                                                             -----------
        Oil Companies-Integrated -- 0.3%
          ConocoPhillips Holding Co.
           Senior Notes
           6.95% due 04/15/29....................    258,000     302,778
          Hess Corp.
           Senior Notes
           7.13% due 03/15/33....................    320,000     352,099
          Hess Corp.
           Senior Notes
           7.88% due 10/01/29....................    691,000     809,374
          Phillips Petroleum Co.
           Debentures
           7.00% due 03/30/29....................    286,000     326,111
                                                             -----------
                                                               1,790,362
                                                             -----------
        Oil Refining & Marketing -- 0.1%
          Valero Energy Corp.
           Senior Notes
           6.63% due 06/15/37....................    248,000     221,482
          Western Refining, Inc.
           Senior Sec. Notes
           11.25% due 06/15/17*..................    425,000     401,625
                                                             -----------
                                                                 623,107
                                                             -----------

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         -------------------------------------------------------------
         Oil-Field Services -- 0.3%
           Basic Energy Services, Inc.
            Senior Sec. Notes
            11.63% due 08/01/14*................ $  725,000 $  768,500
           Helix Energy Solutions Group, Inc.
            Senior Notes
            9.50% due 01/15/16*.................  1,140,000  1,140,000
           Oslo Seismic Services, Inc.
            1st Mtg. Bonds
            8.28% due 06/01/11..................     88,123     89,329
                                                            ----------
                                                             1,997,829
                                                            ----------
         Paper & Related Products -- 1.0%
           Caraustar Industries, Inc.
            Senior Sec. Notes
            10.00% due 08/15/14(5)(6)(9)........    252,571    252,571
           Cellu Tissue Holdings, Inc.
            Senior Sec. Notes
            11.50% due 06/01/14.................    625,000    668,750
           Georgia-Pacific LLC
            Company Guar. Notes
            7.00% due 01/15/15*.................    770,000    758,450
           Georgia-Pacific LLC
            Company Guar. Notes
            7.13% due 01/15/17*.................    365,000    356,788
           Georgia-Pacific LLC
            Senior Notes
            7.75% due 11/15/29..................    277,000    254,840
           International Paper Co.
            Senior Notes
            7.95% due 06/15/18..................    266,000    288,333
           International Paper Co.
            Senior Notes
            9.38% due 05/15/19..................  1,728,000  2,023,308
           MeadWestvaco Corp.
            Senior Notes
            7.38% due 09/01/19..................    220,000    230,461
           NewPage Corp.
            Senior Sec. Notes
            11.38% due 12/31/14*................  1,125,000  1,105,312
                                                            ----------
                                                             5,938,813
                                                            ----------
         Pharmacy Services -- 0.1%
           Express Scripts, Inc.
            Senior Notes
            6.25% due 06/15/14..................    230,000    252,757
           Express Scripts, Inc.
            Senior Notes
            7.25% due 06/15/19..................    146,000    171,470
                                                            ----------
                                                               424,227
                                                            ----------
         Physicians Practice Management -- 0.2%
           US Oncology, Inc.
            Senior Sec. Notes
            9.13% due 08/15/17*.................    975,000  1,026,188
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                  Market
                                                     Principal    Value
                 Security Description                Amount**    (Note 2)
     --------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (continued)
     Pipelines -- 1.4%
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16.......................... $1,835,000 $1,789,125
       Dynegy-Roseton Danskammer
        Pass Through Certs., Series B
        7.67% due 11/08/16..........................  1,945,000  1,786,969
       El Paso Corp.
        Senior Sub. Notes
        6.88% due 06/15/14..........................    925,000    906,500
       El Paso Corp.
        Senior Notes
        12.00% due 12/12/13.........................    150,000    171,375
       El Paso Natural Gas Co.
        Senior Notes
        5.95% due 04/15/17..........................    575,000    594,016
       Enterprise Products Operating LLC
        Company Guar. Notes
        4.60% due 08/01/12..........................    230,000    238,316
       MarkWest Energy Partners LP/MarkWest Energy
        Finance Corp.
        Company Guar. Notes
        8.50% due 07/15/16..........................    550,000    544,500
       MarkWest Energy Partners LP/MarkWest Energy
        Finance Corp.
        Senior Notes
        8.75% due 04/15/18..........................    525,000    522,375
       NGC Corp. Capital Trust
        Company Guar. Bonds
        8.32% due 06/01/27..........................  1,290,000    580,500
       ONEOK, Inc.
        Senior Notes
        6.00% due 06/15/35..........................    299,000    295,151
       Plains All American Pipeline, LP
        Senior Notes
        4.25% due 09/01/12..........................    332,000    341,301
       Plains All American Pipeline, LP
        Company Guar. Notes
        5.75% due 01/15/20..........................    228,000    229,764
       Regency Energy Partners LP/Regency Energy
        Finance Corp.
        Company Guar. Notes
        8.38% due 12/15/13..........................    350,000    353,500
                                                                ----------
                                                                 8,353,392
                                                                ----------
     Printing-Commercial -- 0.1%
       Valassis Communications, Inc.
        Senior Notes
        8.25% due 03/01/15..........................    865,000    775,256
                                                                ----------
     Property Trust -- 0.1%
       WEA Finance LLC / WT Finance Australia
        Property, Ltd.
        Company Guar. Notes
        6.75% due 09/02/19*.........................    460,000    465,290
                                                                ----------
     Publishing-Books -- 0.1%
       TL Acquisitions, Inc.
        Senior Notes
        10.50% due 01/15/15*........................    450,000    425,250
                                                                ----------

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      Publishing-Newspapers -- 0.1%
        Gannett Co., Inc.
         Company Guar. Notes
         8.75% due 11/15/14*....................... $  425,000 $  415,437
        Gannett Co., Inc.
         Company Guar. Notes
         9.38% due 11/15/17*.......................    275,000    267,438
        Knight Ridder, Inc.
         Debentures
         6.88% due 03/15/29........................    205,000     98,400
                                                               ----------
                                                                  781,275
                                                               ----------
      Publishing-Periodicals -- 0.1%
        Nielsen Finance LLC / Nielsen Finance Co.
         Company Guar. Notes
         11.50% due 05/01/16.......................    650,000    682,500
        The Reader's Digest Association, Inc.
         Company Guar. Notes
         9.00% due 02/15/17+(8)(12)................  2,115,000     47,588
                                                               ----------
                                                                  730,088
                                                               ----------
      Real Estate Investment Trusts -- 0.2%
        Omega Healthcare Investors, Inc.
         Senior Notes
         7.00% due 04/01/14........................  1,150,000  1,118,375
                                                               ----------
      Real Estate Management/Services -- 0.1%
        CB Richard Ellis Services, Inc.
         Senior Sub. Notes
         11.63% due 06/15/17*......................    650,000    702,000
                                                               ----------
      Real Estate Operations & Development -- 0.1%
        Country Garden Holdings Co.
         Senior Notes
         11.75% due 09/10/14*......................    330,000    326,700
                                                               ----------
      Recycling -- 0.0%
        Aleris International, Inc.
         Company Guar. Notes
         9.00% due 12/15/14*+(8)(9)(12)............  3,285,000      3,285
                                                               ----------
      Rental Auto/Equipment -- 0.2%
        RSC Equipment Rental, Inc.
         Notes
         9.50% due 12/01/14........................  1,188,000  1,146,420
                                                               ----------
      Research & Development -- 0.1%
        Alion Science and Technology Corp.
         Company Guar. Notes
         10.25% due 02/01/15.......................  1,015,000    756,175
                                                               ----------
      Retail-Apparel/Shoe -- 0.3%
        Limited Brands, Inc.
         Senior Notes
         5.25% due 11/01/14........................    646,000    599,314
        Limited Brands, Inc.
         Senior Notes
         6.95% due 03/01/33........................    847,000    636,016
        Limited Brands, Inc.
         Senior Notes
         8.50% due 06/15/19*.......................    365,000    381,838
                                                               ----------
                                                                1,617,168
                                                               ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Retail-Discount -- 0.0%
          Wal-Mart Stores, Inc.
           Senior Notes
           3.20% due 05/15/14..................... $210,000  $  214,411
                                                             ----------
        Retail-Drug Store -- 0.2%
          Rite Aid Corp. Company Guar.
           Notes
           9.50% due 06/15/17.....................  616,000     498,960
          Rite Aid Corp.
           Senior Sec. Notes
           9.75% due 06/12/16*....................  200,000     216,000
          Rite Aid Corp.
           Senior Sec. Notes
           10.38% due 07/15/16....................  425,000     419,687
                                                             ----------
                                                              1,134,647
                                                             ----------
        Retail-Major Department Stores -- 0.1%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11.....................  375,000     375,000
                                                             ----------
        Retail-Petroleum Products -- 0.2%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14.....................  589,000     560,286
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16.....................  725,000     728,625
                                                             ----------
                                                              1,288,911
                                                             ----------
        Retail-Regional Department Stores -- 0.3%
          JC Penney Corp., Inc.
           Senior Notes
           7.40% due 04/01/37.....................  455,000     404,950
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           5.90% due 12/01/16.....................  679,000     622,095
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.38% due 03/15/37.....................  421,000     331,682
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.65% due 07/15/24.....................  450,000     354,881
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.90% due 04/01/29.....................  400,000     315,546
                                                             ----------
                                                              2,029,154
                                                             ----------
        Retail-Restaurants -- 0.1%
          Brinker International, Inc.
           Senior Notes
           5.75% due 06/01/14.....................  358,000     341,531
          Wendy's/Arby's Restaurants LLC
           Senior Notes
           10.00% due 07/15/16*...................  225,000     239,062
                                                             ----------
                                                                580,593
                                                             ----------

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          ------------------------------------------------------------
          Retail-Sporting Goods -- 0.1%
            Freedom Group, Inc.
             Senior Sec. Notes
             10.25% due 08/01/15*............... $  400,000 $  424,000
                                                            ----------
          Rubber-Tires -- 0.3%
            The Goodyear Tire & Rubber Co.
             Senior Notes
             9.00% due 07/01/15.................    625,000    648,437
            The Goodyear Tire & Rubber Co.
             Senior Notes
             10.50% due 05/15/16................  1,025,000  1,112,125
                                                            ----------
                                                             1,760,562
                                                            ----------
          Rubber/Plastic Products -- 0.0%
            Venture Holdings Co. LLC
             Company Guar. Notes
             11.00% due 06/01/07+(5)(6)(12)(14).    100,000          0
                                                            ----------
          Schools -- 0.1%
            Princeton University
             Senior Notes
             5.70% due 03/01/39.................    360,000    395,813
                                                            ----------
          Seismic Data Collection -- 0.1%
            Seitel, Inc.
             Senior Notes
             9.75% due 02/15/14.................  1,010,000    686,800
                                                            ----------
          Special Purpose Entities -- 0.9%
            AAC Group Holding Corp.
             Senior Notes
             10.25% due 10/01/12*(4)............    565,000    539,575
            Buffalo Thunder Development
             Authority
             Senior Notes
             9.38% due 12/15/14+*(8)............  3,200,000    568,000
            CCM Merger, Inc.
             Notes
             8.00% due 08/01/13*................    625,000    512,500
            Chukchansi Economic Development
             Authority
             Senior Notes
             8.00% due 11/15/13*................    845,000    667,550
            FireKeepers Development Authority
             Senior Notes
             13.88% due 05/15/15*...............    750,000    796,875
            Fox Acquisition Sub LLC
             Senior Notes
             13.38% due 07/15/16*...............  1,000,000    635,000
            ING USA Global Funding Trust
             Notes
             4.50% due 10/01/10.................    268,000    271,266
            Local TV Finance LLC
             Senior Notes
             9.25% due 06/15/15*(9).............    962,850    327,369
            Principal Life Global Funding I
             Senior Sec. Notes
             5.25% due 01/15/13*................    296,000    301,412
            Southern Star Central Corp.
             Senior Notes
             6.75% due 03/01/16.................    500,000    477,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Special Purpose Entities (continued)
          TECO Finance, Inc.
           Company Guar. Notes
           6.57% due 11/01/17.................... $  160,000 $  165,170
                                                             ----------
                                                              5,262,217
                                                             ----------
        Specified Purpose Acquisitions -- 0.0%
          ESI Tractebel Acquisition Corp.
           Company Guar. Bonds
           7.99% due 12/30/11....................    134,000    133,307
                                                             ----------
        Steel-Producers -- 0.6%
          AK Steel Corp.
           Company Guar. Notes
           7.75% due 06/15/12....................    425,000    426,594
          Reliance Steel & Aluminum Co.
           Company Guar. Notes
           6.85% due 11/15/36....................  1,070,000    929,144
          Ryerson, Inc.
           Senior Sec. Notes
           12.00% due 11/01/15...................  1,222,000  1,160,900
          Steel Dynamics, Inc.
           Company Guar. Notes
           6.75% due 04/01/15....................    790,000    756,425
                                                             ----------
                                                              3,273,063
                                                             ----------
        Steel-Specialty -- 0.1%
          Allegheny Technologies, Inc.
           Senior Notes
           9.38% due 06/01/19....................    450,000    509,477
                                                             ----------
        Storage/Warehousing -- 0.2%
          Mobile Mini, Inc.
           Notes
           6.88% due 05/01/15....................    725,000    661,563
          Mobile Mini, Inc.
           Company Guar. Notes
           9.75% due 08/01/14....................    655,000    666,462
                                                             ----------
                                                              1,328,025
                                                             ----------
        Telecom Services -- 0.9%
          Bellsouth Telecommunications, Inc.
           Senior Notes
           7.00% due 12/01/95....................    269,000    267,100
          Cincinnati Bell Telephone Co. LLC
           Company Guar. Notes
           7.18% due 12/15/23....................     50,000     37,750
          Cincinnati Bell Telephone Co. LLC
           Company Guar. Notes
           7.20% due 11/29/23....................    225,000    178,875
          Cincinnati Bell Telephone Co., LLC
           Company Guar. Notes
           7.27% due 12/11/23....................    375,000    260,625
          Embarq Corp.
           Senior Notes
           8.00% due 06/01/36....................    102,000    106,571
          PAETEC Holding Corp.
           Senior Sec. Notes
           8.88% due 06/30/17*...................    800,000    796,000
          PAETEC Holding Corp.
           Company Guar. Notes
           9.50% due 07/15/15....................  1,917,000  1,739,677

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       Telecom Services (continued)
         Qwest Corp.
          Senior Notes
          8.38% due 05/01/16*...................... $  225,000 $  232,875
         Qwest Corp.
          Senior Notes
          8.88% due 03/15/12.......................    725,000    763,063
         SBA Telecommunications, Inc.
          Company Guar. Notes
          8.25% due 08/15/19*......................    875,000    901,250
                                                               ----------
                                                                5,283,786
                                                               ----------
       Telephone-Integrated -- 2.3%
         AT&T, Inc.
          Senior Notes
          5.63% due 06/15/16.......................    235,000    252,803
         BellSouth Corp.
          Senior Notes
          6.88% due 10/15/31.......................    240,000    262,400
         CenturyTel, Inc.
          Senior Notes
          7.60% due 09/15/39.......................    453,000    451,429
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23.......................     25,000     20,125
         Frontier Communications Corp.
          Senior Notes
          8.13% due 10/01/18.......................  1,100,000  1,106,875
         Level 3 Financing, Inc.
          Company Guar. Notes
          8.75% due 02/15/17.......................  1,317,000  1,093,110
         Level 3 Financing, Inc.
          Senior Notes
          12.25% due 03/15/13......................  2,043,000  2,063,430
         Pacific Bell Telephone Co.
          Company Guar. Notes
          7.13% due 03/15/26.......................    570,000    636,482
         Qwest Capital Funding, Inc.
          Notes
          7.25% due 02/15/11.......................    700,000    700,000
         Qwest Communications International, Inc.
          Company Guar. Notes
          7.50% due 02/15/14.......................    351,000    346,613
         Qwest Communications International, Inc.
          Company Guar. Notes, Series B
          7.50% due 02/15/14.......................    535,000    528,312
         Qwest Communications International, Inc.
          Company Guar. Notes
          8.00% due 10/01/15*......................    275,000    274,656
         Sprint Capital Corp.
          Company Guar. Notes
          6.88% due 11/15/28.......................  5,700,000  4,759,500
         Valor Telecommunications Enterprises LLC
          Company Guar. Notes
          7.75% due 02/15/15.......................    325,000    333,125
         Verizon Pennsylvania, Inc.
          Senior Notes
          8.35% due 12/15/30.......................    250,000    290,050

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        U.S. CORPORATE BONDS & NOTES (continued)
        Telephone-Integrated (continued)
          Verizon Virginia, Inc.
           Senior Notes
           4.63% due 03/15/13.................... $  250,000 $   259,706
          Windstream Corp.
           Senior Notes
           7.88% due 11/01/17*...................    350,000     348,250
                                                             -----------
                                                              13,726,866
                                                             -----------
        Television -- 0.2%
          Allbritton Communications Co.
           Senior Sub. Notes
           7.75% due 12/15/12....................  1,292,000   1,214,480
          Bonten Media Acquisition Co.
           Company Guar. Notes
           9.75% due 06/01/15*(9)................    186,677      61,136
          Paxson Communications Corp.
           Senior Sec. Notes
           7.38% due 01/15/13*+(8)(9)(12)........  1,849,114      23,114
          Young Broadcasting, Inc.
           Senior Sub. Notes
           8.75% due 01/15/14+(8)(12)............    380,000         475
          Young Broadcasting, Inc.
           Company Guar. Notes
           10.00% due 03/01/11+(8)(12)...........  1,075,000       1,344
                                                             -----------
                                                               1,300,549
                                                             -----------
        Textile-Home Furnishings -- 0.0%
          Mohawk Industries, Inc.
           Senior Notes
           7.20% due 04/15/12....................    240,000     248,808
                                                             -----------
        Theaters -- 0.2%
          AMC Entertainment, Inc.
           Senior Sub. Notes
           8.00% due 03/01/14....................    599,000     578,035
          AMC Entertainment, Inc.
           Senior Notes
           8.75% due 06/01/19....................    700,000     722,750
                                                             -----------
                                                               1,300,785
                                                             -----------
        Transactional Software -- 0.3%
          Open Solutions, Inc.
           Company Guar. Notes
           9.75% due 02/01/15*...................  2,175,000   1,503,469
                                                             -----------
        Transport-Air Freight -- 0.5%
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1991-1, Class A-2
           6.88% due 01/02/11....................    159,581     146,814
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1991-1, Class A-1
           7.20% due 01/02/19....................  1,420,271   1,107,811
          Atlas Air, Inc.
           Pass Through Certs.
           Series 1991-1, Class B
           7.63% due 01/02/15....................     43,718      32,788

                                                              Market
                                                Principal     Value
                 Security Description           Amount**     (Note 2)
         --------------------------------------------------------------
         Transport-Air Freight (continued)
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/20................. $  422,707 $    304,349
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class
            C 8.77% due 01/02/11...............     62,428       43,700
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class B
            9.06% due 07/02/17.................  1,234,148    1,098,392
                                                           ------------
                                                              2,733,854
                                                           ------------
         Transport-Equipment & Leasing -- 0.1%
           GATX Corp.
            Notes
            4.75% due 10/01/12.................    332,000      334,018
                                                           ------------
         Transport-Rail -- 0.2%
           CSX Corp.
            Senior Notes
            6.15% due 05/01/37.................    240,000      254,219
           CSX Corp.
            Senior Notes
            7.90% due 05/01/17.................    387,000      457,627
           Union Pacific Corp.
            Senior Notes
            5.75% due 11/15/17.................    604,000      647,491
                                                           ------------
                                                              1,359,337
                                                           ------------
         Transport-Services -- 0.2%
           Bristow Group, Inc.
            Senior Notes
            7.50% due 09/15/17.................    699,000      664,050
           PHI, Inc.
            Company Guar. Notes
            7.13% due 04/15/13.................    385,000      361,419
                                                           ------------
                                                              1,025,469
                                                           ------------
         Wireless Equipment -- 0.1%
           CC Holdings GS V LLC/Crown Castle
            GS III Corp.
            Senior Notes
            7.75% due 05/01/17*................    325,000      336,375
                                                           ------------
         Total U.S. CORPORATE BONDS & NOTES
            (cost $271,004,233)................             267,259,971
                                                           ------------
         FOREIGN CORPORATE BONDS & NOTES -- 7.1%
         Auto-Heavy Duty Trucks -- 0.0%
           Volvo Treasury AB
            Notes
            5.95% due 04/01/15*................    220,000      219,795
                                                           ------------
         Banks-Commercial -- 0.6%
           Barclays Bank PLC
            Senior Notes
            5.00% due 09/22/16.................    200,000      202,554

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                    Market
                                                       Principal    Value
                 Security Description                  Amount**    (Note 2)
   ------------------------------------------------------------------------
   FOREIGN CORPORATE BONDS & NOTES (continued)
   Banks-Commercial (continued)
     Barclays Bank PLC
      Jr. Sub. Notes
      5.93% due 12/15/16*(3)(7)....................... $  630,000 $  466,200
     Caisse Nationale des Caisses d'Epargne et
      de Prevoyance
      Senior Notes
      3.82% due 12/30/09(3)(7)........................    141,000     86,010
     Lloyds Banking Group PLC
      Jr. Sub. Notes
      5.92% due 10/01/15*(3)(7).......................    320,000    182,400
     Rabobank Nederland NV
      Senior Notes
      4.20% due 05/13/14*.............................    500,000    520,804
     Standard Chartered PLC
      Senior Notes
      5.50% due 11/18/14*.............................    400,000    430,956
     Svenska Handelsbanken AB
      Senior Notes
      4.88% due 06/10/14*.............................    355,000    371,360
     Westpac Banking Corp.
      Sub. Notes
      1.91% due 03/31/10(3)(7)........................  1,050,000    630,000
     Westpac Banking Corp.
      Senior Notes
      4.20% due 02/27/15..............................    200,000    203,276
     Woori Bank
      Notes
      7.00% due 02/02/15*.............................    500,000    539,179
                                                                  ----------
                                                                   3,632,739
                                                                  ----------
   Banks-Money Center -- 0.1%
     Bank of Scotland PLC
      Senior Sub. Notes
      1.50% due 11/30/09(3)(7)........................    850,000    390,613
     KBC Internationale Financieringsmaatschappij NV
      Bank Guar. Notes
      6.00% due 02/07/25(3)...........................    263,000    171,996
                                                                  ----------
                                                                     562,609
                                                                  ----------
   Building Products-Cement -- 0.1%
     Holcim Capital Corp., Ltd.
      Company Guar. Notes
      6.88% due 09/29/39*.............................    276,000    284,422
                                                                  ----------
   Building-Residential/Commercial -- 0.1%
     Corporacion GEO SAB de CV
      Company Guar. Notes
      8.88% due 09/25/14*.............................    510,000    535,500
                                                                  ----------
   Cellular Telecom -- 0.2%
     VIP Finance Ireland Ltd.
      Notes
      9.13% due 04/30/18..............................    250,000    262,500
     Vodafone Group PLC
      Senior Notes
      4.15% due 06/10/14..............................    112,000    115,016
     Vodafone Group PLC
      Senior Notes
      5.38% due 01/30/15..............................    129,000    138,246

                                                                 Market
                                                     Principal   Value
                   Security Description              Amount**   (Note 2)
       ------------------------------------------------------------------
       Cellular Telecom (continued)
         Vodafone Group PLC
          Senior Notes
          5.45% due 06/10/19........................ $443,000  $  461,258
                                                               ----------
                                                                  977,020
                                                               ----------
       Containers-Metal/Glass -- 0.1%
         Rexam PLC
          Senior Notes
          6.75% due 06/01/13*.......................  430,000     451,012
                                                               ----------
       Diversified Banking Institutions -- 0.1%
         Credit Agricole SA
          Jr. Sub. Notes
          6.64% due 05/31/17*(3)(7).................  494,000     350,740
         Natixis
          Sub. Notes
          0.76% due 01/15/19(3).....................  150,000     128,466
                                                               ----------
                                                                  479,206
                                                               ----------
       Diversified Financial Services -- 0.1%
         TNK-BP Finance SA
          Company Guar. Notes
          7.88% due 03/13/18........................  360,000     353,700
                                                               ----------
       Diversified Manufacturing Operations -- 0.1%
         Bombardier, Inc.
          Senior Notes
          8.00% due 11/15/14*.......................  610,000     625,250
                                                               ----------
       Diversified Minerals -- 0.3%
         Teck Resources, Ltd.
          Senior Sec. Notes
          10.25% due 05/15/16.......................  950,000   1,073,500
         Teck Resources, Ltd.
          Senior Sec. Notes
          10.75% due 05/15/19.......................  625,000     726,562
         Vale Overseas, Ltd.
          Company Guar. Notes
          5.63% due 09/15/19........................  132,000     134,268
                                                               ----------
                                                                1,934,330
                                                               ----------
       Electric-Integrated -- 0.6%
         EDP Finance BV
          Senior Notes
          4.90% due 10/01/19*.......................  446,000     448,196
         Electricite de France
          Notes
          6.50% due 01/26/19*.......................  779,000     892,590
         Electricite de France
          Notes
          6.95% due 01/26/39*.......................  475,000     588,504
         Empresas Publicas de Medellin E.S.P.
          Senior Notes
          7.63% due 07/29/19*.......................  345,000     373,463
         Enel Finance International SA
          Company Guar. Notes
          5.13% due 10/07/19*.......................  490,000     487,844
         Enel Finance International SA
          Company Guar. Notes
          6.00% due 10/07/39*.......................  715,000     711,160
                                                               ----------
                                                                3,501,757
                                                               ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Finance-Investment Banker/Broker -- 0.1%
          Macquarie Group, Ltd.
           Notes
           7.30% due 08/01/14*................... $  380,000 $  405,445
                                                             ----------
        Finance-Other Services -- 0.2%
          BP Capital Markets PLC
           Company Guar. Notes
           3.88% due 03/10/15....................    600,000    619,836
          Iberdrola Finance Ireland, Ltd.
           Company Guar. Notes
           5.00% due 09/11/19*...................    243,000    244,714
                                                             ----------
                                                                864,550
                                                             ----------
        Food-Meat Products -- 0.2%
          JBS SA
           Company Guar. Notes
           9.38% due 02/07/11....................    591,000    605,775
          JBS SA
           Senior Notes
           10.50% due 08/04/16*..................    525,000    546,000
                                                             ----------
                                                              1,151,775
                                                             ----------
        Independent Power Producers -- 0.0%
          AES Drax Energy, Ltd.
           Sec. Notes
           11.50% due 08/30/10+(6)(8)(15)........    725,000        725
                                                             ----------
        Insurance-Multi-line -- 0.1%
          Aegon NV
           Senior Notes
           3.60% due 07/14/14(3)(7)..............    111,000     52,004
          XL Capital, Ltd.
           Senior Notes
           5.25% due 09/15/14....................    488,000    479,054
          XL Capital, Ltd.
           Senior Notes
           6.38% due 11/15/24....................    318,000    256,789
                                                             ----------
                                                                787,847
                                                             ----------
        Investment Companies -- 0.0%
          Xstrata Finance Canada, Ltd.
           Company Guar. Notes
           6.90% due 11/15/37*...................    266,000    250,359
                                                             ----------
        Medical Products -- 0.2%
          Angiotech Pharmaceuticals, Inc.
           Company Guar. Notes
           4.11% due 12/01/13(3).................  1,410,000  1,191,450
                                                             ----------
        Metal-Diversified -- 0.0%
          Noranda, Inc.
           Notes
           6.00% due 10/15/15....................    263,000    267,374
                                                             ----------
        Multimedia -- 0.1%
          Quebecor Media, Inc.
           Senior Notes
           7.75% due 03/15/16....................    375,000    371,250
                                                             ----------

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     Oil Companies-Exploration & Production -- 0.7%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13.......................... $  965,000 $  728,575
       KazMunaiGaz Finance Sub BV
        Company Guar. Notes
        11.75% due 01/23/15*........................    400,000    473,000
       Nexen, Inc.
        Senior Notes
        5.88% due 03/10/35..........................    760,000    696,057
       Nexen, Inc.
        Bonds
        6.40% due 05/15/37..........................    235,000    228,781
       OPTI Canada, Inc.
        Senior Sec. Notes
        7.88% due 12/15/14..........................  2,230,000  1,705,950
       Talisman Energy, Inc.
        Senior Notes
        7.75% due 06/01/19..........................    440,000    517,363
                                                                ----------
                                                                 4,349,726
                                                                ----------
     Oil Companies-Integrated -- 0.2%
       Ecopetrol SA
        Notes
        7.63% due 07/23/19*.........................    325,000    355,875
       Petroleum Co. of Trinidad & Tobago, Ltd.
        Senior Notes
        9.75% due 08/14/19*.........................    510,000    577,575
       Total Capital SA
        Company Guar. Notes
        3.13% due 10/02/15..........................    400,000    398,410
                                                                ----------
                                                                 1,331,860
                                                                ----------
     Oil-Field Services -- 0.2%
       North American Energy Partners, Inc.
        Senior Notes
        8.75% due 12/01/11..........................  1,160,000  1,136,800
                                                                ----------
     Paper & Related Products -- 0.1%
       PE Paper Escrow GmbH
        Senior Sec. Notes
        12.00% due 08/01/14*........................    475,000    507,505
                                                                ----------
     Pipelines -- 0.0%
       Kinder Morgan Finance Co. ULC
        Company Guar. Notes
        5.70% due 01/05/16..........................    183,000    174,308
                                                                ----------
     Printing-Commercial -- 0.0%
       Quebecor World Capital Corp.
        Bonds
        6.50% due 08/01/27+(5)(8)(15)...............  1,640,000          0
                                                                ----------
     Real Estate Operations & Development -- 0.0%
       Atlantic Finance Ltd.
        Notes
        8.75% due 05/27/14*.........................    190,000    188,881
                                                                ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                Market
                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
       ----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Satellite Telecom -- 0.6%
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.50% due 02/01/15(4)................... $1,075,000 $1,072,313
         Intelsat Subsidiary Holding Co., Ltd.
          Company Guar. Notes
          8.50% due 01/15/13......................  1,324,000  1,340,550
         Intelsat Subsidiary Holding Co., Ltd.
          Company Guar. Notes
          8.88% due 01/15/15......................  1,335,000  1,358,362
                                                              ----------
                                                               3,771,225
                                                              ----------
       Special Purpose Entities -- 0.2%
         CCL Finance, Ltd.
          Company Guar. Notes
          9.50% due 08/15/14*.....................    415,000    440,938
         Grupo Petrotemex SA de CV
          Senior Notes
          9.50% due 08/19/14*.....................    215,000    221,450
         Hellas Telecommunications
          Luxembourg II
          Sub. Notes
          6.26% due 01/15/15*(3)(25)..............  1,330,000    206,150
         SMFG Preferred Capital, Ltd.
          Sub. Notes
          6.08% due 01/25/17*(3)(7)...............    373,000    325,804
                                                              ----------
                                                               1,194,342
                                                              ----------
       Steel-Producers -- 0.1%
         ArcelorMittal
          Senior Notes
          6.13% due 06/01/18......................    168,000    165,506
         Evraz Group SA
          Notes
          8.88% due 04/24/13......................    530,000    511,450
                                                              ----------
                                                                 676,956
                                                              ----------
       SupraNational -- 0.1%
         Eurasian Development Bank
          Senior Notes
          7.38% due 09/29/14*.....................    425,000    438,812
                                                              ----------
       Telecom Services -- 0.8%
         Alestra SA
          Senior Notes
          11.75% due 08/11/14*....................    210,000    232,285
         Global Crossing UK Finance PLC
          Company Guar. Notes
          10.75% due 12/15/14.....................  1,363,000  1,288,035
         Wind Acquisition Finance SA
          Company Guar. Bonds
          10.75% due 12/01/15*....................    394,000    433,400
         Wind Acquisition Finance SA
          Senior Notes
          11.75% due 07/15/17*....................  2,250,000  2,536,875
                                                              ----------
                                                               4,490,595
                                                              ----------

                                                                Market
                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
         ----------------------------------------------------------------
         Telephone-Integrated -- 0.5%
           Axtel SAB de CV
            Company Guar. Notes
            7.63% due 02/01/17................... $  157,000  $   150,720
           Telecom Italia Capital SA
            Company Guar. Notes
            4.95% due 09/30/14...................  2,007,000    2,076,810
           Telefonica Emisiones SAU
            Company Guar. Notes
            5.88% due 07/15/19...................    400,000      434,606
                                                              -----------
                                                                2,662,136
                                                              -----------
         Transport-Marine -- 0.0%
           BW Group, Ltd.
            Notes
            6.63% due 06/28/17...................    250,000      222,500
                                                              -----------
         Transport-Rail -- 0.2%
           Canadian National Railway Co.
            Senior Notes
            6.38% due 10/15/11...................    750,000      822,277
           Canadian Pacific Railway Co.
            Notes
            6.50% due 05/15/18...................    350,000      381,009
                                                              -----------
                                                                1,203,286
                                                              -----------
         Warehousing & Harbor Transportation Services -- 0.1%
           DP World, Ltd.
            Notes
            6.85% due 07/02/37...................    430,000      379,174
                                                              -----------
         Total Foreign Corporate Bonds & Notes
            (cost $40,970,357)...................              41,576,221
                                                              -----------
         FOREIGN GOVERNMENT AGENCIES -- 23.7%
         Regional Authority -- 0.2%
           Emirate of Abu Dhabi
            Notes
            6.75% due 04/08/19*..................    400,000      446,714
           Emirate of Abu Dhabi
            Notes
            6.75% due 04/08/19...................    450,000      502,875
                                                              -----------
                                                                  949,589
                                                              -----------
         Sovereign -- 23.5%
           Federal Republic of Brazil
            Bonds
            5.63% due 01/07/41...................  1,025,000      999,355
           Federal Republic of Brazil
            Notes
            5.88% due 01/15/19...................    880,000      946,000
           Federal Republic of Brazil
            Bonds
            6.00% due 01/17/17...................  1,090,000    1,179,380
           Federal Republic of Brazil
            Bonds
            7.13% due 01/20/37...................    310,000      369,675

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                  Market
                                                Principal         Value
              Security Description               Amount**        (Note 2)
          ----------------------------------------------------
          FOREIGN GOVERNMENT AGENCIES (continued)
          Sovereign (continued)
            Federal Republic of Brazil
             Notes
             8.00% due 01/15/18.............       $  2,266,667 $2,624,800
            Federal Republic of Brazil
             Bonds
             8.25% due 01/20/34.............          1,695,000  2,234,858
            Federal Republic of Brazil
             Notes
             8.75% due 02/04/25.............          1,495,000  1,973,400
            Federal Republic of Brazil
             Bonds
             8.88% due 10/14/19.............          1,140,000  1,479,150
            Federal Republic of Brazil
             Notes
             11.00% due 08/17/40............          1,894,000  2,547,430
            Federal Republic of Germany
             Bonds
             4.25% due 07/04/39............. EUR        865,000  1,334,568
            Federal Republic of Germany
             Bonds
             4.50% due 01/04/13.............          1,245,000  1,967,364
            Government of Australia
             Bonds
             6.00% due 02/15/17............. AUD      3,245,000  2,981,771
            Government of Australia
             Bonds
             6.25% due 06/15/14.............          4,470,000  4,112,331
            Government of Australia
             Bonds
             6.50% due 05/15/13.............          3,700,000  3,413,931
            Government of Canada
             Notes
             3.00% due 06/01/14............. CAD      2,350,000  2,245,324
            Government of Canada
             Bonds
             3.75% due 06/01/12.............          3,935,000  3,867,778
            Government of Canada
             Notes
             4.25% due 06/01/18.............          2,650,000  2,678,712
            Government of Japan
             Bonds
             1.30% due 06/20/12............. JPY    339,500,000  3,882,925
            Government of Japan
             Bonds
             1.40% due 12/20/15.............        347,600,000  4,025,248
            Government of Japan
             Bonds
             1.70% due 09/20/17.............        309,000,000  3,631,866
            Government of Japan
             Bonds
             2.10% due 03/20/27.............        114,000,000  1,298,082
            Government of Netherlands
             Bonds
             3.25% due 07/15/15............. EUR        632,000    947,310
            Kingdom of Norway
             Bonds
             5.00% due 05/15/15............. NOK     24,845,000  4,571,009

                                                           Market
                                           Principal       Value
               Security Description         Amount**      (Note 2)
            ------------------------------------------------------
            Sovereign (continued)
              Kingdom of Norway
               Bonds
               6.50% due 05/15/13....... NOK  22,060,000 $4,206,906
              Kingdom of Spain
               Bonds
               3.15% due 01/31/16....... EUR   1,430,000  2,098,741
              Kingdom of Sweden
               Bonds
               4.00% due 12/01/09....... SEK  13,930,000  2,010,067
              Kingdom of Sweden
               Bonds
               4.50% due 08/12/15.......      35,360,000  5,488,767
              Kingdom of Sweden
               Bonds
               5.50% due 10/08/12.......      24,500,000  3,861,956
              Perusahaan Penerbit SBSN
               Notes
               8.80% due 04/23/14*......         220,000    251,350
              Republic of Argentina
               Notes
               5.25% due 12/31/38(4)....       2,269,761    760,370
              Republic of Argentina
               Bonds
               5.77% due 12/31/33.......       1,589,026  1,072,592
              Republic of Colombia
               Notes
               7.38% due 01/27/17.......         450,000    515,700
              Republic of Colombia
               Notes
               7.38% due 03/18/19.......         613,000    700,966
              Republic of Colombia
               Bonds
               7.38% due 09/18/37.......       1,395,000  1,576,350
              Republic of Colombia
               Bonds
               8.13% due 05/21/24.......         360,000    432,000
              Republic of Georgia
               Bonds
               7.50% due 04/15/13.......       2,280,000  2,245,800
              Republic of Greece
               Bonds
               6.00% due 07/19/19....... EUR   1,960,000  3,195,680
              Republic of Indonesia
               Bonds
               6.63% due 02/17/37.......       1,090,000  1,063,537
              Republic of Indonesia
               Senior Bonds
               8.50% due 10/12/35.......       1,120,000  1,349,600
              Republic of Italy
               Bonds
               4.75% due 02/01/13....... EUR   1,310,000  2,065,918
              Republic of Panama
               Bonds
               6.70% due 01/26/36.......         860,000    950,300
              Republic of Peru
               Bonds
               6.55% due 03/14/37.......          90,000     97,650

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         --------------------------------------------------------------
         FOREIGN GOVERNMENT AGENCIES (continued)
         Sovereign (continued)
           Republic of Peru
            Notes
            7.35% due 07/21/25................... $  926,000 $1,081,105
           Republic of Peru
            Bonds
            8.75% due 11/21/33...................    720,000    961,200
           Republic of Philippines
            Bonds
            7.75% due 01/14/31...................  1,000,000  1,136,250
           Republic of Philippines
            Bonds
            8.38% due 06/17/19...................  2,085,000  2,538,487
           Republic of Philippines
            Senior Notes
            9.50% due 02/02/30...................    540,000    716,850
           Republic of Philippines
            Notes
            10.63% due 03/16/25..................    895,000  1,256,356
           Republic of Poland
            Bonds
            6.38% due 07/15/19...................    898,000  1,008,831
           Republic of South Africa
            Bonds
            6.88% due 05/27/19...................    858,000    956,670
           Republic of South Korea
            Bonds
            7.13% due 04/16/19...................  1,330,000  1,559,922
           Republic of the Philippines
            Bonds
            6.50% due 01/20/20...................  1,060,000  1,135,525
           Republic of Turkey
            Notes
            6.88% due 03/17/36...................    900,000    900,000
           Republic of Turkey
            Bonds
            7.00% due 09/26/16...................    630,000    678,069
           Republic of Turkey
            Notes
            7.00% due 06/05/20...................    970,000  1,030,625
           Republic of Turkey
            Notes
            7.38% due 02/05/25...................  1,580,000  1,716,354
           Republic of Turkey
            Bonds
            7.50% due 11/07/19...................  1,250,000  1,378,125
           Republic of Turkey
            Notes
            8.00% due 02/14/34...................    611,000    694,279
           Republic of Turkey
            Notes
            9.50% due 01/15/14...................    795,000    933,171
           Republic of Turkey
            Senior Bonds
            11.88% due 01/15/30..................  1,170,000  1,886,625
           Republic of Uruguay
            Bonds
            6.88% due 09/28/25...................    370,000    379,435

                                                            Market
                                              Principal     Value
                 Security Description         Amount**     (Note 2)
           ----------------------------------------------------------
           Sovereign (continued)
             Republic of Uruguay
              Notes
              7.63% due 03/21/36............. $  390,000 $    411,450
             Republic of Uruguay
              Bonds
              8.00% due 11/18/22.............    960,000    1,075,200
             Republic of Venezuela
              Bonds
              5.75% due 02/26/16.............    735,000      540,225
             Republic of Venezuela
              Bonds
              7.65% due 04/21/25.............    490,000      324,625
             Republic of Venezuela
              Notes
              8.50% due 10/08/14.............    540,000      480,600
             Republic of Venezuela
              Bonds
              9.00% due 05/07/23.............  1,100,000      825,000
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27.............  2,810,000    2,262,050
             Republic of Venezuela
              Bonds
              9.25% due 05/07/28.............    700,000      532,700
             Republic of Venezuela
              Bonds
              9.38% due 01/13/34.............    510,000      392,700
             Russian Federation
              Senior Bonds
              7.50% due 03/31/30(4)..........  8,425,920    9,147,179
             Russian Federation
              Notes
              12.75% due 06/24/28............    340,000      566,134
             United Mexican States
              Notes
              5.63% due 01/15/17.............  1,760,000    1,826,880
             United Mexican States
              Notes
              5.95% due 03/19/19.............  4,014,000    4,214,700
             United Mexican States
              Notes
              6.05% due 01/11/40.............    600,000      598,500
             United Mexican States
              Notes
              6.75% due 09/27/34.............    995,000    1,094,500
             United Mexican States
              Bonds
              7.50% due 04/08/33.............    840,000      997,500
             United Mexican States
              Bonds
              8.30% due 08/15/31.............  1,070,000    1,369,600
                                                         ------------
                                                          137,863,939
                                                         ------------
           Total Foreign Government Agencies
              (cost $126,391,030)............             138,813,528
                                                         ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                              Market
                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          ------------------------------------------------------------
          FOREIGN GOVERNMENT TREASURIES -- 1.3%
          Sovereign -- 1.3%
            United Kingdom Gilt Treasury
             Bonds
             4.50% due 03/07/13................. $1,100,000 $1,890,376
            New South Wales Treasury Corp.
             Local Government Guar. Bonds
             6.00% due 05/01/12.................  3,148,000  2,831,822
            Queensland Treasury Corp.
             Government Guar. Notes
             5.50% due 05/14/10.................    350,000    311,934
            United Kingdom Gilt Treasury
             Bonds
             5.00% due 03/07/18.................  1,250,000  2,235,814
                                                            ----------
          Total Foreign Government Treasuries
             (cost $7,091,637)..................             7,269,946
                                                            ----------
          LOANS(16)(17) -- 0.7%
          Casino Services -- 0.1%
            Holding Gaming Borrower LP
             Tranche B1
             9.25% due 02/19/13(6)(22)..........      2,500      2,312
            Holding Gaming Borrower LP
             9.25% due 02/19/13(6)(22)..........    497,500    460,188
                                                            ----------
                                                               462,500
                                                            ----------
          Gambling (Non-Hotel) -- 0.2%
            Greektown Holdings
             Delayed Draw
             11.75% due 09/09/13(6)(8)(22)......  1,030,542  1,036,983
                                                            ----------
          Medical-Drugs -- 0.2%
            Triax Pharmaceuticals LLC
             16.50% due 08/30/11(5)(6)(18)(22)..  1,584,627  1,442,011
                                                            ----------
          Medical-Hospitals -- 0.2%
            Capella Healthcare, Inc.
             13.00% due 02/29/16(6)(22).........  1,000,000  1,000,000
                                                            ----------
          Total Loans
             (cost $3,830,397)..................             3,941,494
                                                            ----------
          U.S. GOVERNMENT AGENCIES -- 12.7%
          Federal Home Loan Mtg. Corp. -- 7.6%
             4.13% due 07/12/10.................    300,000    308,751
             4.50% due 02/01/20.................    139,017    145,549
             4.50% due 08/01/20.................    243,992    255,455
             4.50% due 01/01/39.................    735,804    745,458
             5.00% due 09/01/18.................    324,275    345,226
             5.00% due 07/01/20.................    508,126    537,780
             5.00% due 01/01/24.................    944,414    992,540
             5.00% due 02/01/34.................    341,032    354,155
             5.00% due 03/01/34.................  2,572,737  2,670,126
             5.00% due 05/01/34.................    223,209    231,658
             5.00% due 02/01/35.................    489,070    507,583
             5.00% due 07/01/35.................    811,802    841,772
             5.00% due 08/01/35.................    746,785    774,354
             5.00% due 10/01/35.................  1,015,243  1,052,722
             5.00% due 04/01/36.................    422,858    438,468
             5.00% due 05/01/36.................    277,030    286,868
             5.00% due 08/01/36.................    349,323    361,728
             5.00% due 11/01/37.................  1,453,845  1,504,564
             5.33% due 12/01/35(3)..............    310,252    325,937
             5.48% due 03/01/36(3)..............    170,463    178,750

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        Federal Home Loan Mtg. Corp. (continued)
           5.50% due 05/01/37.................... $1,347,982 $ 1,412,924
           5.50% due 06/01/37....................    328,817     344,658
           5.50% due 09/01/37....................  1,082,699   1,134,860
           5.50% due 10/01/37....................  4,254,701   4,459,680
           5.50% due 11/01/37....................  1,367,459   1,433,340
           5.50% due 12/01/37....................  1,049,090   1,099,633
           5.50% due 01/01/38....................  2,618,312   2,746,500
           5.50% due 02/01/38....................    814,714     853,964
           5.50% due 07/01/38....................    696,484     730,038
           5.81% due 01/01/37(3).................    127,011     134,127
           5.95% due 10/01/36(3).................    759,174     803,216
           6.00% due 10/01/37....................  1,209,556   1,279,559
           6.00% due 12/01/37....................  3,090,014   3,268,849
           6.14% due 09/01/36(3).................    247,276     262,523
           6.50% due 05/01/29....................      4,555       4,910
           6.50% due 02/01/35....................    158,729     170,094
           6.50% due 11/01/37....................  5,232,264   5,584,548
           6.88% due 09/15/10....................    156,000     165,406
           7.00% due 06/01/29....................     13,010      14,307
          Federal Home Loan Mtg. Corp. REMIC
           Series 3317, Class PD
           5.00% due 09/15/31(1).................    935,000     986,194
           Series 3116, Class PD.................
           5.00% due 10/15/34(1).................  3,000,000   3,160,064
           Series 3349, Class HB.................
           5.50% due 06/15/31(1).................  1,724,000   1,824,713
           Series 41, Class F....................
           10.00% due 05/15/20(1)................     10,005      10,768
           Series 1103, Class N..................
           11.57% due 06/15/21(1)(19)............      5,734       1,302
                                                             -----------
                                                              44,745,621
                                                             -----------
        Federal National Mtg. Assoc. -- 4.8%
           2.50% due 04/09/10....................    500,000     505,733
           4.45% due 02/01/34(3).................    304,851     316,723
           4.50% due 06/01/19....................    373,039     392,897
           4.50% due 11/01/22....................    703,192     736,669
           4.50% due 06/01/23....................    826,817     857,912
           4.50% due 01/01/39....................  3,570,493   3,621,804
           4.75% due 12/15/10....................    375,000     393,885
           4.77% due 10/01/35(3).................    135,347     140,427
           4.86% due 01/01/35(3).................    682,600     705,327
           5.00% due 03/15/16....................    407,000     449,495
           5.00% due 06/01/19....................    176,423     186,995
           5.00% due 01/01/23....................    154,410     162,134
           5.00% due 03/01/34....................    221,339     229,579
           5.00% due 05/01/35....................    110,827     114,884
           5.00% due 10/01/35....................     46,983      48,703
           5.00% due 02/01/37....................    219,553     227,215
           5.00% due 04/01/37....................  1,583,876   1,638,635
           5.00% due 05/01/37....................    307,335     317,959
           5.00% due 06/01/37....................     19,904      20,592
           5.00% due 07/01/37....................    229,133     237,055
           5.00% due 05/01/38....................  2,400,987   2,483,861
           5.38% due 01/01/37(3).................  2,941,730   3,068,572
           5.50% due 11/01/19....................  1,012,603   1,081,191
           5.50% due 08/01/20....................    248,896     264,744
           5.50% due 11/01/22....................    519,732     550,469
           5.50% due 08/01/23....................    417,702     442,382

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                               Market
                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal National Mtg. Assoc. (continued)
           5.50% due 01/01/29.................... $    6,133 $     6,485
           5.50% due 02/01/35....................    406,613     427,029
           5.50% due 12/01/35....................    560,096     588,218
           5.50% due 02/01/36(3).................    228,793     240,591
           5.50% due 12/01/36....................    506,811     531,544
           5.50% due 04/01/37....................    302,436     316,959
           5.50% due 03/01/38....................     36,513      38,250
           6.00% due 02/01/32....................     81,577      86,935
           6.00% due 05/01/34....................     14,799      15,725
           6.00% due 10/01/34....................    391,247     415,724
           6.00% due 06/01/35....................    108,875     115,414
           6.00% due 07/01/37....................  4,305,606   4,552,102
           6.00% due 08/01/37....................    216,293     228,676
           6.00% due 10/01/37....................    467,139     493,883
           6.50% due 02/01/35....................     42,694      45,778
           7.50% due 01/01/30....................      9,919      11,111
           7.50% due 09/01/30....................      3,319       3,718
           8.00% due 11/01/28....................     16,888      19,108
           13.00% due 11/01/15...................      2,161       2,377
          Federal National Mtg. Assoc. REMIC
           Series 2005-12, Class BE
           5.00% due 11/25/30(1).................    900,000     950,491
           Series 1989-2, Class D
           8.80% due 01/25/19(1).................     28,248      30,789
           Series 1989-17, Class E
           10.40% due 04/25/19(1)................      2,791       3,080
                                                             -----------
                                                              28,319,829
                                                             -----------
        Government National Mtg. Assoc. -- 0.3%
           6.00% due 09/15/38....................  1,359,859   1,438,476
           7.50% due 07/15/27....................      9,389      10,514
           7.50% due 10/15/27....................     59,774      66,933
                                                             -----------
                                                               1,515,923
                                                             -----------
        Total U.S. Government Agencies
           (cost $71,155,273)....................             74,581,373
                                                             -----------
        U.S. GOVERNMENT TREASURIES -- 1.4%
        United States Treasury Bonds -- 0.9%
           3.63% due 04/15/28 TIPS...............  1,278,269   1,580,260
           4.25% due 05/15/39....................    459,000     474,850
           4.38% due 02/15/38....................    598,000     629,956
           4.50% due 05/15/38....................    775,000     833,973
           4.75% due 02/15/37....................    350,000     390,523
           5.25% due 11/15/28....................    719,000     834,714
           6.25% due 08/15/23....................    166,000     208,071
           8.13% due 08/15/19....................    271,000     377,621
                                                             -----------
                                                               5,329,968
                                                             -----------
        United States Treasury Notes -- 0.5%
           1.88% due 06/15/12....................    500,000     507,812
           2.63% due 06/30/14....................    573,000     583,206
           2.75% due 02/15/19....................    190,000     181,316
           3.00% due 08/31/16....................    195,000     196,158
           3.13% due 05/15/19....................    342,000     336,523
           3.38% due 07/31/13....................    130,000     137,698
           3.63% due 08/15/19....................    396,000     406,457

                                                     Principal   Market
                                                     Amount**    Value
                  Security Description                /Shares   (Note 2)
      -------------------------------------------------------------------
      United States Treasury Notes (continued)
         3.75% due 11/15/18......................... $331,000  $  342,508
         3.88% due 09/15/10.........................    7,000       7,231
         3.88% due 05/15/18.........................  162,000     169,784
         4.25% due 08/15/15.........................  198,000     215,634
         4.38% due 12/15/10.........................    1,000       1,047
                                                               ----------
                                                                3,085,374
                                                               ----------
      Total U.S. Government Treasuries
         (cost $8,716,899)..........................            8,415,342
                                                               ----------
      COMMON STOCK -- 0.5%
      Energy-Alternate Sources -- 0.0%
        VeraSun Energy Corp.(5)(6)..................  135,000           0
                                                               ----------
      Food-Misc. -- 0.1%
        Wornick Co.(5)(6)(22).......................    4,592     229,600
                                                               ----------
      Gambling (Non-Hotel) -- 0.0%
        Shreveport Gaming Holdings, Inc.+(5)(6)(22).    2,441      36,993
                                                               ----------
      Independent Power Producers -- 0.0%
        Mirant Corp.+...............................    1,929      31,694
                                                               ----------
      Medical-Drugs -- 0.0%
        Triax Pharmaceuticals LLC+(5)(6)(20)(22)....  128,418       1,284
                                                               ----------
      Medical-Outpatient/Home Medical -- 0.0%
        Critical Care Systems International,
         Inc.+(5)(6)(22)............................    4,107         856
                                                               ----------
      Oil Companies-Exploration & Production -- 0.4%
        Energy Partners, Ltd.+......................   95,123     709,617
        EXCO Resources, Inc.........................   77,474   1,447,989
        MXEnergy Holdings, Inc.(5)(6)...............  138,937     186,176
                                                               ----------
                                                                2,343,782
                                                               ----------
      Paper & Related Products -- 0.0%
        Caraustar Industries, Inc.(5)(6)............       89     149,253
                                                               ----------
      Printing-Commercial -- 0.0%
        World Color Press, Inc.+....................   10,604     101,799
                                                               ----------
      Total Common Stock
         (cost $3,875,341)..........................            2,895,261
                                                               ----------
      PREFERRED STOCK -- 0.3%
      Banks-Commercial -- 0.1%
        CoBank ACB
         11.00%*....................................   12,063     554,898
                                                               ----------
      Banks-Money Center -- 0.1%
        Santander Finance Preferred SA
         4.00%(3)...................................   16,971     279,343
                                                               ----------
      Banks-Super Regional -- 0.0%
        Wachovia Capital Trust IX
         6.38%......................................   12,800     276,736
                                                               ----------
      Diversified Financial Services -- 0.0%
        General Electric Capital Corp.
         4.50%(4)...................................    8,582     199,188
                                                               ----------
      Finance-Mortgage Loan/Banker -- 0.0%
        Freddie Mac
         8.38%(3)...................................   11,300      20,453
                                                               ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                     Shares/       Market
                                                    Principal      Value
                Security Description                Amount**      (Note 2)
    -----------------------------------------------------------------------
    PREFERRED STOCK (continued)
    Medical-Drugs -- 0.0%
      Triax Pharmaceuticals LLC,
       Class C 14.70%(5)(6)(22)................... $    39,177  $        392
                                                                ------------
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed Trust
       Securities 3.00%(3)........................      29,200       512,460
                                                                ------------
    Total Preferred Stock
       (cost $2,510,126)..........................                 1,843,470
                                                                ------------
    WARRANTS +-- 0.0%
    Oil Companies-Exploration & Production -- 0.0%
      Transmeridian Exploration, Inc.
       Expires 12/15/10
       (Strike price $4.31)(5)....................      13,811             0
                                                                ------------
    Printing-Commercial -- 0.0%
      World Color Press, Inc.
       Expires 07/20/14
       (strike price $13.00)......................       6,010        18,330
      World Color Press, Inc.
       Expires 07/20/14
       (strike price $16.30)......................       6,010        12,321
                                                                ------------
                                                                      30,651
                                                                ------------
    Telecom Services -- 0.0%
      Leap Wireless International, Inc.
       Expires 04/15/10*(5)(6)
       (strike price $96.80)......................         500             0
                                                                ------------
    Total Warrants
       (cost $258,573)............................                    30,651
                                                                ------------
    Total Long-Term Investment Securities
       (cost $546,876,559)........................               556,295,352
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 3.9%
    Time Deposits -- 3.9%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 10/01/09
       (cost $22,842,000).........................  22,842,000    22,842,000
                                                                ------------
    REPURCHASE AGREEMENT -- 0.5%
      State Street Bank & Trust Co.
       Joint Repurchase Agreement(21)
       (cost $2,657,000)..........................   2,657,000     2,657,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $572,375,559)(10)....................        99.4%  581,794,352
    Other assets less liabilities.................         0.6     3,783,504
                                                   -----------  ------------
    NET ASSETS --                                        100.0% $585,577,856
                                                   ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $84,846,363 representing 14.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Denominated in United States Dollars unless otherwise indicated.
+  Non-income producing security

(1)Collateralized Mortgage Obligation
(2)Variable Rate Security -- the rate reflected is as of September 30, 2009, maturity date reflects the stated maturity date.
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.
(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 2.
(6)Illiquid security. At September 30, 2009, the aggregate value of these securities was $6,302,382 representing 1.1% of net assets.
(7)Perpetual maturity -- maturity date reflects the next call date.
(8)Bond in default
(9)Income may be received in cash or additional bonds at the discretion of the issuer.
(10)See Note 5 for cost of investments on a tax basis.
(11)Commercial Mortgage Backed Security
(12)Company has filed for Chapter 11 bankruptcy protection.
(13)Company has filed for Chapter 7 bankruptcy protection.
(14)Bond is in default and did not pay principal at maturity.
(15)Company has filed for bankruptcy in country of issuance.
(16)Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17)The Fund invests in Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Loan.
(18)A portion of the interest is paid in the form of additional bonds.
(19)Interest only.
(20)Consists of more than one class of securities traded together as a unit.
(21)See Note 2 for details of Joint Repurchase Agreement.
(22)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inablility of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2009, the SunAmerica Strategic Bond Fund held the following restricted securities:

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                Market
                              Principal                         Value    % of
                  Acquisition  Amount/   Acquisition   Market    per     Net
 Name                Date      Shares       Cost       Value    Share   Assets
 ----             ----------- ---------- ----------- ---------- ------- ------
 Capella
  Healthcare,
  Inc. 13.00%
  due 02/29/16
  Loan
  Agreement......  6/16/2009  $1,000,000  $872,341   $1,000,000 $100.00  0.17%

 Critical Care
  Systems
  International,
  Inc.
  Common
  Stock..........  7/20/2006       4,107    37,181          856    0.21  0.00

 Greektown
  Holdings
  11.75% due
  09/09/13
  Loan
  Agreement......  6/30/2009   1,017,663   968,571
                   7/31/2009       4,322     4,322
                   8/31/2009       4,340     4,340
                   9/30/2009       4,217     4,217
                              ----------  --------
                               1,030,542   981,450    1,036,983  101.90  0.18

 Holding Gaming
  Borrower LP
  9.25% due
  02/19/13
  Loan
  Agreement......  8/19/2008     497,500   472,652      460,188   92.50  0.08

 Holding Gaming
  Borrower LP
  9.25% due
  02/19/13
  Loan
  Agreement
  Tranche B1.....   09/03/09       2,500     2,377        2,312    92.5  0.00

 ICO North
  America, Inc.
  7.50% due
  08/15/09.......  8/11/2005     200,000   200,000
                   4/19/2006      65,000    80,925
                    3/5/2008      10,000    10,000
                   9/11/2008      11,000    11,000
                   2/27/2009      11,000    11,000
                              ----------  --------
                                 297,000   312,925      103,950   35.00  0.02

 Shreveport
  Gaming
  Holdings, Inc.
  Common
  Stock..........  7/29/2005  $    2,047  $ 47,128
                   7/21/2005         394     9,062
                              ----------  --------
                                   2,441    56,190       36,993 $ 15.15  0.01%

                                                                 Market
                               Principal                         Value   % of
                   Acquisition  Amount/   Acquisition   Market    per    Net
 Name                 Date      Shares       Cost       Value    Share  Assets
 ----              ----------- ---------- ----------- ---------- ------ ------
 Triax
  Pharmaceuticals
  LLC 16.50%
  due 08/30/11
  Loan
  Agreement.......  8/31/2007  $1,500,000 $1,414,107
                   10/31/2007       3,875      3,875
                    1/10/2008      11,404     11,404
                     4/4/2008      11,239     11,238
                     7/3/2008      11,449     11,449
                    10/9/2008      11,534     11,534
                     1/6/2009      11,751     11,750
                     4/7/2009      11,579     11,579
                     7/1/2009      11,796     11,796
                               ---------- ----------
                                1,584,627  1,498,732  $1,442,011 $91.00  0.25%

 Triax
  Pharmaceuticals
  LLC
  Common
  Stock...........  8/31/2007     128,418     53,936       1,284   0.01  0.00

 Triax
  Pharmaceuticals
  LLC
  Preferred
  Stock...........  8/31/2007      39,177     78,353         392   0.01  0.00

 Wornick Co.
  Common
  Stock...........   8/8/2008       4,592    596,039     229,600  50.00  0.04
                                                      ----------         ----
                                                      $4,314,569         0.75%
                                                      ==========         ====

(23)PIK ("Payment-in-kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(24)Subsequent to September 30, 2009, Company filed for Chapter 11 bankruptcy protection.
(25)Bond was in default subsequent to September 30, 2009.

REMIC --Real Estate Mortgage Investment Conduit
TIPS --Treasury Inflation Protected Security
AUD --Australian Dollar
CAD --Canadian Dollar
EUR --Euro Dollar
JPY --Japanese Yen
NOK --Norwegian Krone
SEK --Swedish Krona

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 2):

                                     Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                        Quoted Prices    Observable Inputs Unobservable Inputs     Total
-                                    ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
   Asset Backed Securities..........     $        --       $  9,564,145        $        --      $  9,564,145
   Convertible Bonds & Notes........              --                 --            103,950           103,950
   U.S. Corporate Bonds & Notes.....              --        261,018,842          6,241,129       267,259,971
   Foreign Corporate Bonds & Notes..              --         41,576,221                  0        41,576,221
   Foreign Government Agencies......              --        138,813,528                 --       138,813,528
   Foreign Government Treasuries....              --          7,269,946                 --         7,269,946
   Loans............................              --                 --          3,941,494         3,941,494
   U.S. Government Agencies.........              --         74,581,373                 --        74,581,373
   U.S. Government Treasuries.......       8,415,342                 --                 --         8,415,342
   Common Stock.....................       2,291,099                 --            604,162         2,895,261
   Preferred Stock..................       1,288,180            554,898                392         1,843,470
   Warrants.........................          30,651                 --                  0            30,651
Short Term Investment Securities:
  Time Deposits.....................              --         22,842,000                 --        22,842,000
Repurchase Agreements...............              --          2,657,000                 --         2,657,000
                                         -----------       ------------        -----------      ------------
Total...............................     $12,025,272       $558,877,953        $10,891,127      $581,794,352
                                         ===========       ============        ===========      ============

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                          Asset        Convertible  U.S. Corporate Foreign Corporate               Common
                                    Backed Securities Bonds & Notes Bonds & Notes    Bonds & Notes      Loans      Stock
-                                   ----------------- ------------- -------------- ----------------- -----------  --------
Balance as of 3/31/2009............     $ 498,000       $ 59,400      $6,393,447       $      --     $ 5,371,367  $330,713
Accrued discounts/premiums.........            --             --           6,224              --         130,225        --
Realized gain (loss)...............            22             --        (129,475)             --         532,486        --
Change in unrealized appreciation
 (depreciation)....................       331,978         44,550        (300,299)             --         527,020   267,721
Net purchases (sales)..............      (830,000)            --         451,675               0      (2,619,604)    5,728
Transfers in and/or out of Level 3.            --             --        (180,443)             --              --        --
                                        ---------       --------      ----------       ---------     -----------  --------
Balance as of 09/30/2009...........     $      --       $103,950      $6,241,129       $       0     $ 3,941,494  $604,162
                                        =========       ========      ==========       =========     ===========  ========

                                    Preferred
                                      Stock    Warrants
-                                   ---------  --------
Balance as of 3/31/2009............ $ 109,161   $ 138
Accrued discounts/premiums.........        --      --
Realized gain (loss)...............  (344,575)     --
Change in unrealized appreciation
 (depreciation)....................   235,806    (138)
Net purchases (sales)..............         0      --
Transfers in and/or out of Level 3.        --      --
                                    ---------   -----
Balance as of 09/30/2009........... $     392   $   0
                                    =========   =====

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)

Industry Allocation*

                Medical-Hospitals.......................... 6.1%
                Cable/Satellite TV......................... 4.9
                Diversified Banking Institutions........... 4.0
                Telecom Services........................... 3.8
                Casino Hotels.............................. 3.6
                Oil Companies-Exploration & Production..... 3.3
                Computer Services.......................... 3.1
                Auto/Truck Parts & Equipment-Original...... 3.0
                Finance-Auto Loans......................... 2.9
                Telephone-Integrated....................... 2.3
                Electric-Integrated........................ 2.2
                Medical-Drugs.............................. 2.2
                Oil-Field Services......................... 2.1
                Pipelines.................................. 2.0
                Theaters................................... 2.0
                Banks-Super Regional....................... 1.8
                Casino Services............................ 1.8
                Electric-Generation........................ 1.8
                Finance-Commercial......................... 1.8
                Data Processing/Management................. 1.7
                Satellite Telecom.......................... 1.7
                Cellular Telecom........................... 1.6
                Airlines................................... 1.5
                Independent Power Producers................ 1.5
                Diversified Financial Services............. 1.4
                Diversified Manufacturing Operations....... 1.4
                Auto-Cars/Light Trucks..................... 1.4
                Paper & Related Products................... 1.2
                Rental Auto/Equipment...................... 1.2
                Medical Products........................... 1.2
                Repurchase Agreements...................... 1.1
                Banks-Commercial........................... 1.1
                Chemicals-Specialty........................ 1.1
                Tobacco.................................... 1.0
                Diversified Operations/Commercial Services. 1.0
                Gambling (Non-Hotel)....................... 0.9
                Containers-Paper/Plastic................... 0.9
                Storage/Warehousing........................ 0.8
                Auto/Truck Parts & Equipment-Replacement... 0.8
                Machinery-General Industrial............... 0.8
                Retail-Drug Store.......................... 0.8
                Retail-Regional Department Stores.......... 0.8
                Web Hosting/Design......................... 0.7
                Computers-Memory Devices................... 0.7
                Banks-Money Center......................... 0.7
                Direct Marketing........................... 0.7
                Rubber-Tires............................... 0.7
                Diversified Minerals....................... 0.7
                Retail-Apparel/Shoe........................ 0.6
                Machinery-Farming.......................... 0.6
                Food-Meat Products......................... 0.6
                Transactional Software..................... 0.6
                Semiconductor Equipment.................... 0.6
                Agricultural Chemicals..................... 0.5
                Funeral Services & Related Items........... 0.5
                Chemicals-Plastics......................... 0.5
                Metal-Aluminum............................. 0.5
                Special Purpose Entities................... 0.5
                Medical-HMO................................ 0.5
                Diagnostic Kits............................ 0.5

                 Electronic Components-Semiconductors...  0.5%
                 Advertising Services...................  0.5
                 Food-Retail............................  0.4
                 Metal-Copper...........................  0.4
                 Beverages-Wine/Spirits.................  0.4
                 Containers-Metal/Glass.................  0.4
                 Applications Software..................  0.3
                 Office Supplies & Forms................  0.3
                 Multimedia.............................  0.3
                 Publishing-Periodicals.................  0.3
                 Transport-Services.....................  0.3
                 Building-Residential/Commercial........  0.3
                 Broadcast Services/Program.............  0.3
                 Food-Misc..............................  0.2
                 Retail-Petroleum Products..............  0.2
                 Beverages-Non-alcoholic................  0.2
                 Steel-Specialty........................  0.2
                 Retail-Sporting Goods..................  0.2
                 Electronic Components-Misc.............  0.2
                 Building & Construction-Misc...........  0.2
                 Medical-Biomedical/Gene................  0.2
                 Drug Delivery Systems..................  0.2
                 Investment Management/Advisor Services.  0.2
                 Hazardous Waste Disposal...............  0.2
                 Wireless Equipment.....................  0.1
                 Retail-Restaurants.....................  0.1
                 Medical Information Systems............  0.1
                                                         ----
                                                         99.5%
                                                         ====

Credit Quality+#

                               A..........   2.1%
                               BBB........   3.4
                               BB.........  24.9
                               B..........  37.4
                               CCC........  19.8
                               CC.........   2.9
                               C..........   1.6
                               Below C....   3.6
                               Not Rated@.   4.3
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.2%
      Drug Delivery Systems -- 0.2%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12........................ $  250,000 $  226,875
                                                               ----------
      Telecom Services -- 0.0%
        ICO North America, Inc.
         Notes 7.50% due 08/15/09(1)(2)(9)(11)(17).     84,000     29,400
                                                               ----------
      Total Convertible Bonds & Notes
         (cost $331,703)...........................               256,275
                                                               ----------
      U.S. CORPORATE BONDS & NOTES -- 81.3%
      Advertising Services -- 0.5%
        Visant Holding Corp.
         Senior Notes
         10.25% due 12/01/13(4)....................    655,000    677,925
                                                               ----------
      Agricultural Chemicals -- 0.5%
        Terra Capital, Inc.
         Company Guar. Notes
         7.00% due 02/01/17........................    775,000    807,938
                                                               ----------
      Airlines -- 1.5%
        American Airlines, Inc.
         Pass Through Certs.
         Series 1999-1, Class B
         7.32% due 10/15/09........................     25,000     24,937
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-2, Class A-2
         7.86% due 10/01/11........................    675,000    674,156
        Continental Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.50% due 06/15/11........................    400,000    382,000
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A2
         7.11% due 03/18/13........................    400,000    390,000
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-1
         7.38% due 05/18/10........................    141,479    139,357
        United AirLines, Inc.
         Pass Through Certs.
         Series 2001-1 Class B
         6.93% due 09/01/11........................    416,312    414,230
        United AirLines, Inc.
         Pass Through Certs.
         Series 2000-2, Class A-2
         7.19% due 04/01/11........................    225,743    225,179
                                                               ----------
                                                                2,249,859
                                                               ----------
      Applications Software -- 0.3%
        SS&C Technologies, Inc.
         Company Guar. Notes
         11.75% due 12/01/13.......................    475,000    499,344
                                                               ----------
      Auto-Cars/Light Trucks -- 1.4%
        Ford Motor Co.
         Notes
         7.45% due 07/16/31........................  2,525,000  2,045,250
                                                               ----------

                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
      --------------------------------------------------------------------
      Auto/Truck Parts & Equipment-Original -- 1.7%
        ArvinMeritor, Inc.
         Senior Notes
         8.13% due 09/15/15......................... $  875,000 $  761,250
        Cooper-Standard Automotive, Inc.
         Company Guar. Notes
         8.38% due 12/15/14+(8)(9)..................    985,000    147,750
        Tenneco Automotive, Inc.
         Company Guar. Notes
         8.63% due 11/15/14.........................    405,000    379,687
        Tenneco, Inc.
         Company Guar. Notes
         8.13% due 11/15/15.........................     90,000     87,300
        TRW Automotive, Inc.
         Company Guar. Notes
         7.00% due 03/15/14*........................    550,000    500,500
        TRW Automotive, Inc.
         Company Guar. Notes
         7.25% due 03/15/17*........................    725,000    638,000
                                                                ----------
                                                                 2,514,487
                                                                ----------
      Auto/Truck Parts & Equipment-Replacement -- 0.8%
        Affinia Group, Inc.
         Senior Sec. Notes
         10.75% due 08/15/16*.......................    730,000    784,750
        Allison Transmission
         Senior Notes
         11.00% due 11/01/15*.......................    400,000    392,000
        Exide Corp.
         Notes
         10.00% due 03/15/25+(1)(2).................  1,650,000          0
                                                                ----------
                                                                 1,176,750
                                                                ----------
      Banks-Money Center -- 0.7%
        NB Capital Trust IV Bank
         Company Guar. Notes
         8.25% due 04/15/27.........................  1,100,000  1,072,500
                                                                ----------
      Banks-Super Regional -- 1.8%
        BAC Capital Trust XI
         Company Guar. Notes
         6.63% due 05/23/36.........................    423,000    369,067
        Wells Fargo & Co.
         Jr. Sub. Notes
         7.98% due 03/15/18(6)(19)..................  2,575,000  2,343,250
                                                                ----------
                                                                 2,712,317
                                                                ----------
      Beverages-Wine/Spirits -- 0.4%
        Constellation Brands, Inc.
         Company Guar. Notes
         7.25% due 05/15/17.........................    550,000    547,250
                                                                ----------
      Broadcast Services/Program -- 0.3%
        Fisher Communications, Inc.
         Senior Notes
         8.63% due 09/15/14.........................    401,000    370,925
                                                                ----------
      Building & Construction-Misc. -- 0.2%
        Esco Corp.
         Senior Notes
         8.63% due 12/15/13*........................    255,000    249,900
                                                                ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                   Market
                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (continued)
     Cable/Satellite TV -- 4.9%
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10+(8)(9)................... $  440,000 $  492,800
       CCH II LLC/CCH II Capital Corp.
        Senior Notes
        10.25% due 09/15/10+(8)(9)...................    565,000    635,625
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13+(8)(9)....................  1,878,000  1,906,170
       Charter Communications Operating LLC
        Senior Notes
        12.88% due 09/15/14+*(8)(9)..................    587,000    635,428
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Notes
        8.38% due 04/30/14+*(8)(9)...................    876,000    893,520
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11...........................    625,000    648,437
       Mediacom LLC / Mediacom Capital Corp.
        Senior Notes
        9.13% due 08/15/19*..........................  1,895,000  1,947,112
                                                                 ----------
                                                                  7,159,092
                                                                 ----------
     Casino Hotels -- 3.6%
       Eldorado Casino Corp. (Shreveport)
        Sec. Bonds
        10.00% due 08/01/12(5).......................  1,721,177  1,458,698
       Eldorado Resorts LLC
        Senior Notes
        9.00% due 04/15/14(1)(2).....................  2,675,000  2,362,426
       Harrah's Operating Co., Inc.
        Senior Sec. Notes
        11.25% due 06/01/17*.........................    715,000    722,150
       MGM Mirage, Inc.
        Senior Sec. Notes
        11.13% due 11/15/17*.........................    675,000    744,187
                                                                 ----------
                                                                  5,287,461
                                                                 ----------
     Casino Services -- 0.8%
       Indianapolis Downs LLC & Capital Corp.
        Senior Sec. Notes
        11.00% due 11/01/12*.........................    450,000    265,500
       Peninsula Gaming LLC
        Senior Sec. Notes
        8.38% due 08/15/15*..........................    600,000    600,000
       Peninsula Gaming LLC
        Senior Notes
        10.75% due 08/15/17*.........................    360,000    361,800
                                                                 ----------
                                                                  1,227,300
                                                                 ----------
     Cellular Telecom -- 1.6%
       Cricket Communications, Inc.
        Senior Sec. Notes
        7.75% due 05/15/16*..........................    575,000    583,625

                                                               Market
                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
        --------------------------------------------------------------
        Cellular Telecom (continued)
          Leap Wireless International, Inc.
           Senior Notes
           4.50% due 07/15/14.................... $  938,000 $  857,097
          MetroPCS Wireless, Inc.
           Company Guar. Notes
           9.25% due 11/01/14....................    550,000    562,375
          Nextel Communications, Inc.
           Senior Notes
           7.38% due 08/01/15....................    328,000    294,380
                                                             ----------
                                                              2,297,477
                                                             ----------
        Chemicals-Plastics -- 0.5%
          Hexion US Finance Corp.
           Senior Sec. Notes
           9.75% due 11/15/14....................    900,000    774,000
                                                             ----------
        Chemicals-Specialty -- 1.1%
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14*...................    665,000    620,112
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           9.75% due 12/01/14(4).................    915,000    709,125
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           12.50% due 06/15/14*..................    297,000    309,623
                                                             ----------
                                                              1,638,860
                                                             ----------
        Computer Services -- 3.1%
          Stream Global Services, Inc.
           Senior Sec. Notes
           11.25% due 10/01/14*..................  1,125,000  1,082,812
          Sungard Data Systems, Inc.
           Company Guar. Notes
           10.25% due 08/15/15...................    726,000    740,520
          Sungard Data Systems, Inc.
           Senior Notes
           10.63% due 05/15/15*..................    550,000    587,125
          Unisys Corp.
           Senior Sec. Notes
           12.75% due 10/15/14*..................  1,470,000  1,558,200
          Unisys Corp.
           Senior Sec. Notes
           14.25% due 09/15/15*..................    620,000    638,600
                                                             ----------
                                                              4,607,257
                                                             ----------
        Containers-Metal/Glass -- 0.4%
          Ball Corp.
           Company Guar. Notes
           7.38% due 09/01/19....................    145,000    147,175
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23....................    400,000    380,000
                                                             ----------
                                                                527,175
                                                             ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Containers-Paper/Plastic -- 0.3%
        Graphic Packaging International, Inc.
         Company Guar. Notes
         9.50% due 06/15/17*....................... $  450,000 $  478,125
                                                               ----------
      Data Processing/Management -- 1.7%
        First Data Corp.
         Company Guar. Notes
         9.88% due 09/24/15........................  1,750,000  1,616,562
        First Data Corp.
         Company Guar. Notes
         10.55% due 09/24/15(17)...................  1,025,000    881,500
                                                               ----------
                                                                2,498,062
                                                               ----------
      Diagnostic Kits -- 0.5%
        Inverness Medical Innovations, Inc.
         Senior Notes
         7.88% due 02/01/16........................    745,000    718,925
                                                               ----------
      Direct Marketing -- 0.7%
        Affinity Group, Inc.
         Company Guar. Notes
         9.00% due 02/15/12........................  1,500,000  1,035,000
                                                               ----------
      Diversified Banking Institutions -- 3.5%
        Citigroup, Inc.
         Senior Sub. Notes
         5.88% due 02/22/33........................    660,000    547,027
        GMAC LLC
         Company Guar. Notes
         6.00% due 04/01/11*.......................  1,527,000  1,431,563
        GMAC LLC
         Company Guar. Notes
         6.88% due 09/15/11*.......................  1,400,000  1,323,000
        GMAC LLC
         Sub. Notes
         8.00% due 12/31/18*.......................  1,100,000    830,500
        GMAC LLC
         Company Guar. Notes
         8.00% due 11/01/31*.......................  1,350,000  1,086,750
                                                               ----------
                                                                5,218,840
                                                               ----------
      Diversified Financial Services -- 1.1%
        Citigroup Capital Corp.
         Company Guar. Bonds
         8.30% due 12/21/37(6)(19).................  1,865,000  1,657,519
                                                               ----------
      Diversified Manufacturing Operations -- 1.0%
        Harland Clarke Holdings Corp.
         Notes
         6.00% due 05/15/15(6).....................    500,000    383,750
        Harland Clarke Holdings Corp.
         Notes
         9.50% due 05/15/15........................    575,000    514,625
        SPX Corp.
         Senior Notes
         7.63% due 12/15/14........................    500,000    503,750
                                                               ----------
                                                                1,402,125
                                                               ----------

                                                                    Market
                                                       Principal    Value
                  Security Description                 Amount**    (Note 2)
    -----------------------------------------------------------------------
    Diversified Operations/Commercial Services -- 1.0%
      ARAMARK Corp.
       Company Guar. Notes
       8.50% due 02/01/15............................. $1,500,000 $1,513,125
                                                                  ----------
    Electric-Generation -- 1.8%
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................    465,000    332,475
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    330,600    319,029
      Midwest Generation LLC
       Pass Thru Certs.,
       Series B
       8.56% due 01/02/16.............................    292,180    296,563
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.,
       Series B
       9.24% due 07/02/17.............................    469,945    472,295
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    445,351    449,516
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................    805,000    810,031
                                                                  ----------
                                                                   2,679,909
                                                                  ----------
    Electric-Integrated -- 2.2%
      CMS Energy Corp.
       Senior Notes
       8.75% due 06/15/19.............................    100,000    108,779
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................    715,000    622,050
      Mirant Mid-Atlantic LLC
       Pass Through Certs.,
       Series B
       9.13% due 06/30/17.............................    289,827    295,624
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes,
       Series A
       10.25% due 11/01/15(4).........................  1,480,000  1,065,600
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes,
       Series B
       10.25% due 11/01/15(4).........................    115,000     82,800
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes
       10.50% due 11/01/16(17)........................  1,631,906  1,093,377
                                                                  ----------
                                                                   3,268,230
                                                                  ----------
    Electronic Components-Misc. -- 0.2%
      Jabil Circuit, Inc.
       Senior Notes
       7.75% due 07/15/16.............................    135,000    137,025
      Sanmina-SCI Corp.
       Company Guar. Notes
       6.75% due 03/01/13.............................    125,000    118,750
                                                                  ----------
                                                                     255,775
                                                                  ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      -------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES (continued)
      Electronic Components-Semiconductors -- 0.5%
        Freescale Semiconductor, Inc.
         Company Guar. Notes
         8.88% due 12/15/14........................ $  925,000 $  707,625
                                                               ----------
      Finance-Auto Loans -- 2.9%
        Ford Motor Credit Co. LLC
         Senior Notes
         7.38% due 02/01/11........................  2,425,000  2,412,349
        Ford Motor Credit Co., LLC
         Senior Notes
         8.70% due 10/01/14........................  1,885,000  1,846,453
                                                               ----------
                                                                4,258,802
                                                               ----------
      Finance-Commercial -- 1.8%
        CIT Group, Inc.
         Senior Notes
         5.40% due 01/30/16(18)(20)................  1,025,000    646,166
        CIT Group, Inc.
         Senior Notes
         5.65% due 02/13/17(18)(20)................  2,375,000  1,485,107
        CIT Group, Inc.
         Senior Notes
         5.80% due 07/28/11(18)(20)................    745,000    506,692
                                                               ----------
                                                                2,637,965
                                                               ----------
      Food-Meat Products -- 0.6%
        Smithfield Foods, Inc.
         Senior Notes
         7.75% due 07/01/17........................    480,000    394,800
        Smithfield Foods, Inc.
         Senior Sec. Notes
         10.00% due 07/15/14*......................    475,000    498,750
                                                               ----------
                                                                  893,550
                                                               ----------
      Food-Retail -- 0.4%
        Ingles Markets, Inc.
         Senior Notes
         8.88% due 05/15/17........................    400,000    410,000
        SUPERVALU, Inc.
         Senior Notes
         8.00% due 05/01/16........................    200,000    207,000
                                                               ----------
                                                                  617,000
                                                               ----------
      Funeral Services & Related Items -- 0.5%
        Carriage Services, Inc.
         Senior Notes
         7.88% due 01/15/15........................    850,000    796,875
                                                               ----------
      Gambling (Non-Hotel) -- 0.1%
        Greektown Holdings LLC
         Senior Notes ch11
         10.75% due 12/01/13*+(8)(9)...............    489,000    118,583
                                                               ----------
      Hazardous Waste Disposal -- 0.2%
        Clean Harbors, Inc.
         Senior Sec. Notes
         7.63% due 08/15/16*.......................    220,000    225,225
                                                               ----------

                                                             Market
                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          -----------------------------------------------------------
          Independent Power Producers -- 1.5%
            Mirant North America LLC
             Senior Notes
             7.38% due 12/31/13................ $  325,000 $  323,375
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 02/01/16................    740,000    715,950
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 01/15/17................    750,000    725,625
            RRI Energy, Inc.
             Senior Notes
             7.88% due 12/31/17................    440,000    429,550
                                                           ----------
                                                            2,194,500
                                                           ----------
          Investment Management/Advisor Services -- 0.2%
            Janus Capital Group, Inc.
             Notes
             6.95% due 06/15/17................    238,000    226,477
                                                           ----------
          Machinery-Farming -- 0.6%
            Case New Holland, Inc.
             Company Guar. Notes
             7.75% due 09/01/13*...............    925,000    920,375
                                                           ----------
          Machinery-General Industrial -- 0.8%
            CPM Holdings, Inc.
             Senior Sec. Notes
             10.63% due 09/01/14*..............  1,105,000  1,140,913
                                                           ----------
          Medical Information Systems -- 0.1%
            Spheris, Inc.
             Senior Sub. Notes
             11.00% due 12/15/12...............    250,000    102,500
                                                           ----------
          Medical Products -- 1.2%
            DJO Finance LLC/DJO Finance Corp.
             Company Guar. Notes
             10.88% due 11/15/14...............    300,000    306,750
            LVB Acquisition Holding LLC
             Company Guar. Notes
             10.00% due 10/15/17...............    838,000    892,470
            LVB Acquisition Holding LLC
             Company Guar. Notes
             10.38% due 10/15/17(17)...........    481,000    511,062
                                                           ----------
                                                            1,710,282
                                                           ----------
          Medical-Biomedical/Gene -- 0.2%
            Bio-Rad Laboratories, Inc.
             Senior Sub. Notes
             8.00% due 09/15/16*...............    225,000    233,438
                                                           ----------
          Medical-Drugs -- 0.4%
            Axcan Intermediate Holdings, Inc.
             Senior Notes
             9.25% due 03/01/15................    600,000    633,000
                                                           ----------
          Medical-HMO -- 0.5%
            Multiplan, Inc.
             Senior Sub. Notes
             10.38% due 04/15/16*..............    750,000    723,750
                                                           ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                  Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (continued)
     Medical-Hospitals -- 4.9%
       Community Health Systems, Inc.
        Company Guar. Notes
        8.88% due 07/15/15.......................... $1,435,000 $1,470,875
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13..........................    675,000    644,625
       HCA, Inc.
        Senior Notes
        7.88% due 02/01/11*.........................    550,000    554,813
       HCA, Inc.
        Senior Sec. Notes
        7.88% due 02/15/20*.........................  1,030,000  1,033,862
       HCA, Inc.
        Senior Notes
        8.50% due 04/15/19..........................    550,000    574,750
       HCA, Inc.
        Senior Sec. Notes
        9.25% due 11/15/16..........................    875,000    904,531
       IASIS Healthcare LLC/IASIS Capital Corp.
        Company Guar. Notes
        8.75% due 06/15/14..........................    546,000    546,000
       Tenet Healthcare Corp.
        Senior Sec. Notes
        9.00% due 05/01/15*.........................  1,370,000  1,431,650
                                                                ----------
                                                                 7,161,106
                                                                ----------
     Metal-Copper -- 0.4%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17..........................    575,000    611,656
                                                                ----------
     Multimedia -- 0.1%
       Haights Cross Operating Co.
        Senior Notes
        11.75% due 08/15/11(8)......................    325,000    140,563
                                                                ----------
     Non-Ferrous Metals -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(2)(11)(12)..........  2,150,000          0
                                                                ----------
     Office Supplies & Forms -- 0.3%
       ACCO Brands Corp.
        Senior Sec. Notes
        10.63% due 03/15/15*........................    475,000    496,375
                                                                ----------
     Oil Companies-Exploration & Production -- 3.1%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................    600,000    624,000
       Belden & Blake Corp.
        Company Guar. Notes
        8.75% due 07/15/12..........................     15,000     13,950
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16..........................  1,250,000  1,181,250
       Chesapeake Energy Corp.
        Senior Notes
        9.50% due 02/15/15..........................    375,000    394,688

                                                                Market
                                                   Principal    Value
                  Security Description             Amount**    (Note 2)
          -------------------------------------------------------------
          Oil Companies-Exploration & Production (continued)
            Encore Acquisition Co.
             Senior Sub. Notes
             6.00% due 07/15/15................... $500,000   $  452,500
            Encore Acquisition Co.
             Senior Sub. Notes
             6.25% due 04/15/14...................  115,000      106,950
            Hilcorp Energy I LP
             Senior Notes
             7.75% due 11/01/15*..................  195,000      184,275
            MXEnergy Holdings, Inc.
             Senior Sec. Notes
             13.25% due 08/01/14*(1)(2)...........  384,000      307,200
            Plains Exploration & Production Co.
             Company Guar. Notes
             7.75% due 06/15/15...................  350,000      347,375
            Plains Exploration & Production Co.
             Company Guar. Notes
             10.00% due 03/01/16..................  375,000      404,062
            Quicksilver Resources, Inc.
             Senior Notes
             8.25% due 08/01/15...................  500,000      487,500
            Quicksilver Resources, Inc.
             Senior Notes
             11.75% due 01/01/16..................  100,000      110,250
                                                              ----------
                                                               4,614,000
                                                              ----------
          Oil-Field Services -- 1.4%
            Basic Energy Services, Inc.
             Senior Sec. Notes
             11.63% due 08/01/14*.................  700,000      742,000
            Helix Energy Solutions Group, Inc.
             Senior Notes
             9.50% due 01/15/16*..................  435,000      435,000
            Hornbeck Offshore Services, Inc.
             Senior Notes
             8.00% due 09/01/17*..................  655,000      645,175
            Oslo Seismic Services, Inc.
             1st Mtg. Bonds
             8.28% due 06/01/11...................  302,136      306,272
                                                              ----------
                                                               2,128,447
                                                              ----------
          Paper & Related Products -- 1.2%
            Caraustar Industries, Inc.
             Senior Sec. Notes
             10.00% due 08/15/14(1)(2)............  207,885      207,885
            Cellu Tissue Holdings, Inc.
             Senior Sec. Notes
             11.50% due 06/01/14..................  175,000      187,250
            Georgia-Pacific LLC
             Company Guar. Notes
             7.13% due 01/15/17*..................  290,000      283,475
            Georgia-Pacific LLC
             Senior Notes
             7.75% due 11/15/29...................  159,000      146,280
            Georgia-Pacific LLC
             Company Guar. Notes
             8.25% due 05/01/16*..................  425,000      440,937

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                    Market
                                                       Principal    Value
                 Security Description                  Amount**    (Note 2)
   ------------------------------------------------------------------------
   U.S. CORPORATE BONDS & NOTES (continued)
   Paper & Related Products (continued)
     Neenah Paper, Inc.,
      Senior Notes
      7.38% due 11/15/14.............................. $   65,000 $   51,188
     NewPage Corp.
      Senior Sec. Notes
      11.38% due 12/31/14*............................    385,000    378,262
                                                                  ----------
                                                                   1,695,277
                                                                  ----------
   Pipelines -- 2.0%
     Dynegy-Roseton Danskammer
      Pass Through Certs.,
      Series B
      7.67% due 11/08/16..............................  1,550,000  1,424,062
     El Paso Corp.
      Senior Sub. Notes
      6.88% due 06/15/14..............................    700,000    686,000
     NGC Corp. Capital Trust
      Company Guar. Bonds
      8.32% due 06/01/27..............................  1,425,000    641,250
     Regency Energy Partners LP/Regency Energy
      Finance Corp.
      Company Guar. Notes
      8.38% due 12/15/13..............................    200,000    202,000
                                                                  ----------
                                                                   2,953,312
                                                                  ----------
   Publishing-Periodicals -- 0.3%
     Nielsen Finance LLC / Nielsen Finance Co.
      Company Guar. Notes
      11.50% due 05/01/16.............................    375,000    393,750
     The Reader's Digest Association, Inc.
      Company Guar. Notes
      9.00% due 02/15/17(8)(9)........................  1,020,000     22,950
                                                                  ----------
                                                                     416,700
                                                                  ----------
   Recycling -- 0.0%
     Aleris International, Inc.
      Company Guar. Notes
      9.00% due 12/15/14+(8)(9)(17)...................  2,145,000      2,145
                                                                  ----------
   Rental Auto/Equipment -- 1.2%
     Avis Budget Car Rental LLC/Avis Budget Finance,
      Inc.
      Company Guar. Notes
      7.63% due 05/15/14..............................  1,475,000  1,327,500
     RSC Equipment Rental, Inc.
      Senior Sec. Notes
      10.00% due 07/15/17*............................    400,000    431,000
                                                                  ----------
                                                                   1,758,500
                                                                  ----------
   Retail-Apparel/Shoe -- 0.6%
     Limited Brands, Inc.
      Senior Notes
      5.25% due 11/01/14..............................    380,000    352,538
     Limited Brands, Inc.
      Senior Notes
      6.95% due 03/01/33..............................    489,000    367,192

                                                               Market
                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
        ---------------------------------------------------------------
        Retail-Apparel/Shoe (continued)
          Limited Brands, Inc.
           Senior Notes
           8.50% due 06/15/19*.................... $200,000  $  209,226
                                                             ----------
                                                                928,956
                                                             ----------
        Retail-Drug Store -- 0.8%
          Rite Aid Corp.
           Company Guar. Notes
           9.50% due 06/15/17.....................  304,000     246,240
          Rite Aid Corp.
           Senior Sec. Notes
           9.75% due 06/12/16*....................  125,000     135,000
          Rite Aid Corp.
           Senior Sec. Notes
           10.38% due 07/15/16....................  750,000     740,625
                                                             ----------
                                                              1,121,865
                                                             ----------
        Retail-Petroleum Products -- 0.2%
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16.....................  325,000     326,625
                                                             ----------
        Retail-Regional Department Stores -- 0.8%
          JC Penney Corp., Inc.
           Senior Notes
           7.40% due 04/01/37.....................  268,000     238,520
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           5.90% due 12/01/16.....................  396,000     362,812
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.38% due 03/15/37.....................  246,000     193,810
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.65% due 07/15/24.....................  172,000     135,643
          Macy's Retail Holdings, Inc.
           Company Guar. Notes
           6.90% due 04/01/29.....................  233,000     183,806
                                                             ----------
                                                              1,114,591
                                                             ----------
        Retail-Restaurants -- 0.1%
          Wendy's/Arby's Restaurants LLC
           Senior Notes
           10.00% due 07/15/16*...................  125,000     132,813
                                                             ----------
        Retail-Sporting Goods -- 0.2%
          Freedom Group, Inc.
           Senior Sec. Notes
           10.25% due 08/01/15*...................  250,000     265,000
                                                             ----------
        Rubber-Tires -- 0.7%
          The Goodyear Tire & Rubber Co.
           Senior Notes
           9.00% due 07/01/15.....................  350,000     363,125
          The Goodyear Tire & Rubber Co.
           Senior Notes
           10.50% due 05/15/16....................  600,000     651,000
                                                             ----------
                                                              1,014,125
                                                             ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       U.S. CORPORATE BONDS & NOTES (continued)
       Rubber/Plastic Products -- 0.0%
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/07+(1)(2)(9)(11)........ $  550,000 $        0
                                                               ----------
       Special Purpose Entities -- 0.4%
         Fox Acquisition Sub LLC
          Senior Notes
          13.38% due 07/15/16*.....................    625,000    396,875
         Local TV Finance LLC
          Senior Notes
          9.25% due 06/15/15*(17)..................    572,250    194,565
                                                               ----------
                                                                  591,440
                                                               ----------
       Steel-Specialty -- 0.2%
         Allegheny Technologies, Inc.
          Senior Notes
          9.38% due 06/01/19.......................    250,000    283,043
                                                               ----------
       Storage/Warehousing -- 0.8%
         Mobile Mini, Inc.
          Notes
          6.88% due 05/01/15.......................    555,000    506,438
         Mobile Mini, Inc.
          Company Guar. Notes
          9.75% due 08/01/14.......................    685,000    696,987
                                                               ----------
                                                                1,203,425
                                                               ----------
       Telecom Services -- 2.5%
         GCI, Inc.
          Senior Notes
          7.25% due 02/15/14.......................    450,000    424,125
         PAETEC Holding Corp.
          Senior Sec. Notes
          8.88% due 06/30/17*......................    475,000    472,625
         PAETEC Holding Corp.
          Company Guar. Notes
          9.50% due 07/15/15.......................    870,000    789,525
         Qwest Corp.
          Senior Notes
          8.38% due 05/01/16*......................    225,000    232,875
         Time Warner Telecom Holdings, Inc.
          Company Guar. Notes
          9.25% due 02/15/14.......................    125,000    128,750
         West Corp.
          Company Guar. Notes
          9.50% due 10/15/14.......................  1,500,000  1,470,000
         West Corp.
          Company Guar. Notes
          11.00% due 10/15/16......................    160,000    158,800
                                                               ----------
                                                                3,676,700
                                                               ----------
       Telephone-Integrated -- 2.3%
         Citizens Communications Co.
          Senior Notes
          7.13% due 03/15/19.......................    350,000    329,875
         Qwest Communications International, Inc.
          Company Guar. Notes
          8.00% due 10/01/15*......................    570,000    569,287

                                                                 Market
                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       Telephone-Integrated (continued)
         Sprint Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/32....................... $2,286,000 $2,160,270
         Valor Telecommunications Enterprises LLC
          Company Guar. Notes
          7.75% due 02/15/15.......................    190,000    194,750
         Windstream Corp.
          Senior Notes
          7.88% due 11/01/17*......................    165,000    164,175
                                                               ----------
                                                                3,418,357
                                                               ----------
       Television -- 0.0%
         Paxson Communications Corp.
          Senior Sec. Notes
          7.38% due 01/15/13*+(8)(9)(17)...........  1,862,605     23,283
         Young Broadcasting, Inc.
          Senior Sub. Notes
          8.75% due 01/15/14+(8)(9)................    685,000        856
         Young Broadcasting, Inc.
          Company Guar. Notes
          10.00% due 03/01/11+(8)(9)...............    635,000        794
                                                               ----------
                                                                   24,933
                                                               ----------
       Theaters -- 1.5%
         AMC Entertainment, Inc.
          Senior Sub. Notes
          8.00% due 03/01/14.......................    749,000    722,785
         AMC Entertainment, Inc.
          Senior Notes
          8.75% due 06/01/19.......................    425,000    438,812
         AMC Entertainment, Inc.
          Senior Sub Notes
          11.00% due 02/01/16......................    380,000    404,700
         Marquee Holdings, Inc.
          Senior Disc. Notes
          12.00% due 08/15/14(6)...................    840,000    695,100
                                                               ----------
                                                                2,261,397
                                                               ----------
       Tobacco -- 1.0%
         Alliance One International, Inc.
          Senior Notes
          10.00% due 07/15/16*.....................  1,055,000  1,089,288
         Alliance One International, Inc.
          Senior Notes
          10.00% due 07/15/16*.....................    430,000    443,975
                                                               ----------
                                                                1,533,263
                                                               ----------
       Transactional Software -- 0.6%
         Open Solutions, Inc.
          Company Guar. Notes
          9.75% due 02/01/15*......................  1,250,000    864,063
                                                               ----------
       Transport-Services -- 0.3%
         Bristow Group, Inc.
          Senior Notes
          7.50% due 09/15/17.......................    425,000    403,750
                                                               ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                  Market
                                                   Principal      Value
                Security Description               Amount**      (Note 2)
     ---------------------------------------------------------------------
     U.S. CORPORATE BONDS & NOTES (continued)
     Web Hosting/Design -- 0.7%
       Terremark Worldwide, Inc.
        Senior Sec. Notes
        12.00% due 06/15/17*.....................   $1,000,000 $  1,090,000
                                                               ------------
     Wireless Equipment -- 0.1%
       CC Holdings GS V LLC/Crown Castle GS III
        Corp.
        Senior Notes
        7.75% due 05/01/17*......................      200,000      207,000
                                                               ------------
     Total U.S. Corporate Bonds & Notes
        (cost $127,018,358)......................               119,748,989
                                                               ------------
     FOREIGN CORPORATE BONDS & NOTES -- 8.9%
     Banks-Commercial -- 1.1%
       Barclays Bank PLC
        Sub. Notes
        8.55% due 06/15/11*(6)(19)...............      800,000      728,000
       Lloyds Banking Group PLC
        Jr. Sub. Notes
        5.92% due 10/01/15*(6)(19)...............    1,625,000      926,250
                                                               ------------
                                                                  1,654,250
                                                               ------------
     Computers-Memory Devices -- 0.7%
       Seagate Technology HDD Holdings
        Company Guar. Notes
        6.80% due 10/01/16.......................    1,175,000    1,078,063
                                                               ------------
     Diversified Banking Institutions -- 0.5%
       Credit Agricole SA
        Sub. Notes
        9.75% due 12/31/49....................... EUR  690,000      715,875
                                                               ------------
     Diversified Financial Services -- 0.3%
       CIT Group Funding Co. of Canada
        Company Guar. Notes
        5.20% due 06/01/15.......................      605,000      473,227
                                                               ------------
     Diversified Manufacturing Operations -- 0.5%
       Bombardier, Inc.
        Senior Notes
        8.00% due 11/15/14*......................      710,000      727,750
                                                               ------------
     Diversified Minerals -- 0.7%
       Teck Resources, Ltd.
        Senior Sec. Notes
        10.25% due 05/15/16......................      525,000      593,250
       Teck Resources, Ltd.
        Senior Sec. Notes
        10.75% due 05/15/19......................      350,000      406,875
                                                               ------------
                                                                  1,000,125
                                                               ------------
     Independent Power Producers -- 0.0%
       AES Drax Energy, Ltd.
        Sec. Notes
        11.50% due 08/30/10+(2)(8)(10)...........    4,460,000        4,460
                                                               ------------
     Medical-Drugs -- 0.8%
       Elan Corp PLC
        Company Guar. Notes
        8.75% due 10/15/16*......................      530,000      522,050

                                                                 Market
                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     Medical-Drugs (continued)
       Elan Finance PLC
        Company Guar. Notes
        8.88% due 12/01/13......................... $  575,000 $   579,312
                                                               -----------
                                                                 1,101,362
                                                               -----------
     Metal Processors & Fabrication -- 0.0%
       International Utility Structures
        Senior Sub Notes
        10.75% due 02/01/08+(1)(2)(8)(10)..........  2,150,000           0
                                                               -----------
     Metal-Aluminum -- 0.5%
       Novelis, Inc.
        Senior Notes
        11.50% due 02/15/15*.......................    760,000     767,600
                                                               -----------
     Multimedia -- 0.2%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16.........................    325,000     321,750
                                                               -----------
     Satellite Telecom -- 1.7%
       Intelsat Intermediate Holding Co., Ltd.
        Company Guar. Notes
        9.50% due 02/01/15(6)......................    700,000     698,250
       Intelsat Subsidiary Holding Co., Ltd.
        Company Guar. Notes
        8.50% due 01/15/13.........................    475,000     480,938
       Intelsat Subsidiary Holding Co., Ltd.
        Senior Notes
        8.88% due 01/15/15*........................  1,275,000   1,290,937
                                                               -----------
                                                                 2,470,125
                                                               -----------
     Semiconductor Equipment -- 0.6%
       Sensata Technologies BV
        Company Guar. Notes
        8.00% due 05/01/14.........................    905,000     843,913
                                                               -----------
     Special Purpose Entity -- 0.1%
       Hellas Telecommunications Luxembourg II
        Sub. Notes
        6.03% due 01/15/15*(6)(21).................  1,025,000     158,875
                                                               -----------
     Telecom Services -- 1.2%
       Wind Acquisition Finance SA
        Company Guar. Bonds
        10.75% due 12/01/15*.......................    261,000     287,100
       Wind Acquisition Finance SA
        Senior Notes
        11.75% due 07/15/17*.......................  1,375,000   1,550,312
                                                               -----------
                                                                 1,837,412
                                                               -----------
     Total Foreign Corporate Bonds & Notes
        (cost $17,278,084).........................             13,154,787
                                                               -----------
     LOANS(13)(14) -- 7.2%
     Auto/Truck Parts & Equipment-Original -- 1.3%
       Federal Mogul Corp.
        Term Loan C
        2.19% due 12/27/15.........................    422,297     324,465

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                              Market
                                                 Principal    Value
                 Security Description            Amount**    (Note 2)
        ---------------------------------------------------------------
        LOANS(13)(14) (continued)
        Auto/Truck Parts & Equipment-Original (continued)
          Federal Mogul Corp.
           Term Loan Tranche B
           2.19% due 12/27/15................... $  827,703 $   635,951
          Lear Corp.
           Term Loan B
           10.46% due 04/25/12(2)...............  1,000,000     906,875
                                                            -----------
                                                              1,867,291
                                                            -----------
        Beverages-Non-alcoholic -- 0.2%
          Le-Natures, Inc.
           9.39% due 03/01/11+(2)(8)(9).........  1,200,000     288,000
                                                            -----------
        Building-Residential/Commercial -- 0.2%
          Tousa, Inc.
           12.25% due 08/15/13+(2)(5)...........  1,297,308     389,192
                                                            -----------
        Casino Services -- 1.0%
          Herbst Gaming, Inc.
           Tranche 1
           12.50% due 12/02/11+(2)(8)...........    265,517     148,689
          Herbst Gaming, Inc.
           Tranche 2
           Delayed Draw-
           Term B
           12.50% due 12/02/11+(2)(8)...........    726,922     407,076
          Holding Gaming Borrower LP
           9.25% due 02/19/13(2)................    997,500     922,687
          Holding Gaming Borrower LP
           Term Loan Tranche B1
           9.25% due 02/19/13(2)................      2,500       2,313
                                                            -----------
                                                              1,480,765
                                                            -----------
        Containers-Paper/Plastic -- 0.5%
          Consolidated Container Co.
           Second Lien Term Loan
           2.50% due 09/28/14(2)................  1,000,000     816,250
                                                            -----------
        Gambling (Non-Hotel) -- 0.7%
          Greektown Holdings Delayed Draw
           11.75% due 09/09/13(2)...............  1,030,542   1,036,983
                                                            -----------
        Medical-Drugs -- 1.0%
          Triax Pharmaceuticals LLC
           16.50% due 08/30/11(1)(2)(15)........  1,584,627   1,442,011
                                                            -----------
        Medical-Hospitals -- 1.3%
          Capella Healthcare, Inc.
           13.00% due 02/29/16(2)...............  1,000,000   1,000,000
          Iasis Healthcare Corp.
           BTL
           6.29% due 06/15/14(2)................    916,397     866,568
                                                            -----------
                                                              1,866,568
                                                            -----------
        Oil-Field Services -- 0.6%
          Stallion Oilfield Service
           8.75% due 08/01/12(2)................  2,000,000     865,000
                                                            -----------
        Theaters -- 0.4%
          AMC Entertainment Holdings, Inc.
           5.62% due 06/15/12(2)................    721,834     633,410
                                                            -----------
        Total Loans
           (cost $13,605,606)...................             10,685,470
                                                            -----------

                                                      Shares/     Market
                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 0.8%
     Building Products-Doors & Windows -- 0.0%
       Masonite Worldwide Holdings+................. $    692  $     26,296
                                                               ------------
     Casino Services -- 0.0%
       Capital Gaming International, Inc.+(1)(2)....       77             0
                                                               ------------
     Energy-Alternate Sources -- 0.0%
       VeraSun Energy Corp.(1)(2)...................   20,000             0
                                                               ------------
     Food-Misc. -- 0.3%
       Wornick Co.+(1)(2)...........................    7,270       363,500
                                                               ------------
     Gambling (Non-Hotel) -- 0.1%
       Shreveport Gaming Holdings, Inc.+(1)(2)......   14,150       214,443
                                                               ------------
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC+(1)(2)(16).........  128,418         1,284
                                                               ------------
     Medical-Outpatient/Home Medical -- 0.0%
       Critical Care Systems International,
        Inc.+(1)(2).................................   69,700        14,532
                                                               ------------
     Oil Companies-Exploration & Production -- 0.2%
       MXEnergy Holdings, Inc.+(1)(2)...............  192,375       257,783
                                                               ------------
     Oil-Field Services -- 0.1%
       Trico Marine Services, Inc.+.................   15,559       120,116
                                                               ------------
     Paper & Related Products -- 0.1%
       Caraustar Industries, Inc.(1)(2).............       73       122,421
                                                               ------------
     Total Common Stock
        (cost $2,583,442)...........................              1,120,375
                                                               ------------
     PREFERRED STOCK -- 0.0%
     Medical-Drugs -- 0.0%
       Triax Pharmaceuticals LLC,
        Class C
        14.70%(1)(2)
        (cost $78,353)..............................   39,177           392
                                                               ------------
     WARRANTS+ -- 0.0%
     Building Products-Doors & Windows -- 0.0%
       Masonite Worldwide Holdings
        Expires 06/09/14
        (strike price $55.31).......................    3,355        12,078
       Masonite Worldwide Holdings
        Expires 06/09/16
        (strike price $55.31).......................    2,517         8,432
                                                               ------------
                                                                     20,510
                                                               ------------
     Oil Companies-Exploration & Production -- 0.0%
       Transmeridian Exploration, Inc.
        Expires 12/15/10
        (Strike price $4.31)(1).....................   44,885             0
                                                               ------------
     Telecom Services -- 0.0%
       Leap Wireless International, Inc.
        Expires 04/15/10
        (strike price $96.80)*(1)(2)................    2,250             0
                                                               ------------
     Total Warrants
        (cost $129,004).............................                 20,510
                                                               ------------
     Total Long-Term Investment Securities
        (cost $161,024,550).........................            144,986,798
                                                               ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                            Market
                                              Principal     Value
                Security Description          Amount**     (Note 2)
          ----------------------------------------------------------
          REPURCHASE AGREEMENT -- 1.1%
            Bank of America Securities
             Joint Repurchase Agreement(3)
             (cost $1,685,000).............. $1,685,000  $  1,685,000
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $162,709,550)(7).........       99.5%  146,671,798
          Other assets less liabilities.....        0.5       684,153
                                             ----------  ------------
          NET ASSETS --                           100.0% $147,355,951
                                             ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2009, the aggregate value of these securities was $43,962,689 representing 29.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Denominated in United States Dollars unless otherwise indicated.
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 2.
(2)Illiquid security. At September 30, 2009, the aggregate value of these securities was $14,571,196 representing 9.9% of net assets.
(3)See Note 2 for details of Joint Repurchase Agreement.
(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2009.
(7)See Note 5 for cost of investments on a tax basis.
(8)Security in default
(9)Company has filed for Chapter 11 bankruptcy protection.
(10)Company has filed for bankruptcy in country of issuance.
(11)Bond is in default and did not pay principal at maturity.
(12)Company has filed for Chapter 7 bankruptcy protection.
(13)The Fund invests in Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Loan.
(14)Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)A portion of the interest is paid in the form of additional bonds.
(16)Consist of more than one class of securities traded together as a unit.
(17)Income may be received in cash or additional bonds at the discretion of the issuer.
(18)Security is in default subsequent to September 30, 2009.
(19)Perpetual maturity-maturity date reflects the next call date.
(20)Subsequent to September 30, 2009. Company filed for Chapter 11 bankruptcy protection.
(21)Bond was in default subsequent to September 30, 2009.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 2):

                                   Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                      Quoted Prices    Observable Inputs Unobservable Inputs     Total
-                                  ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  Convertible Bonds & Notes.......      $     --         $    226,875        $    29,400      $    256,275
  U.S. Corporate Bonds & Notes....            --          115,261,028          4,487,961       119,748,989
  Foreign Corporate Bonds & Notes.            --           13,154,787                  0        13,154,787
  Loans...........................            --            3,550,109          7,135,361        10,685,470
  Common Stock....................       146,412                   --            973,963         1,120,375
  Preferred Stock.................            --                   --                392               392
  Warrants........................        20,510                   --                  0            20,510
Repurchase Agreements.............            --            1,685,000                 --         1,685,000
                                        --------         ------------        -----------      ------------
Total.............................      $166,922         $133,877,799        $12,627,077      $146,671,798
                                        ========         ============        ===========      ============

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

                                                   Convertible  U.S. Corporate Foreign Corporate               Common  Preferred
                                                  Bonds & Notes Bonds & Notes    Bonds & Notes      Loans      Stock     Stock
-                                                 ------------- -------------- ----------------- -----------  -------- ---------
Balance as of 3/31/2009..........................    $16,800     $ 8,088,682      $         0    $ 9,162,825  $691,369 $ 137,017
Accrued discounts/premiums.......................         --            (237)              --         81,536        --        --
Realized gain (loss).............................         --       1,017,775               --       (732,717)       --  (656,190)
Change in unrealized appreciation (depreciation).     12,600      (1,801,171)              --      3,246,443   274,659   519,565
Net purchases (sales)............................         --      (2,817,088)              --     (3,756,159)    7,935         0
Transfers in and/or out of Level 3...............         --              --               --       (866,567)       --        --
                                                     -------     -----------      -----------    -----------  -------- ---------
Balance as of 09/30/2009.........................    $29,400     $ 4,487,961      $         0    $ 7,135,361  $973,963 $     392
                                                     =======     ===========      ===========    ===========  ======== =========

                                                  Warrants
-                                                 --------
Balance as of 3/31/2009..........................  $ 449
Accrued discounts/premiums.......................     --
Realized gain (loss).............................     --
Change in unrealized appreciation (depreciation).   (449)
Net purchases (sales)............................     --
Transfers in and/or out of Level 3...............     --
                                                   -----
Balance as of 09/30/2009.........................  $   0
                                                   =====

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)

Allocation by States*

                      New York...................... 19.6%
                      Massachusetts................. 17.3
                      New Jersey....................  9.4
                      Ohio..........................  8.4
                      Colorado......................  7.4
                      California....................  6.6
                      Texas.........................  6.2
                      Connecticut...................  3.6
                      New Mexico....................  3.5
                      Missouri......................  2.9
                      South Dakota..................  2.8
                      Hawaii........................  2.6
                      Maryland......................  2.2
                      North Carolina................  2.1
                      Arizona.......................  1.8
                      Pennsylvania..................  1.4
                      Nevada........................  0.6
                      Kentucky......................  0.3
                      Georgia.......................  0.1
                      Registered Investment Company.  0.0
                                                     ----
                                                     98.8%
                                                     ====

Credit Quality Allocation+#

                               AAA........  45.0%
                               AA.........  39.9
                               A..........   9.6
                               Not Rated@.   5.5
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)

                                                                     Market
                                                        Principal    Value
                 Security Description                    Amount     (Note 2)
  ----------------------------------------------------
  MUNICIPAL BONDS & NOTES -- 95.0%
  Arizona -- 1.8%
    Arizona Health Facilities Authority Revenue,
     Revenue Bonds
     5.50% due 01/01/31................................ $1,325,000 $1,394,761
                                                                   ----------
  California -- 6.6%
    East Bay California Municipal Utility
     District Water System Revenue,
     Series A
     5.00% due 06/01/32(1).............................  2,500,000  2,706,175
    University of California Revenues,
     Series J
     4.50% due 05/15/35(1).............................  2,500,000  2,515,525
                                                                   ----------
                                                                    5,221,700
                                                                   ----------
  Colorado -- 7.4%
    Aurora Colorado Water Improvement Revenue,
     Series A
     5.00% due 08/01/36(1).............................  3,000,000  3,160,470
    Regional Transportation District
     Colorado Sales Tax Revenue,
     Series A
     5.00% due 11/01/28(1).............................  2,500,000  2,686,050
                                                                   ----------
                                                                    5,846,520
                                                                   ----------
  Connecticut -- 3.6%
    State of Connecticut, Refunded,
     Series B,
     5.00% due 06/01/14(1).............................  2,500,000  2,871,350
                                                                   ----------
  Georgia -- 0.1%
    Georgia Municipal Electric Authority,
     Power Revenue,
     Series Y,
     6.40% due 01/01/13(1).............................     85,000     93,763
                                                                   ----------
  Hawaii -- 2.6%
    Honolulu Hawaii City & County Broad Water Supply,
     Water System Revenue,
     Series A
     4.75% due 07/01/31(1).............................  2,000,000  2,079,340
                                                                   ----------
  Maryland -- 2.2%
    Baltimore Maryland Project Revenue,
     Series A
     5.00% due 07/01/38(1).............................  1,650,000  1,768,057
                                                                   ----------
  Massachusetts -- 17.3%
    Massachusetts State School Building Authority,
     Series A
     5.00% due 08/15/24(1).............................  3,000,000  3,306,630
    Massachusetts State Water Resources Authority,
     Revenue Bonds,
     Series A,
     5.00% due 08/01/24(1).............................  3,910,000  4,242,037
    Massachusetts State,
     Series C
     5.25% due 08/01/24(1).............................  2,300,000  2,620,482

                                                                   Market
                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   Massachusetts (continued)
     University of Massachusetts Building Authority
      Project Revenue,
      Series 04-1,
      5.25% due 11/01/27(1).......................... $3,000,000 $ 3,529,800
                                                                 -----------
                                                                  13,698,949
                                                                 -----------
   Missouri -- 2.9%
     Missouri State Health & Educational Facilities
      Authority,
      Series 2003-B
      5.50% due 11/15/32(1)..........................  2,000,000   2,274,540
                                                                 -----------
   New Jersey -- 9.4%
     Garden State Preservation Trust New Jersey
      Open Space & Farmland, Series A,
      5.80% due 11/01/17(1)..........................  2,500,000   2,994,775
     New Jersey Economic Development Authority
      Revenue Bond, School Facility Construction
      5.00% due 03/01/10(1)(2).......................  2,000,000   2,273,980
     New Jersey State Transportation Transit Fund
      Authority,
      Series C
      zero coupon due 12/15/25(1)....................  5,000,000   2,218,950
                                                                 -----------
                                                                   7,487,705
                                                                 -----------
   New Mexico -- 3.5%
     New Mexico Finance Authority Transportation,
      Series A,
      5.25% due 06/15/21(1)..........................  2,500,000   2,746,800
                                                                 -----------
   New York -- 16.7%
     City of Niagara Falls New York,
      General Obligation
      7.50% due 03/01/13(1)..........................    410,000     475,059
     City of Niagara Falls New York,
      Prerefunded,
      General Obligation
      7.50% due 03/01/13(1)..........................     35,000      42,440
     City of Niagara Falls New York,
      General Obligation
      7.50% due 03/01/14(1)..........................    510,000     605,885
     City of Niagara Falls New York,
      Prerefunded,
      General Obligation
      7.50% due 03/01/14(1)..........................     45,000      56,710
     New York New York City Municipal Water
      Finance Authority, Water & Sewer Revenue,
      Fiscal 2009 -- Series A
      5.75% due 06/15/40.............................  2,600,000   2,966,054
     New York State Thruway Authority,
      Series G,
      5.25% due 01/01/27(1)..........................  1,500,000   1,616,730

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


                                                                   Market
                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES (continued)
   New York (continued)
     Port Authority New York & New Jersey,
      Revenue Bonds
      4.50% due 09/15/39............................. $3,000,000 $ 3,055,380
     Sales Tax Asset Receivables Corp.,
      Series A,
      5.25% due 10/15/27(1)..........................  2,000,000   2,206,580
     Triborough Bridge & Tunnel Authority,
      Series A-2
      5.25% due 11/15/34.............................  2,000,000   2,219,860
                                                                 -----------
                                                                  13,244,698
                                                                 -----------
   North Carolina -- 2.1%
     Wake County North Carolina, General Obligation
      4.50% due 03/01/26.............................  1,550,000   1,678,433
                                                                 -----------
   Ohio -- 8.4%
     Ohio State Higher Educational Facility
      Commission,
      Revenue Bonds
      5.25% due 01/01/29.............................  1,845,000   1,939,242
     Olentangy Local School District Ohio,
      Series A,
      5.25% due 12/01/27(1)..........................  3,250,000   3,770,585
     Woodridge, Ohio, Woodmore Local School
      District,
      6.80% due 12/01/14(1)..........................    880,000     978,798
                                                                 -----------
                                                                   6,688,625
                                                                 -----------
   Pennsylvania -- 1.4%
     Pennsylvania State Higher Educational Facility
      Authority,
      Series B
      6.00% due 08/15/22.............................  1,000,000   1,143,920
                                                                 -----------
   South Dakota -- 2.8%
     South Dakota State Health & Educational
      Facilities Revenue, Refunding,
      6.25% due 07/01/10(1)..........................  2,120,000   2,201,366
                                                                 -----------
   Texas -- 6.2%
     Austin Texas Water & Wastewater System,
      Series A
      5.00% due 11/15/34(1)..........................  2,140,000   2,264,441
     Dallas Texas Area Rapid Transportation,
      Sales Tax Revenue
      5.00% due 12/01/36(1)..........................  2,500,000   2,658,900
                                                                 -----------
                                                                   4,923,341
                                                                 -----------
   Total Long-Term Investment Securities
     (cost $69,829,113)..............................             75,363,868
                                                                 -----------

                                                   Principal    Market
                                                    Amount/     Value
                 Security Description               Shares     (Note 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 3.8%
       MUNICIPAL BONDS & NOTES
       Kentucky -- 0.3%
         Louisville & Jefferson County Kentucky
          Metropolitan Sewer District,
          Series A
          0.35% due 10/01/09(1)(2)............... $  190,000  $   190,000
                                                              -----------
       Nevada -- 0.6%
         Clark County Nevada School District,
          Series A
          0.35% due 10/01/09(1)(2)...............    470,000      470,000
                                                              -----------
       New York -- 2.9%
         New York NY,
          Series H
          0.35% due 10/01/09(1)(2)...............  2,330,000    2,330,000
                                                              -----------
       Total Municipal Bonds & Notes
          (cost $2,990,000)......................               2,990,000
                                                              -----------
       Registered Investment Company -- 0.0%
         SSGA Tax Free Money Market Fund
         (cost $5,320)...........................      5,320        5,320
                                                              -----------
       Total Short-Term Investment Securities
          (cost $2,995,320)......................               2,995,320
                                                              -----------
       TOTAL INVESTMENTS --
          (cost $72,824,433)(3)..................      98.8 %  78,359,188
       Other assets less liabilities.............        1.2      945,190
                                                  ----------  -----------
       NET ASSETS --                                  100.0 % $79,304,378
                                                  ==========  ===========

--------
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value of these securities is $63,956,218 or 80.7% of Net Assets.
(2)Variable Rate Security -- the rate reflected is as of September 30, 2009, maturity date reflects next reset date.
(3)See Note 5 for cost of investments on a tax basis.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2009 -- (unaudited)
        (continued)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009 (see Note 2):

                                   Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                      Quoted Prices    Observable Inputs Unobservable Inputs     Total
-                                  ------------------- ----------------- -------------------- -----------
Long-Term Investment Securities:
  Municipal Bonds & Notes.........     $       --         $75,363,868         $       --      $75,363,868
Short Term Investment Securities:
  Municipal Bonds & Notes.........             --           2,990,000                 --        2,990,000
  Registered Investment Companies.             --               5,320                 --            5,320
                                       ----------         -----------         ----------      -----------
Total.............................     $       --         $78,359,188         $       --      $78,359,188
                                       ==========         ===========         ==========      ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by the active trading of municipal bonds and other municipal securities. Under normal market conditions, at least 80% of Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced by using the average of at least two independent quotes obtained from brokers.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)

   investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, then those securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of September 30, 2009, are reported on a schedule following the Portfolio of Investments.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund and the GNMA Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)

   the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the period ended September 30, 2009, the GNMA Fund entered into dollar roll transactions. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At September 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                            Percentage Principal
Fund                         Interest   Amount
----                        ---------- ----------
U.S. Government Securities.    5.95%   11,058,000
GNMA.......................   26.75    49,686,000
Strategic Bond.............    1.43     2,657,000

   As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $185,727,000, a repurchase price of $185,727,052, and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

                                   Maturity  Principal      Market
Type of Collateral   Interest Rate   Date     Amount        Value
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.15%     02/25/10 $189,560,000 $189,446,264

   At September 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with Bank of America Securities:

                 Percentage Principal
Fund              Interest   Amount
----             ---------- ----------
High Yield Bond.    1.45%   $1,685,000

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   Bank of America Securities, dated September 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $116,125,000, a repurchase price of $116,125,097 and a maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

                                   Maturity  Principal      Market
Type of Collateral   Interest Rate   Date     Amount        Value
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.04%     12/10/09 $118,450,000 $118,440,524

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              Management
                                           Assets                Fees
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............           $0 - $200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550
Tax Exempt Insured Fund*........           $0 - $350 million    0.500
                                 (greater than) $350 million    0.450

--------
* Pursuant to a Fee Waiver Agreement, effective July 29, 2008, SunAmerica is contractually obligated to waive its advisory fee with respect to the Tax Exempt Insured Fund so that the advisory fee payable by the Fund to SunAmerica under the agreement equals 0.15% of average daily net assets. This fee waiver will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, SunAmerica or AIG Global Investment Corp., within the meaning of the 1940 Act.

   For the period ended September 30, 2009, the amount of the investment advisory fee waived was $130,732 for the Tax Exempt Insured Fund. The amount is reflected in the Statement of Operations.

   The Strategic Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a Subadvisory Agreement with SunAmerica. The High Yield Bond Fund is subadvised by Wellington Management Company, LLP ("Wellington Management"), who replaced AIGGIC as the subadviser to this Fund on July 24, 2009. Under the Subadvisory Agreements, AIGGIC and Wellington Management manage the investment and reinvestment of the assets of the Strategic Bond Fund and Tax Exempt Insured Fund, and the High Yield Bond Fund, respectively. AIGGIC is an indirect wholly-owned subsidiary of AIG, and an affiliate of SunAmerica.

   SunAmerica pays AIGGIC and Wellington Management fees out of advisory fees it receives from the Funds. The portion of the investment advisory fees received by SunAmerica that are paid to AIGGIC with respect to the Strategic Bond Fund and Tax Exempt Insured Fund, and to Wellington Management with respect to the High Yield Bond Fund, are as follows:

                                     Subadvisory Fees
              -                ---------------------------
                               Strategic Bond  Tax Exempt
Assets                              Fund      Insured Fund+
------                         -------------- -------------
$0 - $200 million.............      0.35%         0.25%
  (greater than) $200 million.      0.25          0.22
  (greater than) $500 million.      0.20          0.15

                               High Yield Bond
                                    Fund*
                               ---------------
$0 - $150 million.............      0.40%
  (greater than) $150 million.      0.35
  (greater than) $500 million.      0.30

--------
* Prior to September 15, 2009, the amount of subadvisory fees paid to AIGGIC under its prior subadvisory agreement with SunAmerica, and to Wellington Management under its interim subadvisory agreement with SunAmerica, which went into effect on July 24, 2009 when Wellington Management replaced AIGGIC, were 0.45% on the first $200 million, 0.35% on the next $300 million, and 0.30% on assets over $500 million. Upon shareholder approval of the new subadvisory agreement with Wellington Management on September 15, 2009, the rates reflected in the table went into effect.
+ Pursuant to a Subadvisory Fee Waiver Agreement, effective July 29, 2008, AIGGIC is contractually obligated to waive its subadvisory fee with respect to the Tax Exempt Insured Fund so that the subadvisory fee payable by SunAmerica to AIGGIC under the subadvisory agreement equals 0.075% of average daily net assets. The Subadvisory Fee Waiver Agreement will continue in effect as long as the Fee Waiver Agreement remains in effect.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, SunAmerica or AIGGIC, within the meaning of the 1940 Act ("Disinterested Trustees").

Fund                                Percentage
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Fund Class A..................    0.99
GNMA Fund Class B..................    1.64
GNMA Fund Class C..................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

   Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund                             Percentage
----                             ----------
Tax Exempt Insured Fund Class C.    1.95%

   For the U.S. Government Fund and GNMA Fund, any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended September 30, 2009, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                            Other Expenses
Fund                          Reimbursed
----                        --------------
U.S. Government Securities.    $117,733

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $211,283
U.S. Government Securities Class B.      26,936
U.S. Government Securities Class C.      35,199
GNMA Class A.......................     221,254
GNMA Class B.......................      38,464
GNMA Class C.......................      65,294
High Yield Bond Class A............      54,636
High Yield Bond Class B............      22,980
High Yield Bond Class C............      32,986
Tax Exempt Insured Class C.........       2,171

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   At September 30, 2009, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                            Other Expenses
Fund                          Reimbursed
----                        --------------
U.S. Government Securities.    $454,896

                                    Class Specific
                                       Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities Class A.    $938,438
U.S. Government Securities Class B.      95,389
U.S. Government Securities Class C.     111,141
GNMA Class A.......................     886,707
GNMA Class B.......................     150,805
GNMA Class C.......................     166,485

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the period ended
   September 30, 2009, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2009, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   Class A                           Class B        Class C
                            ----------------------------------------------------  -------------- --------------
                                                                     Contingent     Contingent     Contingent
                             Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales Deferred Sales
Fund                        Charges  Broker-dealers Broker-dealers    Charges        Charges        Charges
----                        -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities. $ 40,183    $ 2,865        $ 30,949       $(1,296)       $11,551        $ 2,955
GNMA.......................  324,160     34,615         234,264         2,875         21,764         29,479
Strategic Bond.............  209,103     20,521         152,237         4,465         34,771         15,755
High Yield Bond............   77,281     12,049          50,510             0         23,068          2,753
Tax Exempt Insured.........   73,232     10,640          50,263             0          3,199            503

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2009, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                      Payable at
Fund                                     Expenses September 30, 2009
----                                     -------- ------------------
U.S. Government Securities Fund Class A. $170,814      $25,988
U.S. Government Securities Fund Class B.   14,044        2,009
U.S. Government Securities Fund Class C.   20,367        3,291
GNMA Fund Class A.......................  369,635       59,730
GNMA Fund Class B.......................   45,025        6,899
GNMA Fund Class C.......................   85,979       14,241
Strategic Bond Fund Class A.............  283,966       50,547
Strategic Bond Fund Class B.............   46,009        8,019
Strategic Bond Fund Class C.............  251,982       45,097
High Yield Bond Fund Class A............   79,976       14,381
High Yield Bond Fund Class B............   20,821        3,575
High Yield Bond Fund Class C............   45,838        8,224
Tax Exempt Insured Fund Class A.........   62,045       10,521
Tax Exempt Insured Fund Class B.........    2,755          414
Tax Exempt Insured Fund Class C.........   17,374        2,871

   At September 30, 2009, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Fixed Income Strategy Portfolio and Focused Fixed Income and Equity Strategy Portfolio owned 6.0% and 8.9% of the SunAmerica U.S. Government Fund, respectively; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 15.3% and 11.0% of the SunAmerica GNMA Fund, respectively; and Focused Multi-Asset Strategy Portfolio owned 15.8% of SunAmerica Strategic Bond Fund.

   Due to redemptions of shares in the U.S. Government Securities Fund on June 6, 2009, June 9, 2009 and June 10, 2009, the Fund had borrowings in excess of 5% of the Fund's total assets. The U.S. Government Securities Fund is subject to an investment restriction which prohibits the Fund from borrowing in excess of 5% of total assets for temporary or emergency purposes. On June 10, 2009, the U.S. Government Securities Fund closed out its excess borrowing position. SunAmerica reimbursed the U.S. Government Securities Fund for the accumulated interest charges on the excess borrowings of $647.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2009 were as follows:

                                                  U.S. Government                                        Tax Exempt
                                                    Securities        GNMA      Strategic    High Yield   Insured
                                                       Fund           Fund      Bond Fund    Bond Fund      Fund
                                                  --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S. government securities).  $         --   $         -- $391,791,135 $111,096,225 $30,784,747
Sales (excluding U.S. government securities).....            --             --  332,168,313   99,050,693  22,627,510
Purchases of U.S. government securities..........   608,349,888    245,999,011   19,795,624           --          --
Sales of U.S. government securities..............   618,536,226    281,816,459   42,542,921           --          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount, post-October losses, and derivative transactions.

                                          Distributable Earnings                   Tax Distributions
                                    For the year ended March 31, 2009      For the year ended March 31, 2009
                                 ---------------------------------------  ------------------------------------
                                               Long-term
                                             Gains/Capital   Unrealized
                                  Ordinary       Loss       Appreciation   Ordinary     Long-Term
                                   Income      Carryover   (Depreciation)   Income    Capital Gains Tax Exempt
-                                ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities Fund. $  281,907  $ (1,844,407)  $ 14,043,968  $ 6,096,750     $ --      $       --
GNMA Fund.......................  2,265,563            --     14,784,913   16,899,882       --              --
Strategic Bond Fund.............  2,167,867   (41,107,772)   (94,299,209)  51,954,475       --              --
High Yield Bond Fund............  2,200,551   (94,680,692)   (64,044,645)  15,266,449       --              --
Tax Exempt Insured Fund.........     53,346*     (443,460)     2,313,106           --       --       1,928,998

--------
*  Tax exempt distributable earnings.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                Government                                             Tax Exempt
                                                Securities       GNMA        Strategic    High Yield    Insured
                                                   Fund          Fund        Bond Fund    Bond Fund       Fund
                                               ------------  ------------  ------------  ------------  -----------
Cost.......................................... $191,110,300  $557,614,519  $574,068,780  $163,786,979  $72,821,608
                                               ============  ============  ============  ============  ===========
Appreciation..................................    5,008,375    13,117,068    37,031,240     8,670,655    5,534,755
Depreciation..................................     (173,781)     (414,996)  (29,305,668)  (25,785,836)       2,825
                                               ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net. $  4,834,594  $ 12,702,072  $  7,725,572  $(17,115,181) $ 5,537,580
                                               ============  ============  ============  ============  ===========

   As of March 31, 2009, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund                           2010        2011     2012 2013 2014    2015       2016       2017
----                        ----------- ----------- ---- ---- ---- ---------- ---------- -----------
U.S. Government Securities. $        -- $        -- $ -- $ -- $ -- $1,844,407 $       -- $        --
GNMA.......................          --          --   --   --   --         --         --          --
Strategic Bond.............   6,464,175  10,040,945   --   --   --         --  1,093,730  23,508,922
High Yield Bond............  32,249,552  48,994,980   --   --   --         --  4,051,423   9,384,737
Tax Exempt Insured.........          --          --   --   --   --         --    110,179     333,281

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2009:

                            Capital Loss Capital Loss
                            Carryforward Carryforward
Fund                          Utilized     Expired
----                        ------------ ------------
U.S. Government Securities.  $2,110,840   $       --
Strategic Bond.............          --    5,601,470
High Yield Bond............          --    5,383,683

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2009, the Funds elected to defer losses as follows:

                              Deferred     Deferred
                            Post-October Post-October
Fund                        Capital Loss Currency Loss
----                        ------------ -------------
U.S. Government Securities. $    62,965    $     --
GNMA.......................     214,074          --
Strategic Bond.............  61,991,961     944,426
High Yield Bond............  24,552,841          --
Tax Exempt Insured.........     296,588          --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                           U.S. Government Securities Fund
                         --------------------------------------------------------------------------------------------------
                                                Class A                                           Class B
                         ----------------------------------------------------  --------------------------------------------
                                  For the                                             For the
                             six months ended                For the              six months ended           For the
                            September 30, 2009             year ended            September 30, 2009         year ended
                                (unaudited)              March 31, 2009             (unaudited)           March 31, 2009
                         ------------------------  --------------------------  ---------------------  ---------------------
                           Shares       Amount        Shares        Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)(4).    931,057  $  9,116,940    9,690,670  $  93,729,200    60,077  $   590,902   732,418  $ 7,103,474
Reinvested shares.......    149,314     1,461,108      421,489      4,055,900     7,786       76,197    25,816      248,047
Shares redeemed(1)(2)... (4,412,821)  (42,667,064) (11,990,274)  (117,892,171) (542,447)  (5,294,378) (767,191)  (7,490,841)
                         ----------  ------------  -----------  -------------  --------  -----------  --------  -----------
Net increase (decrease). (3,332,450) $(32,089,016)  (1,878,115) $ (20,107,071) (474,584) $(4,627,279)   (8,957) $  (139,320)
                         ==========  ============  ===========  =============  ========  ===========  ========  ===========

                                    U.S. Government Securities Fund
                         ----------------------------------------------------
                                                Class C
                         ----------------------------------------------------
                                  For the
                             six months ended                For the
                            September 30, 2009             year ended
                                (unaudited)              March 31, 2009
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold.............    228,907  $  2,245,705    1,499,699  $  14,536,998
Reinvested shares.......      9,877        96,583       24,122        231,902
Shares redeemed(3)(4)...   (409,339)   (4,002,547)  (1,274,412)   (12,379,114)
                         ----------  ------------  -----------  -------------
Net increase (decrease).   (170,555) $ (1,660,259)     249,409  $   2,389,786
                         ==========  ============  ===========  =============

--------
(1)For the year ended March 31, 2009, includes automatic conversion of 79,946 shares of Class B shares in the amount of $787,506 to 79,992 shares of Class A shares in the amount of $787,506.
(2)For the year ended March 31, 2009, includes automatic conversion of 8,074 shares of Class C shares in the amount of $76,701 to 8,070 shares of Class A shares in the amount of $76,701.
(3)For the six month period ended September 30, 2009, includes automatic conversion of 145,067 shares of Class B shares in the amount of $1,418,143 to 145,077 shares of Class A shares in the amount of $1,418,143.
(4)For the six month period ended September 30, 2009, includes automatic conversion of 3,788 shares of Class C shares in the amount of $37,556 to 3,785 shares of Class A shares in the amount of $37,556.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)

                                                                      GNMA Fund
                      --------------------------------------------------------------------------------------------------------
                                             Class A                                              Class B
                      -----------------------------------------------------  -------------------------------------------------
                               For the                                               For the
                           six months ended                For the               six months ended              For the
                          September 30, 2009             year ended             September 30, 2009           year ended
                             (unaudited)               March 31, 2009              (unaudited)             March 31, 2009
                      -------------------------  --------------------------  -----------------------  ------------------------
                         Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                      -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares
 sold(1)(3)(5)(7)....   5,574,277  $ 65,337,908   16,454,058  $ 190,740,558     237,581  $ 2,794,956     893,277  $ 10,341,831
Reinvested shares....     259,144     3,042,048      930,075     10,662,369      21,559      253,697     115,705     1,333,338
Shares redeemed(1)(5)  (7,323,065)  (85,712,078) (16,639,819)  (190,295,408)   (847,915)  (9,958,185) (1,256,553)  (14,461,371)
                      -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease)..........  (1,489,644) $(17,332,122)     744,314  $  11,107,519    (588,775) $(6,909,532)   (247,571) $(2,786,202)
                      ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                            GNMA Fund
                      -----------------------------------------------------
                                             Class C
                      -----------------------------------------------------
                               For the
                           six months ended                For the
                          September 30, 2009             year ended
                             (unaudited)               March 31, 2009
                      -------------------------  --------------------------
                         Shares       Amount        Shares        Amount
                      -----------  ------------  -----------  -------------
Shares sold..........   1,806,799  $ 21,263,939    4,782,459  $  55,469,801
Reinvested shares....      33,194       391,211      110,892      1,283,588
Shares redeemed(3)(7)  (1,535,458)  (18,047,408)  (1,545,670)   (17,880,557)
                      -----------  ------------  -----------  -------------
Net increase
 (decrease)..........     304,535  $  3,607,742    3,347,681  $  38,872,832
                      ===========  ============  ===========  =============

                                                                 Strategic Bond Fund
                      --------------------------------------------------------------------------------------------------------
                                             Class A                                              Class B
                      -----------------------------------------------------  -------------------------------------------------
                               For the                                               For the
                           six months ended                For the               six months ended              For the
                          September 30, 2009             year ended             September 30, 2009           year ended
                             (unaudited)               March 31, 2009              (unaudited)             March 31, 2009
                      -------------------------  --------------------------  -----------------------  ------------------------
                         Shares       Amount        Shares        Amount       Shares       Amount      Shares       Amount
                      -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Shares
 sold(2)(4)(6)(8)....  16,994,182  $ 51,016,799   28,181,402  $  88,303,532   1,393,224  $ 4,208,505   2,768,121  $  8,604,917
Reinvested shares....   1,898,366     5,805,586    6,911,590     20,910,397     257,336      785,081     757,346     2,245,433
Shares redeemed(2)(6) (14,068,052)  (42,291,913) (90,064,427)  (269,765,594) (1,763,461)  (5,283,067) (4,525,516)  (13,765,056)
                      -----------  ------------  -----------  -------------  ----------  -----------  ----------  ------------
Net increase
 (decrease)..........   4,824,496  $ 14,530,472  (54,971,435) $(160,551,665)   (112,901) $  (289,481) (1,000,049) $(2,914,706)
                      ===========  ============  ===========  =============  ==========  ===========  ==========  ============

                                       Strategic Bond Fund
                      -----------------------------------------------------
                                             Class C
                      -----------------------------------------------------
                               For the
                           six months ended                For the
                          September 30, 2009             year ended
                             (unaudited)               March 31, 2009
                      -------------------------  --------------------------
                         Shares       Amount        Shares        Amount
                      -----------  ------------  -----------  -------------
Shares sold..........  12,325,996  $ 37,227,719   20,978,989  $  65,587,436
Reinvested shares....   1,209,527     3,711,561    3,188,058      9,483,900
Shares redeemed(4)(8)  (8,644,362)  (26,187,676) (26,879,603)   (82,124,482)
                      -----------  ------------  -----------  -------------
Net increase
 (decrease)..........   4,891,161  $ 14,751,604   (2,712,556) $  (7,053,146)
                      ===========  ============  ===========  =============

--------
(1)For the year ended March 31, 2009, includes automatic conversion of 194,261 shares of Class B shares in the amount of $2,260,711 to 194,763 shares of Class A shares in the amount of $2,260,711.
(2)For the year ended March 31, 2009, includes automatic conversion of 486,542 shares of Class B shares in the amount of $1,447,732 to 486,396 shares of Class A shares in the amount of $1,447,732.
(3)For the year ended March 31, 2009, includes automatic conversion of 2,419 shares of Class C shares in the amount of $27,243 to 2,428 shares of Class A shares in the amount of $27,243.
(4)For the year ended March 31, 2009, includes automatic conversion of 1,926 shares of Class C shares in the amount of $5,981 to 1,934 shares of Class A shares in the amount of $5,981.
(5)For the six month period ended September 30, 2009, includes automatic conversion of 392,434 shares of Class B shares in the amount of $4,607,745 to 393,486 shares of Class A shares in the amount of $4,607,745.
(6)For the six month period ended September 30, 2009, includes automatic conversion of 623,037 shares of Class B shares in the amount of $1,880,996 to 622,703 shares of Class A shares in the amount of $1,880,996.
(7)For the six month period ended September 30, 2009, includes automatic conversion of 2,338 shares of Class C shares in the amount of $27,582 to 2,348 shares of Class A shares in the amount of $27,582.
(8)For the six month period ended September 30, 2009, includes automatic conversion of 2,163 shares of Class C shares in the amount of $6,093 to 2,171 shares of Class A shares in the amount of $6,093.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)

                                                                  High Yield Bond Fund
                        --------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        ----------------------------------------------------  --------------------------------------------------
                                 For the                                               For the
                            six months ended                For the               six months ended               For the
                           September 30, 2009             year ended             September 30, 2009            year ended
                               (unaudited)              March 31, 2009               (unaudited)             March 31, 2009
                        ------------------------  --------------------------  ------------------------  ------------------------
                          Shares       Amount        Shares        Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares sold(1)(3)(5)(7)  5,135,215  $ 14,882,834   22,337,994  $  75,859,217     653,209  $  1,937,467     906,056  $  3,224,831
Reinvested shares......    738,187     2,206,345    1,546,637      4,985,176     166,896       498,678     399,013     1,255,376
Shares redeemed(1)(5).. (3,939,288)  (11,518,423) (26,686,670)   (90,949,453) (1,286,659)   (3,757,007) (2,955,881)   (9,863,942)
                        ----------  ------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease)  1,934,114  $  5,570,756   (2,802,039) $(10,105,060)    (466,554) $(1,320,862)  (1,650,812) $(5,383,735)
                        ==========  ============  ===========  =============  ==========  ============  ==========  ============

                                        High Yield Bond Fund
                        ----------------------------------------------------
                                               Class C
                        ----------------------------------------------------
                                 For the
                            six months ended                For the
                           September 30, 2009             year ended
                               (unaudited)              March 31, 2009
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............  2,907,168  $  8,448,908    6,335,877  $  22,432,864
Reinvested shares......    354,883     1,066,869      708,423      2,246,671
Shares redeemed(3)(7).. (2,105,806)   (6,212,303)  (8,506,235)   (29,899,515)
                        ----------  ------------  -----------  -------------
Net increase (decrease)  1,156,245  $  3,303,474   (1,461,935) $  (5,219,980)
                        ==========  ============  ===========  =============

                                                                 Tax Exempt Insured Fund
                        --------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        ----------------------------------------------------  --------------------------------------------------
                                 For the                                               For the
                            six months ended                For the               six months ended               For the
                           September 30, 2009             year ended             September 30, 2009            year ended
                               (unaudited)              March 31, 2009               (unaudited)             March 31, 2009
                        ------------------------  --------------------------  ------------------------  ------------------------
                          Shares       Amount        Shares        Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares sold(2)(4)(6)(8)    667,531  $  8,359,506      898,941  $  10,737,867      31,331  $    391,453      60,526  $    732,314
Reinvested shares......     39,788       498,861       80,083        971,850       1,433        17,975       4,261        51,727
Shares redeemed(2)(6)..   (398,751)   (4,967,418)    (438,991)    (5,309,371)    (91,079)   (1,139,063)    (99,866)   (1,189,974)
                        ----------  ------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase (decrease)    308,568  $  3,890,949      540,033  $   6,400,346     (58,315) $  (729,635)     (35,079) $  (405,933)
                        ==========  ============  ===========  =============  ==========  ============  ==========  ============

                                       Tax Exempt Insured Fund
                        ----------------------------------------------------
                                               Class C
                        ----------------------------------------------------
                                 For the
                            six months ended                For the
                           September 30, 2009             year ended
                               (unaudited)              March 31, 2009
                        ------------------------  --------------------------
                          Shares       Amount        Shares        Amount
                        ----------  ------------  -----------  -------------
Shares sold............    353,081  $  4,415,232      931,608  $  11,190,502
Reinvested shares......      9,321       116,870        9,925        120,592
Shares redeemed(4)(8)..   (222,326)   (2,766,309)    (146,791)    (1,756,306)
                        ----------  ------------  -----------  -------------
Net increase (decrease)    140,076  $  1,765,793      794,742  $   9,554,788
                        ==========  ============  ===========  =============

--------
(1)For the year ended March 31, 2009, includes automatic conversion of 503,556 shares of Class B shares in the amount of $1,482,942 to 504,345 shares of Class A shares in the amount of $1,482,942.
(2)For the year ended March 31, 2009, includes automatic conversion of 39,126 shares of Class B shares in the amount of $479,229 to 39,169 shares of Class A shares in the amount of $479,229.
(3)For the year ended March 31, 2009, includes automatic conversion of 157 shares of Class C shares in the amount of $638 to 157 shares of Class A shares in the amount of $638.
(4)For the year ended March 31, 2009, includes automatic conversion of 104 shares of Class C shares in the amount of $1,284 to 104 shares of Class A shares in the amount of $1,284.
(5)For the six month period ended September 30, 2009, includes automatic conversion of 636,672 shares of Class B shares in the amount of $1,851,241 to 638,635 shares of Class A shares in the amount of $1,851,241.
(6)For the six month period ended September 30, 2009, includes automatic conversion of 42,855 shares of Class B shares in the amount of $537,185 to 42,890 shares of Class A shares in the amount of $537,185.
(7)For the six month period ended September 30, 2009, includes automatic conversion of 3,693 shares of Class C shares in the amount of $9,886 to 3,708 shares of Class A shares in the amount of $9,886.
(8)For the six month period ended September 30, 2009, includes automatic conversion of 1,334 shares of Class C shares in the amount of $16,425 to 1,335 shares of Class A shares in the amount of $16,425.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


Note 7. Lines of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 18, 2009 the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2009, the following Funds had borrowings:

                                                  Average   Weighted
                               Days     Interest    Debt    Average
Fund                        Outstanding Charges   Utilized  Interest
----                        ----------- -------- ---------- --------
U.S. Government Securities.      3        $452   $7,592,175   0.72%
Strategic Bond.............     17         304      948,130   0.68
High Yield Bond............      8         125      806,987   0.70

   At September 30, 2009, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2009 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                          Retirement Plan Retirement Plan Retirement Plan
                             Liability        Expense        Payments
                          --------------- --------------- ---------------
Fund                                 As of September 30, 2009
----                      -----------------------------------------------
U.S. Government
 Securities..............     $17,418          $448           $2,568
GNMA.....................       7,043           516              953
Strategic Bond...........       6,655           538              844
High Yield Bond..........       7,312           135            1,097
Tax Exempt Insured.......       4,800           101              720

Note 10. Investment Concentration

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might be able to recover its investment from the U.S. Government. As a result of the U.S. Government Securities Fund and GNMA Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of period, the U.S. Government Securities Fund and GNMA Fund had 54.7% and 88.8%, respectively, of their total net assets invested in such securities.

Note 11: Subsequent Events

   The Trust has performed an evaluation of subsequent events through November 25, 2009, which is the date the financial statements were issued. The following subsequent events were noted.

   Strategic Bond Fund

   On September 5, 2009, AIG entered into an agreement to sell a portion of its investment advisory and asset management business (the "Transaction") to Bridge Partners, L.P. ("Bridge Partners"), a partnership formed by Pacific Century Group, a Hong Kong-based private investment firm. The entities being sold include AIGGIC. Prior to the closing of the Transaction, AIGGIC will be merged with and into a Delaware limited liability company (the surviving entity, PineBridge Investments LLC, being referred to herein as "PineBridge"). As part of the Transaction, AIG will cause the indirect transfer of PineBridge to Bridge Partners. PineBridge, as successor to AIGGIC, will remain a registered investment adviser pursuant to the Investment Advisers Act of 1940, as amended. The Transaction is expected to close in December 2009, and is subject to the receipt of the requisite regulatory approvals and the satisfaction of other conditions to closing. Upon the closing of the Transaction, the existing subadvisory agreement between SunAmerica and AIGGIC with respect to the Strategic Bond Fund (the "Current Strategic Bond Subadvisory Agreement") will terminate.

   At a meeting held on November 9, 2009, the Board of Trustees appointed PineBridge, as the successor to AIGGIC, to serve as subadviser to the Strategic Bond Fund pursuant to a new subadvisory agreement between SunAmerica and PineBridge (the "PineBridge Subadvisory Agreement"), subject to approval by the Strategic Bond Fund's shareholders. The Board also approved an interim subadvisory agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund (the "Interim PineBridge Subadvisory Agreement") that will go into effect upon the closing of the Transaction, and will remain in effect for 150 days from its effective date or until the PineBridge Subadvisory Agreement is approved by the Strategic Bond Fund's shareholders, whichever is earlier. Pursuant to both the PineBridge Subadvisory Agreement and the Interim PineBridge

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2009 -- (unaudited) (continued)

   Subadvisory Agreement, SunAmerica will pay PineBridge a subadvisory fee equal to the subadvisory fee that is currently paid to AIGGIC under the Current Strategic Bond Subadvisory Agreement.

   At this same meeting, the Board also recommended that a special meeting of shareholders be convened so that shareholders of the Strategic Bond Fund can vote on a proposal to approve the operation of the Fund in a manner consistent with the Fund's exemptive order from the Securities and Exchange Commission that would permit SunAmerica to, among other things, enter into or amend subadvisory agreements with unaffiliated subadvisers upon approval by the Board but without obtaining shareholder approval, subject to certain conditions (the "Manager of Managers Proposal").

   On or about February 16, 2010, the Strategic Bond Fund expects to convene a special meeting of shareholders with respect to the Manager of Managers Proposal and the proposal to approve the PineBridge Subadvisory Agreement. Shareholders of record on the record date, entitled to notice of and to vote at the special meeting, will receive proxy materials describing the PineBridge Subadvisory Agreement and the Manager of Managers Proposal in greater detail.

   Tax Exempt Insured Fund

   The portion of AIG's investment advisory and asset management business that is not being sold in connection with the Transaction, including the portion responsible for managing the Tax Exempt Insured Fund, will remain with AIG under a newly organized investment advisory subsidiary, AIG Asset Management (U.S.), LLC ("AMG"), which is a wholly owned subsidiary of AIG Global Asset Management Holdings Corp. ("AGAMCO"), a holding company that is a wholly-owned indirect subsidiary of AIG. As a result, at this same meeting, the Board also approved the transfer from AIGGIC to AMG of the current subadvisory agreement and current subadvisory fee waiver agreement between SunAmerica and AIGGIC with respect to the Tax Exempt Insured Fund (the "AMG Subadvisory Agreement"), which is anticipated to become effective on or before the closing of the Transaction. The subadvisory fee rate to be paid by SunAmerica to AMG under the AMG Subadvisory Agreement will remain the same as the subadvisory fee rate currently paid by SunAmerica to AIGGIC.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of the Trust, including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust or its separate series (each a "Fund" and collectively, the "Funds"), SunAmerica, AIGGIC or Wellington Management (the "Disinterested Trustees"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending
August 31, 2010 at an in-person meeting held on August 25, 2009. The Trust currently consists of five separate Funds, including the SunAmerica GNMA Fund, High Yield Bond Fund, Strategic Bond Fund, Tax Exempt Insured Fund and U.S. Government Securities Fund. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and AIGGIC (the "AIGGIC Subadvisory Agreement") with respect to the Strategic Bond Fund and Tax Exempt Insured Fund for a one-year period ending August 31, 2010.

In addition, at an in-person meeting held on May 27, 2009, the Board, including the Disinterested Trustees, approved both an interim Subadvisory Agreement between SunAmerica and Wellington (the "Interim Wellington Subadvisory Agreement") and a new Subadvisory Agreement between SunAmerica and Wellington (the "New Wellington Subadvisory Agreement"), each with respect to the SunAmerica High Yield Bond Fund ("High Yield Bond Fund"), with the New Wellington Subadvisory Agreement being subject to shareholder approval. As a result, effective July 24, 2009, Wellington replaced AIGGIC as the subadviser of the High Yield Bond Fund under the terms of the Interim Wellington Subadvisory Agreement. The Interim Wellington Subadvisory Agreement was approved by the Board pursuant to Rule 15a-4 under the 1940 Act, to ensure uninterrupted subadvisory services during the period between the effective date of the termination of the prior Subadvisory Agreement between SunAmerica and AIGGIC with respect to the High Yield Bond Fund (the "Prior Subadvisory Agreement") and the date of the special meeting of shareholders of the High Yield Bond Fund to vote on the approval of the New Wellington Subadvisory Agreement. Pursuant to the requirements of Rule 15a-4 under the 1940 Act, the subadvisory fee in the Interim Wellington Subadvisory Agreement was identical to the subadvisory fee in the Prior Subadvisory Agreement and the Interim Wellington Subadvisory Agreement was to remain in effect until December 21, 2009, or until the New Wellington Subadvisory Agreement was approved by the High Yield Bond Fund's shareholders, whichever was earlier. On September 15, 2009, shareholders of the High Yield Bond Fund approved the New Wellington Subadvisory Agreement and such Agreement became effective that same day for an initial term ending August 31, 2011.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica, AIGGIC and Wellington (each of AIGGIC and Wellington are referred to herein as a "Subadviser" and collectively, the "Subadvisers"), where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and AIGGIC Subadvisory Agreement, and whether to approve the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica, the Subadvisers and their affiliates, and a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; (g) a discussion of the key personnel of SunAmerica, the Subadvisers and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica, and the Subadvisers serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and AIGGIC Subadvisory Agreement, and whether to approve the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement, the Board, including Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services,

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings;
(iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica and concluded, based on its experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2009, SunAmerica managed, advised an/or administered approximately $35.3 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

With respect to the Strategic Bond Fund and Tax Exempt Fund, for which SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the Strategic Bond Fund and Tax Exempt Fund, subject to the oversight and review of SunAmerica. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Strategic Bond Fund and Tax Exempt Fund and concluded, based on their experience with AIGGIC, that:
(i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Strategic Bond Fund and Tax Exempt Fund as set forth in the Fund's prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by AIGGIC under the AIGGIC Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

With respect to the approval of the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement at the May 27, 2009 meeting, the Board, including the Disinterested Trustees, considered the nature, quality and extent of subadvisory services to be provided by Wellington with respect to the High Yield Bond Fund. The Board observed that it had a long-standing relationship with Wellington in connection with Wellington's role as subadviser to certain other funds in the SunAmerica fund complex. The Board also noted that the services to be provided by Wellington would be substantially similar to the services that Wellington has provided to certain other funds in the SunAmerica fund complex, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the High Yield Bond Fund, subject to the oversight and review of SunAmerica. In addition, the Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the High Yield Bond Fund. The Board concluded, based on the materials provided and its prior experience with Wellington as a subadviser to certain other funds in the SunAmerica fund complex, that: (i) Wellington was able to retain high quality portfolio managers and other investment personnel;

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

(ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) Wellington was responsive to requests of the Board and of SunAmerica. The Board considered that Wellington had developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the High Yield Bond Fund as set forth in the Funds' prospectus. The Board also considered Wellington's code of ethics, compliance and regulatory history. The Board further concluded that the nature and extent of services to be provided by Wellington to the High Yield Fund under the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 25, 2009 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2009. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2009. In addition, the Board received a report prepared by SunAmerica that detailed the Funds' performance for the three-month period ended June 30, 2009.

Specifically, the Board considered that the U.S. Government Securities Fund ranked in the first quintile of its Peer Group for the five- and ten-year periods ended May 31, 2009, ranked in the second quintile for the one- two and three-year periods and in the fourth quintile for the four year period. The Board noted that it was generally pleased with the Fund's performance. The Board considered that the GNMA Fund ranked in the first quintile of its Peer Group for the one- and two-year periods ended May 31, 2009. The Board further considered that the GNMA Fund ranked in the second quintile of its Peer Universe for the three-, four- and five-year periods ended May 31, 2009. The Board noted that it was generally pleased with the Fund's performance.

The Board then considered that the High Yield Bond Fund was ranked in the fifth quintile of its Peer Group for the one-, two-, three, four- and five-year periods ended May 31, 2009, and ranked in the third quintile for the ten-year period. The Board noted, however, that at the May 27, 2009 Board meeting, it had considered the investment performance of AIGGIC with respect to the High Yield Bond Fund and had terminated the Prior Subadvisory Agreement, and had subsequently approved the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement In connection with the approval of the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement, the Board, including the Disinterested Trustees, received information prepared by Wellington regarding its investment performance. The information provided to the Board included composite performance of certain institutional accounts managed by Wellington with investment policies and/or strategies similar to the Fund. The Board noted that the accounts included within these composites were not open-end mutual funds, as Wellington did not manage any mutual funds with investment policies and/or strategies similar to the High Yield Bond Fund. However, the Board noted that Wellington acts as subadviser to other mutual funds in the SunAmerica fund complex and is very experienced in managing mutual funds generally. In considering Wellington's anticipated performance with respect to the Fund, the Board also considered that Wellington's flexible investment approach would be well suited to the Fund. The Board also acknowledged that past performance is no guarantee of future results.

The Board also noted that SunAmerica recommended that the Board approve of Wellington as a new subadviser to the High Yield Bond Fund in the course of the Board's evaluation of subadviser performance and investment strategy. It was noted that SunAmerica's evaluation involved extensive research, including both qualitative and quantitative analysis of Wellington and AIGGIC, the prior subadviser, their organizational structures, investment process and style, and performance records over varying periods of time.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)


The Board then considered the performance of the Funds subadvised by AIGGIC, which include the Strategic Bond Fund and Tax Exempt Insured Fund. The Board considered that while the Strategic Bond Fund ranked in the fifth quintile of its Peer Group for the one-year period ended May 31, 2009, the Fund ranked in the second quintile for the ten-year period and ranked in the third quintile for the two-, three- four- and five-year periods. The Board noted that, despite the lagging short-term performance, it was pleased with the Fund's overall performance. The Board considered that the Tax Exempt Insured Fund ranked in the first quintile of its Peer Universe, which consists of all funds within the applicable Lipper classification, for the one-, two-, three-, four- and five-year periods ended May 31, 2009 and ranked in the second quintile of its Peer Universe for the ten -year period ended May 31, 2009. The Board noted that it was pleased with the Fund's overall performance. The Board further noted that quintile rankings were not included in the Lipper report with respect to the Tax Exempt Insured Fund's Peer Group because of the limited number of comparable funds in the Peer Group.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement, the fees to be paid by SunAmerica to AIGGIC pursuant to the AIGGIC Subadvisory Agreement and the fees to be paid by SunAmerica to Wellington pursuant to the New Wellington Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica with respect to the Class C shares of the Tax Exempt Insured Fund. The Board compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable, noting in particular the differences in services that SunAmerica provides as adviser compared to the services it provides as subadviser. The Board noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to AIGGIC pursuant to the AIGGIC Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the Strategic Bond Fund and Tax Exempt Fund. The Board noted that the subadvisory fees paid by SunAmerica to AIGGIC were reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)


The Board also received and reviewed information regarding the fees to be paid by SunAmerica to Wellington pursuant to the New Wellington Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees to be paid pursuant to the New Subadvisory Agreement, the Board received a report independently prepared by Lipper addressing the expense information with respect to the New Subadvisory Agreement and its Peer Group of similar funds as determined by Lipper. In considering the reasonableness of the subadvisory fee to be paid by SunAmerica to Wellington on behalf of the High Yield Bond Fund, the Board reviewed expense comparisons by Lipper including contractual and actual subadvisor fees as a portion of actual net management fees. The Board compared the High Yield Bond Fund's contractual subadvisory fees to those of other funds within its Peer Group and Peer Universe as a guide to help assess the subadvisory fee to be paid to Wellington. The Board noted that the Peer Group information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other similar funds. The Board also considered information provided by Wellington on fees and expenses relating to institutional accounts with similar investment styles as the High Yield Bond Fund. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the High Yield Bond Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board compared the subadvisory fees paid to AIGGIC under the Prior Subadvisory Agreement and the proposed subadvisory fees that will be paid to Wellington under the New Wellington Subadvisory Agreement. The Board also considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, and Service Agreements. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers' financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and AIGGIC Subadvisory Agreement, respectively, and to continue to provide the Funds with the high quality services that they had provided in the past. The Board further concluded that Wellington had the financial resources necessary to perform its obligations under the Interim Wellington Subadvisory Agreement and the New Wellington Subadvisory Agreement and would provide the High Yield Bond Fund with high quality services. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that, with the exception of the Tax Exempt Insured Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds, at certain levels. The Board also noted

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2009 -- (unaudited) (continued)

that SunAmerica has contractually agreed to waive a portion of its management fee with respect to the Tax Exempt Insured Fund. The Board observed that those expense caps and fee waivers benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement, AIGGIC Subadvisory Agreement and Wellington Subadvisory Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and the Subadvisers may derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement, and the AIGGIC Subadvisory Agreement with respect to the Strategic Bond Fund and Tax Exempt Insured Fund, each for a one-year period ending August 31, 2010. The Board also approved the Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement. The New Wellington Subadvisory Agreement was approved by shareholders on September 15, 2009 and will remain in effect for an initial term ending August 31, 2011. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement, AIGGIC Subadvisory Agreement, Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement, AIGGIC Subadvisory Agreement, Interim Wellington Subadvisory Agreement and New Wellington Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Income Funds
        RESULTS OF SPECIAL SHAREHOLDER MEETING -- September 30, 2009 -- (unaudited)

A special meeting of shareholders of the High Yield Fund was held on September 15, 2009 (the "Meeting"). At the Meeting, shareholders approved (i) a new subadvisory agreement between SunAmerica and Wellington Management and
(ii) the operation of High Yield Bond Fund in a manner consistent with the exemptive order received from the Securities and Exchange Commission that permits SunAmerica to, among other things, enter into or amend subadvisory agreements with unaffiliated subadvisers upon approval by the Board of Trustees, but without obtaining shareholder approval (the "Manager of Managers Proposal").

The voting results were as follows:

   To approve a new subadvisory agreement between SunAmerica and Wellington
   Management:

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
     21,282,208.479               821,777.982               1,038,893.937

   To approve the Manager of Managers Proposal:

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
     19,677,818.260              2,389,431.062              1,075,631.076

[LOGO] SunAmerica
       Mutual Funds

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors/Trustees         VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat       PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Peter A. Harbeck          A description of the       The Trust is required to
 Dr. Judith L. Craven      policies and proce-dures   file its com-plete
 William F. Devin          that the Trust uses to     schedule of portfolio
 Stephen J. Gutman         determine how to vote      holdings with the U.S.
 Jeffrey S. Burum          proxies relating to        Securities and Exchange
 William J. Shea           secu-rities held in a      Commission for its first
                           Fund's portfolio, which    and third fiscal quarters
Officers                   is available in the        on Form N-Q. The Trust's
 John T. Genoy, President  Trust's Statement of       Forms N-Q are available
 Donna M. Handel,          Additional Information,    on the U.S. Securities
   Treasurer               may be ob-tained without   and Exchange Commis-sion
 James Nichols, Vice       charge upon request, by    website at www.sec.gov.
   President               calling (800) 858-8850.    You can also review and
 Timothy Pettee, Vice      The in-formation is also   obtain copies of the
   President               available from the EDGAR   Forms N-Q at the U.S.
 Michael Cheah, Vice       database on the U.S.       Securities and Exchange
   President               Secu-rities and Exchange   Commission Public
 Cynthia Skrehot, Vice     Commission's website at    Refer-ence Room in
   President and Chief     http://www.sec.gov.        Washington DC
   Compliance Officer                                 (information on the
 Gregory N. Bressler,      DELIVERY OF SHAREHOLDER    operation of the Public
   Chief Legal Officer     DOCUMENTS                  Reference Room may be
   and Secretary           The Funds have adopted a   ob-tained by calling
 Nori L. Gabert, Vice      policy that allows them    1-800-SEC-0330).
   President and           to send only one copy of
   Assistant Secretary     a Fund's prospectus,       PROXY VOTING RECORD ON
 Kathleen Fuentes,         proxy material, annual     SUNAMERICA INCOME FUNDS
   Assistant Secretary     report and semi-annual     Information regarding how
 John E. McLean,           report (the "shareholder   the Funds voted proxies
   Assistant Secretary     documents") to             relating to securities
 Gregory R. Kingston,      shareholders with          held in the Funds during
   Vice President and      multiple accounts          the most recent twelve
   Assistant Treasurer     residing at the same       month period ended June
 Christopher A. Okeke,     "household." This          30 is available, once
   Assistant Treasurer     practice is called         filed with the U.S.
 Matthew J. Hackethal,     householding and reduces   Securities and Exchange
   Anti-Money Laundering   Fund expenses, which       Commission, without
   Compliance Officer      benefits you and other     charge, upon request, by
                           shareholders. Unless the   calling (800) 858-8850 or
Investment Adviser         Funds receive              on the U.S. Securities
 SunAmerica Asset          instructions to the        and Exchange Commission's
   Management Corp.        con-trary, you will only   website at
 Harborside Financial      receive one copy of the    http://www.sec.gov.
   Center                  shareholder documents.
 3200 Plaza 5              The Funds will continue    This report is submitted
 Jersey City, NJ           to household the           solely for the general
   07311-4992              share-holder documents     information of
                           indefinitely, until we     shareholders of the
Distributor                are instructed otherwise.  Funds. Distribution of
 SunAmerica Capital        If you do not wish to      this report to persons
   Services, Inc.          participate in             other than shareholders
 Harborside Financial      householding please        of the Funds is
   Center                  contact Shareholder        authorized only in
 3200 Plaza 5              Services at (800)          con-nection with a
 Jersey City, NJ           858-8850 ext. 6010 or      currently effective
   07311-4992              send a written request     pro-spectus, setting
                           with your name, the name   forth details of the
Shareholder Servicing      of your fund(s) and your   Funds, which must precede
Agent                      account number(s) to       or accom-pany this report.
 SunAmerica Fund           SunAmerica Mutual Funds
   Services, Inc.          c/o BFDS, P.O. Box         The accompanying report
 Harborside Financial      219186, Kansas City MO,    has not been audited by
   Center                  64121-9186. We will        independent accountants
 3200 Plaza 5              resume individual          and accordingly no
 Jersey City, NJ           mailings for your account  opinion has been
   07311-4992              within thirty (30) days    expressed thereon.
                           of receipt of your
Custodian and Transfer     request.
Agent
 State Street Bank and
   Trust Company
 P.O. Box 419572
 Kansas City, MO
   64141-6572

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                          1   Go to
                              www.sunamericafunds.com

                          2   Click on the link to
                              "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

INSAN - 9/09

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: December 8, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2009